File No. 333-120600
                                                              File No. 811-21613
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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ ]
          Pre-Effective Amendment No.                                   [ ]
                                      ------
          Post-Effective Amendment No.   3                              [x]
                                      ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ ]
          Amendment No.                  8                              [x]
                                      ------

                        (Check appropriate box or boxes)

                           VARIABLE ANNUITY ACCOUNT B
                                 (SECUREDESIGNS)
                           (Exact Name of Registrant)

      First Security Benefit Life Insurance and Annuity Company of New York
                               (Name of Depositor)

          70 West Red Oak Lane, 4th Floor, White Plains, New York 10604
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 1-800-355-4570

                      Amy J. Lee, Associate General Counsel
      First Security Benefit Life Insurance and Annuity Company of New York
                One Security Benefit Place, Topeka, KS 66636-0001
                     (Name and address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[x] on May 1, 2007, pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on May 1, 2007, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                                     [logo:]
                                                     SECURITY BENEFIT(SM)
                                                     SECURITY DISTRIBUTORS, INC.


PROSPECTUS                                     May 1, 2007
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SECUREDESIGNS(R) VARIABLE ANNUITY
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                                                ---------------------------
                                                     Important Privacy
                                                      Notice Included

                                                       See Back Cover
                                                ---------------------------


6959 (R5-07)                                                        32-69593-00

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                        SECUREDESIGNS(R) VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

          ISSUED BY:                                 MAILING ADDRESS:
FIRST SECURITY BENEFIT LIFE INSURANCE      FIRST SECURITY BENEFIT LIFE INSURANCE
  AND ANNUITY COMPANY OF NEW YORK            AND ANNUITY COMPANY OF NEW YORK
70 WEST RED OAK LANE, 4TH FLOOR            P.O. BOX 750497
WHITE PLAINS, NY 10604                     TOPEKA, KANSAS 66675-0497
1-800-355-4570                             1-800-888-2461
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     This Prospectus describes a flexible Purchase Payment deferred variable annuity contract (the "Contract") offered by First Security Benefit Life Insurance and Annuity Company of New York (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

     You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account B, or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:

-  AIM V.I. Basic Value                  -  MFS(R) VIT Total Return               -  Rydex VT Hedged Equity
-  AIM V.I. Capital Development          -  MFS(R) VIT Utilities                  -  Rydex VT Multi-Cap Core Equity
-  AIM V.I. Global Health Care           -  Mutual Discovery Securities           -  Rydex VT Sector Rotation
-  AIM V.I. Global Real Estate           -  Neuberger Berman AMT                  -  SBL Alpha Opportunity
    (formerly AIM V.I. Real Estate)          Socially Responsive                  -  SBL Diversified Income
-  AIM V.I. International Growth         -  Oppenheimer Core Bond Fund/VA         -  SBL Enhanced Index
-  AIM V.I. Mid Cap Core Equity          -  Oppenheimer Main                      -  SBL Equity
-  American Century VP Mid Cap Value         Street Small Cap(R)/VA               -  SBL Equity Income
-  American Century VP Ultra(R)          -  PIMCO VIT All Asset                   -  SBL Global
-  American Century VP Value             -  PIMCO VIT CommodityRealReturn         -  SBL High Yield
-  Dreyfus IP Technology Growth              Strategy                             -  SBL Large Cap Value
-  Dreyfus VIF International Value       -  PIMCO VIT Emerging Markets Bond       -  SBL Managed Asset Allocation
-  Franklin Income Securities            -  PIMCO VIT Foreign Bond                -  SBL Mid Cap Growth
-  Franklin Small Cap Value Securities       (U.S. Dollar-Hedged)                 -  SBL Mid Cap Value
-  Janus Aspen INTECH                    -  PIMCO VIT Low Duration                -  SBL Money Market
    Risk-Managed Core                    -  PIMCO VIT Real Return                 -  SBL Select 25
-  Janus Aspen Large Cap Growth          -  PIMCO VIT Small Cap                   -  SBL Small Cap Growth
-  Janus Aspen Mid Cap Growth                StocksPLUS(R) TR                     -  SBL Small Cap Value
-  Legg Mason Partners Variable          -  Royce Micro-Cap                       -  Van Kampen LIT Comstock
    Aggressive Growth                    -  RVT CLS AdvisorOne Amerigo            -  Van Kampen LIT Government
-  Legg Mason Partners Variable          -  RVT CLS AdvisorOne Clermont           -  Van Kampen UIF Emerging
    Global High Yield Bond               -  Rydex VT Absolute Return Strategies       Markets Equity
-  Legg Mason Partners Variable          -  Rydex VT EP Aggressive                -  Van Kampen UIF Equity and Income
    Small Cap Growth                     -  Rydex VT EP Conservative
-  MFS(R) VIT Research International     -  Rydex VT EP Moderate


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     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS. YOU SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

     EXPENSES FOR THIS CONTRACT, IF PURCHASED WITH AN EXTRA CREDIT RIDER, MAY BE HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT THE EXTRA CREDIT RIDER. THE AMOUNT OF CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

     THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPO-RATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.


DATE:  MAY 1, 2007

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   The variable annuity covered by this Prospectus is the subject of a pending patent application in the United States Patent and Trademark Office.
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6959 (R5-07)                                                        32-69593-00

     Amounts that you allocate to the Subaccounts under the Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

     Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability.

     When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

     This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2007, which has been filed with the Securities and Exchange Commission ("SEC"), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is avail-able at no charge, by writing the Company at P.O. Box 750497, Topeka, KS, 66675-0497 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 49 of this Prospectus.

     The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.



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     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS. YOU SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.


     EXPENSES FOR THIS CONTRACT, IF PURCHASED WITH AN EXTRA CREDIT RIDER, MAY BE HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT THE EXTRA CREDIT RIDER. THE AMOUNT OF CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.


     THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPO-RATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.


DATE:  MAY 1, 2007

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   The variable annuity covered by this Prospectus is the subject of a pending patent application in the United States Patent and Trademark Office.
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                               Table of Contents

                                                                         Page
DEFINITIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     5
SUMMARY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
  Purpose of the Contract . . . . . . . . . . . . . . . . . . . . . . .     6
  The Separate Account and the Funds. . . . . . . . . . . . . . . . . .     6
  Fixed Account . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
  Purchase Payments . . . . . . . . . . . . . . . . . . . . . . . . . .     6
  Contract Benefits . . . . . . . . . . . . . . . . . . . . . . . . . .     7
  Optional Riders . . . . . . . . . . . . . . . . . . . . . . . . . . .     7
  Free-Look Right . . . . . . . . . . . . . . . . . . . . . . . . . . .     7
  Charges and Deductions. . . . . . . . . . . . . . . . . . . . . . . .     7
  Tax-Free Exchanges. . . . . . . . . . . . . . . . . . . . . . . . . .     9
  Contacting the Company. . . . . . . . . . . . . . . . . . . . . . . .     9
EXPENSE TABLE . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    10
  Contract Owner Transaction Expenses . . . . . . . . . . . . . . . . .    10
  Periodic Expenses . . . . . . . . . . . . . . . . . . . . . . . . . .    10
  Optional Rider Expenses . . . . . . . . . . . . . . . . . . . . . . .    11
  Example . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11
CONDENSED FINANCIAL INFORMATION . . . . . . . . . . . . . . . . . . . .    12
INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS. . .    15
  First Security Benefit Life Insurance and Annuity Company of New York    15
  Published Ratings . . . . . . . . . . . . . . . . . . . . . . . . . .    15
  Separate Account. . . . . . . . . . . . . . . . . . . . . . . . . . .    15
  Underlying Funds. . . . . . . . . . . . . . . . . . . . . . . . . . .    16
THE CONTRACT. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    17
  General . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    17
  Application for a Contract. . . . . . . . . . . . . . . . . . . . . .    18
  Optional Riders . . . . . . . . . . . . . . . . . . . . . . . . . . .    18
  Guaranteed Minimum Income Benefit . . . . . . . . . . . . . . . . . .    18
  Annual Stepped Up Death Benefit . . . . . . . . . . . . . . . . . . .    18
  Guaranteed Minimum Withdrawal Benefit . . . . . . . . . . . . . . . .    19
  Extra Credit. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    20
  Alternate Withdrawal Charge . . . . . . . . . . . . . . . . . . . . .    21
  Purchase Payments . . . . . . . . . . . . . . . . . . . . . . . . . .    21
  Allocation of Purchase Payments . . . . . . . . . . . . . . . . . . .    22
  Bonus Credit. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    22
  Dollar Cost Averaging Option. . . . . . . . . . . . . . . . . . . . .    22
  Asset Reallocation Option . . . . . . . . . . . . . . . . . . . . . .    23
  Transfers of Contract Value . . . . . . . . . . . . . . . . . . . . .    24
  Contract Value. . . . . . . . . . . . . . . . . . . . . . . . . . . .    26
  Determination of Contract Value . . . . . . . . . . . . . . . . . . .    26
  Cut-Off Times . . . . . . . . . . . . . . . . . . . . . . . . . . . .    27
  Full and Partial Withdrawals. . . . . . . . . . . . . . . . . . . . .    27
  Systematic Withdrawals. . . . . . . . . . . . . . . . . . . . . . . .    28
  Free-Look Right . . . . . . . . . . . . . . . . . . . . . . . . . . .    29
  Death Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . . .    29
  Distribution Requirements . . . . . . . . . . . . . . . . . . . . . .    30
  Death of the Annuitant. . . . . . . . . . . . . . . . . . . . . . . .    30
CHARGES AND DEDUCTIONS. . . . . . . . . . . . . . . . . . . . . . . . .    30
  Contingent Deferred Sales Charge. . . . . . . . . . . . . . . . . . .    30
  Mortality and Expense Risk Charge . . . . . . . . . . . . . . . . . .    31
  Administration Charge . . . . . . . . . . . . . . . . . . . . . . . .    31
  Account Administration Charge . . . . . . . . . . . . . . . . . . . .    31
  Premium Tax Charge. . . . . . . . . . . . . . . . . . . . . . . . . .    32
  Loan Interest Charge. . . . . . . . . . . . . . . . . . . . . . . . .    32
  Other Charges . . . . . . . . . . . . . . . . . . . . . . . . . . . .    32
  Variations in Charges . . . . . . . . . . . . . . . . . . . . . . . .    32
  Optional Rider Charges. . . . . . . . . . . . . . . . . . . . . . . .    32
  Guarantee of Certain Charges. . . . . . . . . . . . . . . . . . . . .    32
  Underlying Fund Expenses. . . . . . . . . . . . . . . . . . . . . . .    33
ANNUITY PERIOD. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    33
  General . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    33
  Annuity Options . . . . . . . . . . . . . . . . . . . . . . . . . . .    34
  Selection of an Option. . . . . . . . . . . . . . . . . . . . . . . .    35
THE FIXED ACCOUNT . . . . . . . . . . . . . . . . . . . . . . . . . . .    35
  Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    36
  Death Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . . .    36
  Contract Charges. . . . . . . . . . . . . . . . . . . . . . . . . . .    36
  Transfers and Withdrawals from the Fixed Account. . . . . . . . . . .    37
  Payments from the Fixed Account . . . . . . . . . . . . . . . . . . .    37
MORE ABOUT THE CONTRACT . . . . . . . . . . . . . . . . . . . . . . . .    37
  Ownership . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    37
  Designation and Change of Beneficiary . . . . . . . . . . . . . . . .    37
  Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    38
  Payments from the Separate Account. . . . . . . . . . . . . . . . . .    38
  Proof of Age and Survival . . . . . . . . . . . . . . . . . . . . . .    38
  Misstatements . . . . . . . . . . . . . . . . . . . . . . . . . . . .    38
  Loans . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    38
  Restrictions on Withdrawals from Qualified Plans. . . . . . . . . . .    39
FEDERAL TAX MATTERS . . . . . . . . . . . . . . . . . . . . . . . . . .    40
  Introduction. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    40
  Tax Status of the Company and the Separate Account. . . . . . . . . .    40
  Income Taxation of Annuities in General-Non-Qualified Plans . . . . .    41
  Additional Considerations . . . . . . . . . . . . . . . . . . . . . .    42
  Qualified Plans  . . . . . . . . . . . . . . . . . . . . . . .  . . .    43
  Other Tax Considerations  . . . . . . . . . . . . . . . . . . . . . .    45
OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . .    46
  Voting of Underlying Fund Shares. . . . . . . . . . . . . . . . . . .    46
  Substitution of Investments . . . . . . . . . . . . . . . . . . . . .    46
  Changes to Comply with Law and Amendments . . . . . . . . . . . . . .    47
  Reports to Owners . . . . . . . . . . . . . . . . . . . . . . . . . .    47
  Electronic Privileges . . . . . . . . . . . . . . . . . . . . . . . .    47
  Legal Proceedings . . . . . . . . . . . . . . . . . . . . . . . . . .    48
  Sale of the Contract. . . . . . . . . . . . . . . . . . . . . . . . .    48
PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . .    49
ADDITIONAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . .    49
  Registration Statement. . . . . . . . . . . . . . . . . . . . . . . .    49
  Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . .    49
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION . . . . . . .    50
OBJECTIVES FOR UNDERLYING FUNDS . . . . . . . . . . . . . . . . . . . .    51
APPENDIX A - IRA Disclosure Statement

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THE CONTRACT IS AVAILABLE ONLY IN NEW YORK. YOU SHOULD NOT CONSIDER THIS
PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR
STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR
THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH
INFORMATION THAT IS DIFFERENT.
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                                        3

                                                                         Page

APPENDIX B - Roth IRA Disclosure Statement





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You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.
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DEFINITIONS

     Various terms commonly used in this Prospectus are defined as follows:

     ACCUMULATION UNIT - A unit of measure used to calculate Contract Value.

     ADMINISTRATIVE OFFICE - First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.

     ANNUITANT - The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

     ANNUITY - A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

     ANNUITY OPTIONS - Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

     ANNUITY PERIOD - The period beginning on the Annuity Start Date during which annuity payments are made.

     ANNUITY START DATE - The date when annuity payments begin as elected by the Owner.

     ANNUITY UNIT - A unit of measure used to calculate variable annuity payments under Options 1 through 6.

     AUTOMATIC INVESTMENT PROGRAM - A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

     BONUS CREDIT - An amount equal to 2% of the initial Purchase Payment that is added to Contract Value as described under "Bonus Credit."

     CONTRACT DATE - The date the Contract begins as shown in your Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

     CONTRACT DEBT - The unpaid loan balance including loan interest.

     CONTRACT VALUE - The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

     CONTRACT YEAR - Each twelve-month period measured from the Contract Date.

     CREDIT ENHANCEMENT - An amount added to Contract Value under the Extra Credit Rider.


     DESIGNATED BENEFICIARY - The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.


     FIXED ACCOUNT - An account that is part of the Company's General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. See the "Fixed Account."

     GENERAL ACCOUNT - All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

     GUARANTEED RATE - The minimum interest rate earned on the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3%.

     OWNER - The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

     PARTICIPANT - A Participant under a Qualified Plan.

     PURCHASE PAYMENT - An amount paid to the Company as consideration for the Contract.

     SEPARATE ACCOUNT - The Variable Annuity Account B, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

     SUBACCOUNT - A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

     UNDERLYING FUND - A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

     VALUATION DATE - Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

     VALUATION PERIOD - A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.


     WITHDRAWAL VALUE - The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 5 is the present value of future annuity payments commuted at the assumed interest rate less any applicable withdrawal charges and any uncollected premium taxes.


SUMMARY

     This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and in the Contract.

PURPOSE OF THE CONTRACT - The flexible Purchase Payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

     You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.

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THE SEPARATE ACCOUNT AND THE FUNDS - The Separate Account is divided into accounts referred to as Subaccounts. See "Separate Account." Each Subaccount invests exclusively in shares of a corresponding Underlying Fund, each of which has a different investment objective and policies. The Subaccounts currently available under the Contract are as follows:(1)

-  AIM V.I. Basic Value                  -  MFS(R) VIT Total Return               -  Rydex VT Hedged Equity
-  AIM V.I. Capital Development          -  MFS(R) VIT Utilities                  -  Rydex VT Multi-Cap Core Equity
-  AIM V.I. Global Health Care           -  Mutual Discovery Securities           -  Rydex VT Sector Rotation
-  AIM V.I. Global Real Estate           -  Neuberger Berman AMT                  -  SBL Alpha Opportunity
    (formerly AIM V.I. Real Estate)          Socially Responsive                  -  SBL Diversified Income
-  AIM V.I. International Growth         -  Oppenheimer Core Bond Fund/VA         -  SBL Enhanced Index
-  AIM V.I. Mid Cap Core Equity          -  Oppenheimer Main                      -  SBL Equity
-  American Century VP Mid Cap Value         Street Small Cap(R)/VA               -  SBL Equity Income
-  American Century VP Ultra(R)          -  PIMCO VIT All Asset                   -  SBL Global
-  American Century VP Value             -  PIMCO VIT CommodityRealReturn         -  SBL High Yield
-  Dreyfus IP Technology Growth              Strategy                             -  SBL Large Cap Value
-  Dreyfus VIF International Value       -  PIMCO VIT Emerging Markets Bond       -  SBL Managed Asset Allocation
-  Franklin Income Securities            -  PIMCO VIT Foreign Bond                -  SBL Mid Cap Growth
-  Franklin Small Cap Value Securities       (U.S. Dollar-Hedged)                 -  SBL Mid Cap Value
-  Janus Aspen INTECH                    -  PIMCO VIT Low Duration                -  SBL Money Market
    Risk-Managed Core                    -  PIMCO VIT Real Return                 -  SBL Select 25
-  Janus Aspen Large Cap Growth          -  PIMCO VIT Small Cap                   -  SBL Small Cap Growth
-  Janus Aspen Mid Cap Growth                StocksPLUS(R) TR                     -  SBL Small Cap Value
-  Legg Mason Partners Variable          -  Royce Micro-Cap                       -  Van Kampen LIT Comstock
    Aggressive Growth                    -  RVT CLS AdvisorOne Amerigo            -  Van Kampen LIT Government
-  Legg Mason Partners Variable          -  RVT CLS AdvisorOne Clermont           -  Van Kampen UIF Emerging
    Global High Yield Bond               -  Rydex VT Absolute Return Strategies       Markets Equity
-  Legg Mason Partners Variable          -  Rydex VT EP Aggressive                -  Van Kampen UIF Equity and Income
    Small Cap Growth                     -  Rydex VT EP Conservative
-  MFS(R) VIT Research International     -  Rydex VT EP Moderate


     You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Under-lying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.
--------------------------------------------------------------------------------

FIXED ACCOUNT - You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate. See "The Fixed Account."

PURCHASE PAYMENTS - Your initial Purchase Payment must be at least $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See "Purchase Payments."

CONTRACT BENEFITS - You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, subject to certain restrictions as described in "The Contract" and "The Fixed Account."

     At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in "The Fixed Account." See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59(1/2).

     The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

OPTIONAL RIDERS - Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may not select riders with total charges in excess of 1.70% (1.55% if your Contract was issued prior to September 1, 2005 and 1.00% if one of the riders you select is the 0-Year Alternate Withdrawal Charge Rider):

-    Guaranteed Minimum Income Benefit at 3% or 5%;
-    Annual Stepped Up Death Benefit;*
-    Guaranteed Minimum Withdrawal Benefit;
-    Extra Credit at 3%, 4% or 5%; or
-    0-Year or 4-Year Alternate Withdrawal Charge.

*Provides a death benefit.

The Company makes each rider option available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, which is also available for purchase on a Contract Anniversary. You cannot change or cancel the Rider(s) that you select after they are issued. See the detailed description of the riders under "Optional Riders."

FREE-LOOK RIGHT - You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which your Contract is delivered to us any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

CHARGES AND DEDUCTIONS - The Company does not deduct sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

     CONTINGENT DEFERRED SALES CHARGE. If you with-draw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

     The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments and/or Bonus Credits that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

     The amount of the charge will depend on how long your Purchase Payments and/or Bonus Credits have been held under the Contract. (Bonus Credits are subject to withdrawal charges on the same basis as purchase payments in the event of a full or partial withdrawal of any such Bonus Credits.) Each Purchase Payment and Bonus Credit you make is considered to have a certain "age," depending on the length of time since the Purchase Payment or Bonus Credit was effective. A Purchase Payment or Bonus Credit is "age one" in the year beginning on the date the Purchase Payment or Bonus Credit is received by the Company and increases in age each year there-after. The withdrawal charge is calculated according to the following schedule:

----------------------------------
PURCHASE PAYMENT AND
BONUS CREDIT AGE (IN    WITHDRAWAL
       YEARS)             CHARGE
----------------------------------
         1                  7%
         2                  7%
         3                  6%
         4                  5%
         5                  4%
         6                  3%
         7                  2%
     8 and over             0%
----------------------------------

     The amount of the total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. See "Contingent Deferred Sales Charge."

     MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

--------------------------------------------
                        ANNUAL MORTALITY AND
                           EXPENSE RISK
     CONTRACT VALUE           CHARGE
--------------------------------------------
Less than $25,000              0.85%
At least $25,000 but
  less than $100,000           0.70%
100,000 or more                0.60%
--------------------------------------------

During the Annuity Period, the mortality and expense risk charge is 1.25%, in lieu of the amounts set forth above. See "Mortality and Expense Risk Charge."

     OPTIONAL RIDER CHARGES. The Company deducts a monthly charge from Contract Value for certain Riders that may be elected by the Owner. The Company generally will deduct the monthly Rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

     The Company makes each Rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, which is also available for purchase on a Contract Anniversary. You may not terminate a Rider after issue, unless otherwise stated. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. You may not select Riders with a total charge that exceeds 1.70% of Contract Value (1.55% if your contract was issued before September 1, 2005, and 1.00% if one of the riders you select is the 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Extra Credit Rider at 5% with a cost of 0.70% and the 0-Year Alternate Withdrawal Charge Rider with a cost of 0.70%, because the total cost of such Riders, 1.40%, would exceed the applicable maximum Rider charge of 1.00%. Each Rider and its charge are listed below. See "Optional Rider Charges."

--------------------------------------------------------------------------------
OPTIONAL RIDER EXPENSES
(as a percentage of Contract Value
allocated to the Subaccounts)
--------------------------------------------------------------
                                                    Annual
                                        Rate(1)  Rider Charge
--------------------------------------------------------------
Guaranteed Minimum                        3%          0.25%
Income Benefit                            5%          0.40%
--------------------------------------------------------------
Annual Stepped
Up Death Benefit                         ---          0.25%
--------------------------------------------------------------
Guaranteed Minimum
Withdrawal Benefit                       ---          0.55%(2)
--------------------------------------------------------------
                                          3%          0.40%
Extra Credit(3)                           4%          0.55%
                                          5%          0.70%
--------------------------------------------------------------
Alternate Withdrawal Charge             0-Year        0.70%
                                        4-Year        0.60%(4)
--------------------------------------------------------------
1    Rate refers to the applicable interest rate for the Guaranteed Minimum
     Income Benefit Rider, the applicable Credit Enhancement rate for the Extra
     Credit Rider and the applicable withdrawal charge schedule for the
     Alternate Withdrawal Charge Rider.

2    The Company may increase the Rider charge for the Guaranteed Minimum
     Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the Rider charge upon reset will not exceed 1.10% on an annual basis.
     Please see the discussion under "Guaranteed Minimum Withdrawal Benefit."
     The current charge for such Rider is used in calculating the maximum Rider charge of 1.70% (1.55% if your Contract was issued before September 1, 2005, and 1.00% if one of the riders you select is the 0-Year Alternate
     Withdrawal Charge Rider).

3 The Company will deduct the charge for this Rider during the seven-year period beginning on the Contract Date.

4    If the Company issued your rider prior to September 1, 2005, the charge for the 4-year Alternate Withdrawal Charge Rider is 0.55%.
--------------------------------------------------------------------------------

     ADMINISTRATION CHARGE. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. See "Administration Charge."

     ACCOUNT ADMINISTRATION CHARGE. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."

     PREMIUM TAX CHARGE. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or any-time thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

     LOAN INTEREST CHARGE. The Company charges interest on a loan at an annual effective rate of 7.4%. The Company also will credit the amount in the Loan Account with an annual effective rate of 3%. Because the Contract

Value maintained in the Loan Account is always equal in amount to the outstanding loan balance and earns an annual effective rate of 3%, the net cost of a loan is 4.4%. Thus, the highest net cost of a loan you may be charged is 4.4%.

     OTHER EXPENSES. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectuses for the Underlying Funds for more information about Underlying Fund expenses.

     The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

TAX-FREE EXCHANGES - You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, there will be a new surrender charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

CONTACTING THE COMPANY - You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling 1-800-888-2461.

EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

-------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the company may impose different fees and expenses not reflected in the following tables or
Example. See "Mortality and Expense Risk Charge."
--------------------------------------------------------------------------------------------------  ---------
  Sales Load on Purchase Payments                                                                     None
--------------------------------------------------------------------------------------------------  ---------
  Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)        7%(1)
--------------------------------------------------------------------------------------------------  ---------
  Transfer Fee (per transfer)                                                                         None
--------------------------------------------------------------------------------------------------  ---------
PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------------------------  ---------
  Account Administration Charge                                                                     $  30(2)
--------------------------------------------------------------------------------------------------  ---------
  Net Loan Interest Charge(3)                                                                         4.4%
--------------------------------------------------------------------------------------------------  ---------
  Separate Account Annual Expenses
  (as a percentage of average Subaccount daily net assets)
--------------------------------------------------------------------------------------------------  ---------
    Annual Mortality and Expense Risk Charge                                                         0.85%(4)
--------------------------------------------------------------------------------------------------  ---------
    Annual Administration Charge                                                                     0.15%
--------------------------------------------------------------------------------------------------  ---------
    Maximum Annual Charge for Optional Riders                                                        1.70%(5)
--------------------------------------------------------------------------------------------------  ---------
    Total Separate Account Annual Expenses                                                           2.70%
-------------------------------------------------------------------------------------------------------------
1    The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments have been held under the
     Contract. A free withdrawal is available in each Contract Year equal to (1)
     10% of Purchase Payments, excluding any Credit Enhancements, in the first
     Contract Year, and (2) 10% of Contract Value as of the beginning of the
     Contract Year in each subsequent Contract Year. See "Full and Partial
     Withdrawals" and "Contingent Deferred Sales Charge" for more information.

2    An account administration charge of $30 is deducted at each Contract
     Anniversary and a pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date;
     and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

3 The net loan cost of 4.4% is the difference between the amount of interest the Company charges you for a loan (7.4%) and the amount of interest the Company credits to the Loan Account (3%).

4 The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 - 0.85%; At least $25,000 but less than $100,000 - 0.70%; $100,000 or more - 0.60%. Any mortality and expense risk charge above the minimum charge of 0.60% is deducted from your Contract
     Value on a monthly basis. During the Annuity Period, the annual mortality and expense risk charge is 1.25%, in lieu of the amounts described above, and is deducted daily. See the discussion under "Mortality and Expense Risk
     Charge."

5    You may select optional Riders. If you select one or more of such Riders, the charge will be deducted from your Contract Value. (See the applicable
     Rider charges in the table below.) You may not select Riders with a total charge that exceeds 1.70% of Contract Value (1.55% if your Contract was issued before September 1, 2005; provided however, that you may not select riders with total charges in excess of 1.00% if one of the riders you select is the 0-Year Alternate Withdrawal Charge Rider).
-------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value allocated to the Subaccounts)
----------------------------------------------------------------------------------------------------------------
                                                                                                       Annual
                                                                                          Rate(1)   Rider Charge
----------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                                                     3%          0.25%
                                                                                            5%          0.40%
----------------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                                                      ---          0.25%
----------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit Rider                                                ---          0.55%(2)
----------------------------------------------------------------------------------------------------------------
                                                                                            3%          0.40%
Extra Credit Rider(3)                                                                       4%          0.55%
                                                                                            5%          0.70%
----------------------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge Rider                                                         0-Year        0.70%
                                                                                          4-Year        0.60%(4)
----------------------------------------------------------------------------------------------------------------
1    Rate refers to the applicable interest rate for the Guaranteed Minimum
     Income Benefit Rider, the applicable Credit Enhancement rate for the Extra
     Credit Rider and the applicable withdrawal charge schedule for the
     Alternate Withdrawal Charge Rider.

2    The Company may increase the Rider charge for the Guaranteed Minimum
     Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the Rider charge upon reset will not exceed 1.10% on an annual basis.
     Please see the discussion under "Guaranteed Minimum Withdrawal Benefit."
     The current charge for such Rider is used in calculating the maximum Rider charge of 1.70% (1.55% if your Contract was issued before September 1, 2005; provided however, that you may not select riders with total charges in excess of 1.00% if one of the riders you select is the 0-Year Alternate
     Withdrawal Charge Rider).

3 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

4    If the Company issued your rider before September 1, 2005, the charge for the 4-year Alternate Withdrawal Charge Rider is 0.55%.
----------------------------------------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.

--------------------------------------------------------------------------------
                          MINIMUM    MAXIMUM
---------------------------------------------
Total Annual Underlying
Fund Operating Expenses(1)  0.65%    3.02%(2)
---------------------------------------------
1    Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that
     Underlying Fund with the highest total operating expenses for the period ended December 31, 2006, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses.

2    The actual minimum and maximum Total Annual Underlying Fund Operating
     Expenses for the period ended December 31, 2006 after taking into account any contractual expense waivers and/or reimbursements were 0.65% and 1.35%, respectively.
--------------------------------------------------------------------------------

EXAMPLE - This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

     The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------
                               1       3       5      10
                             YEAR    YEARS   YEARS   YEARS
---------------------------  ------  ------  ------  ------
If you surrender your
Contract at the end of the   $1,200  $2,234  $3,167  $5,535
applicable time period
---------------------------  ------  ------  ------  ------
If you do not surrender or
you annuitize your Contract  $  572  $1,704  $2,819  $5,535
------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

     The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for the following period ended December 31, 2006. Because the following Subaccounts were not in existence as of December 31, 2006, accumulation unit values and ending accumulation units outstanding have not been provided: American Century VP Mid Cap Value, Franklin Income Securities, Franklin Small Cap Value Securities, Janus Aspen INTECH Risk-Managed Core, Janus Aspen Mid Cap Growth, Legg Mason Partners Variable Global High Yield Bond, Mutual Discovery Securities, Oppenheimer Core Bond Fund/VA, PIMCO VIT Emerging Markets Bond, PIMCO VIT Small Cap StocksPLUS(R) TR, Rydex VT Absolute Return Strategies, Rydex VT EP Aggressive, Rydex VT EP Conservative, Rydex VT EP Moderate, Rydex VT Hedged Equity, Rydex VT Multi-Cap Core Equity, and Van Kampen UIF Emerging Markets Equity.

------------------------------------------------------------------------------
                                                        2006    2005(a)
------------------------------------------------------------------------
AIM V.I. BASIC VALUE
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  13.85  $  13.44
  End of period. . . . . . . . . . . . . . . . . . .  $  15.07  $  13.85
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .     2,551       471
------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT(b)
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  10.00       ---
  End of period. . . . . . . . . . . . . . . . . . .  $  10.55       ---
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .    13,235       ---
------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  12.56  $  11.67
  End of period. . . . . . . . . . . . . . . . . . .  $  12.74  $  12.56
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .       377         0
------------------------------------------------------------------------
AIM V.I. GLOBAL REAL ESTATE
(FORMERLY AIM V.I. REAL ESTATE)(b)
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  18.54  $  15.55
  End of period. . . . . . . . . . . . . . . . . . .  $  25.47  $  18.54
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .     5,527       130
------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  13.16  $  11.46
  End of period. . . . . . . . . . . . . . . . . . .  $  16.21  $  13.16
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .     9,357       983
------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  13.86  $  13.18
  End of period. . . . . . . . . . . . . . . . . . .  $  14.82  $  13.86
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .     2,085     1,348
------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R)
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  12.11  $  11.97
  End of period. . . . . . . . . . . . . . . . . . .  $  11.27  $  12.11
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .    18,946    14,567
------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  13.64  $  13.32
  End of period. . . . . . . . . . . . . . . . . . .  $  15.56  $  13.64
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .    17,046         0
------------------------------------------------------------------------
DREYFUS IP TECHNOLOGY GROWTH
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  10.12  $   9.51
  End of period. . . . . . . . . . . . . . . . . . .  $  10.14  $  10.12
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .       262         0
------------------------------------------------------------------------
DREYFUS VIF INTERNATIONAL VALUE
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  12.10  $  11.11
  End of period. . . . . . . . . . . . . . . . . . .  $  14.27  $  12.10
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .    28,047         0
------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE
AGGRESSIVE GROWTH(b)
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  10.00       ---
  End of period. . . . . . . . . . . . . . . . . . .  $  10.39       ---
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .    37,808       ---
------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE
SMALL CAP GROWTH(b)
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  10.00       ---
  End of period. . . . . . . . . . . . . . . . . . .  $   9.96       ---
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .         0       ---
------------------------------------------------------------------------


                                       12

------------------------------------------------------------------------
                                                        2006    2005(a)
------------------------------------------------------------------------
MFS(R) VIT RESEARCH
INTERNATIONAL(b)
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  10.00       ---
  End of period. . . . . . . . . . . . . . . . . . .  $  11.34       ---
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .     6,214       ---
------------------------------------------------------------------------
MFS(R) VIT TOTAL RETURN(b)
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  10.00       ---
  End of period. . . . . . . . . . . . . . . . . . .  $  10.64       ---
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .   107,817       ---
------------------------------------------------------------------------
MFS(R) VIT UTILITIES(b)
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  10.00       ---
  End of period. . . . . . . . . . . . . . . . . . .  $  12.33       ---
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .     6,589       ---
------------------------------------------------------------------------
NEUBERGER BERMAN AMT
SOCIALLY RESPONSIVE(c)
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  10.00       ---
  End of period. . . . . . . . . . . . . . . . . . .  $  16.28       ---
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .        95       ---
------------------------------------------------------------------------
OPPENHEIMER MAIN
STREET SMALL CAP(R)/VA
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  16.48  $  15.14
  End of period. . . . . . . . . . . . . . . . . . .  $  18.20  $  16.48
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .     7,371     2,969
------------------------------------------------------------------------
PIMCO VIT ALL ASSET
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  11.87  $  11.52
  End of period. . . . . . . . . . . . . . . . . . .  $  11.97  $  11.87
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .       330         0
------------------------------------------------------------------------
PIMCO VIT
COMMODITYREALRETURN STRATEGY(b)
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  10.00       ---
  End of period. . . . . . . . . . . . . . . . . . .  $  10.18       ---
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .     3,812       ---
------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND
(U.S. DOLLAR HEDGED)(b)
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  10.00       ---
  End of period. . . . . . . . . . . . . . . . . . .  $   9.96       ---
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .    47,964       ---
------------------------------------------------------------------------
PIMCO VIT LOW DURATION
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   9.38  $   9.60
  End of period. . . . . . . . . . . . . . . . . . .  $   9.40  $   9.38
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .    20,870     1,138
------------------------------------------------------------------------
PIMCO VIT REAL RETURN
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  10.72  $  10.83
  End of period. . . . . . . . . . . . . . . . . . .  $  10.41  $  10.72
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .    57,766    17,518
------------------------------------------------------------------------
ROYCE MICRO-CAP(b)
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  10.00       ---
  End of period. . . . . . . . . . . . . . . . . . .  $  10.74       ---
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .    11,950       ---
------------------------------------------------------------------------
RVT CLS ADVISORONE
AMERIGO(b)
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  10.00       ---
  End of period. . . . . . . . . . . . . . . . . . .  $  10.51       ---
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .    72,828       ---
------------------------------------------------------------------------
RVT CLE ADVISORONE
CLERMONT(b)
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  10.00       ---
  End of period. . . . . . . . . . . . . . . . . . .  $  10.27       ---
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .    33,998       ---
------------------------------------------------------------------------
RYDEX VT SECTOR ROTATION
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  14.30  $  12.57
  End of period. . . . . . . . . . . . . . . . . . .  $  15.34  $  14.30
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .     9,645       833
------------------------------------------------------------------------


                                       13

------------------------------------------------------------------------
                                                        2006    2005(a)
------------------------------------------------------------------------
SBL ALPHA OPPORTUNITY
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  12.90  $  12.31
  End of period. . . . . . . . . . . . . . . . . . .  $  14.06  $  12.90
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .     6,984     3,310
------------------------------------------------------------------------
SBL DIVERSIFIED INCOME
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  11.18  $  11.42
  End of period. . . . . . . . . . . . . . . . . . .  $  11.17  $  11.18
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .    38,219    26,838
------------------------------------------------------------------------
SBL ENHANCED INDEX
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   7.14  $   6.91
  End of period. . . . . . . . . . . . . . . . . . .  $   7.95  $   7.14
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .    90,051    43,357
------------------------------------------------------------------------
SBL EQUITY
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   6.58  $   6.43
  End of period. . . . . . . . . . . . . . . . . . .  $   7.15  $   6.58
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .       869         0
------------------------------------------------------------------------
SBL EQUITY INCOME
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  12.04  $  11.86
  End of period. . . . . . . . . . . . . . . . . . .  $  13.78  $  12.04
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .    35,472    26,024
------------------------------------------------------------------------
SBL GLOBAL
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  10.10  $   8.85
  End of period. . . . . . . . . . . . . . . . . . .  $  11.41  $  10.10
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .    98,194    14,218
------------------------------------------------------------------------
SBL HIGH YIELD
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  22.43  $  22.38
  End of period. . . . . . . . . . . . . . . . . . .  $  24.02  $  22.43
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .    31,608     2,395
------------------------------------------------------------------------
SBL LARGE CAP GROWTH(d)
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   5.25  $   5.14
  End of period. . . . . . . . . . . . . . . . . . .       ---  $   5.25
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .       ---         0
------------------------------------------------------------------------
SBL LARGE CAP VALUE
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   9.27  $   8.59
  End of period. . . . . . . . . . . . . . . . . . .  $  10.89  $   9.27
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .    10,643        75
------------------------------------------------------------------------
SBL MAIN STREET
GROWTH AND INCOME(R)(d)
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  15.28  $  14.72
  End of period. . . . . . . . . . . . . . . . . . .       ---  $  15.28
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .       ---    16,610
------------------------------------------------------------------------
SBL MANAGED ASSET ALLOCATION
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   9.73  $   9.54
  End of period. . . . . . . . . . . . . . . . . . .  $  10.50  $   9.73
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .    17,304     9,105
------------------------------------------------------------------------
SBL MID CAP GROWTH
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   9.40  $   8.57
  End of period. . . . . . . . . . . . . . . . . . .  $   9.50  $   9.40
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .    69,807    34,459
------------------------------------------------------------------------
SBL MID CAP VALUE
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  20.47  $  17.70
  End of period. . . . . . . . . . . . . . . . . . .  $  22.61  $  20.47
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .    67,025    25,530
------------------------------------------------------------------------
SBL MONEY MARKET
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   9.17  $   9.26
  End of period. . . . . . . . . . . . . . . . . . .  $   9.23  $   9.17
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .    72,011         0
------------------------------------------------------------------------
SBL SELECT 25
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   6.93  $   6.29
  End of period. . . . . . . . . . . . . . . . . . .  $   7.18  $   6.93
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .    51,367     2,595
------------------------------------------------------------------------
SBL SMALL CAP GROWTH
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   6.73  $   6.27
  End of period. . . . . . . . . . . . . . . . . . .  $   6.81  $   6.73
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .    13,065         0
------------------------------------------------------------------------


                                       14

------------------------------------------------------------------------
                                                        2006    2005(a)
------------------------------------------------------------------------
SBL SMALL CAP VALUE
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  20.49  $  18.18
  End of period. . . . . . . . . . . . . . . . . . .  $  22.39  $  20.49
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .     5,014       200
------------------------------------------------------------------------
SBL SOCIAL AWARENESS(d)
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $   6.36  $   6.16
  End of period. . . . . . . . . . . . . . . . . . .       ---  $   6.36
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .       ---         0
------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK(b)
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  10.00       ---
  End of period. . . . . . . . . . . . . . . . . . .  $  10.94       ---
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .        51       ---
------------------------------------------------------------------------
VAN KAMPEN LIT GOVERNMENT(b)
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  10.00       ---
  End of period. . . . . . . . . . . . . . . . . . .  $  10.05       ---
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .    95,191       ---
------------------------------------------------------------------------
VAN KAMPEN UIF
EQUITY AND INCOME(b)
------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . . . . . . . . .  $  10.00       ---
  End of period. . . . . . . . . . . . . . . . . . .  $  10.73       ---
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . . .     5,685       ---
------------------------------------------------------------------------
(a)  For the period February 1, 2005 (the date publicly offered) to December 31,
     2005.
(b)  For the period March 13, 2006 (the date publicly offered) to December 31,
     2006.
(c)  Accumulation unit values for this Subaccount are for the period May 1, 2006
     (the date first publicly offered) to December 31, 2006.
(d)  On June 16, 2006 the funds underlying the SBL Large Cap Growth, SBL Main
     Street Growth and Income, and SBL Social Awareness Subaccounts were reorganized into SBL Fund Series Y (Select 25), SBL Fund Series H (Enhanced
     Index) and Neuberger Berman AMT Socially Responsive Portfolio,
     respectively. Contract Value allocated to these Subaccounts on that date was transferred to the SBL Select 25, SBL Enhanced Index and Neuberger
     Berman AMT Socially Responsive Subaccounts, respectively. Accordingly, there were no accumulation unit values or outstanding units on or after
     June 16, 2006, for this subaccount.
--------------------------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK - The Company is a life insurance company organized under the laws of the State of New York on November 8, 1994. The Company offers variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Corporation ("Security Benefit"), a financial services holding company, organized under the laws of the State of Kansas. Security Benefit is wholly owned by Security Benefit Mutual Holding Company, a Kansas mutual holding company.

     The Principal Underwriter for the Contract is Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a wholly-owned subsidiary of Security Benefit.

PUBLISHED RATINGS - The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT - The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company's creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

     The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

     The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

UNDERLYING FUNDS - Each Underlying Fund is an open-end management investment company. It is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

     Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

     Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment vehicles might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from the use of the Under-lying Funds for mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Under-lying Fund(s) involved in the conflict. This might force an Underlying Fund to sell securities at disadvantageous prices.

     A summary of the investment objective of each Underlying Fund is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

     PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDER-LYING FUNDS BY CONTACTING THE COMPANY.

     CERTAIN PAYMENTS THE COMPANY AND ITS AFFILIATE RECEIVE WITH REGARD TO THE UNDERLYING FUNDS. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

     12B-1 FEES. The Company and/or its affiliate, Security Distributors, Inc.
     -----------
("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.25% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

     PAYMENTS FROM UNDERLYING FUND SERVICE PROVIDERS. The Company (and/or its
     ------------------------------------------------
affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investments advisory fees (see the Underlying Funds' prospectuses for more information). These payments are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.15% to 0.55% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

     OTHER PAYMENTS. An Underlying Fund's adviser, sub-adviser, distributor, or
     ---------------
affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

     For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."


     TOTAL PAYMENTS. Currently, the Company and its affiliates, including SDI,
     ---------------
receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0.25% to a maxi-mum of 0.55% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund on an annual basis.

     SELECTION OF UNDERLYING FUNDS. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Under-lying Fund, and does not provide investment advice.

THE CONTRACT

GENERAL - The Company issues the Contract offered by this Prospectus. It is a flexible Purchase Payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

     The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408, or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the contract as an investment vehicle for a Section 403(b), 408, or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. How-ever, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

APPLICATION FOR A CONTRACT - If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

     The maximum age of an Owner or Annuitant for which a Contract will be issued is age 85. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

OPTIONAL RIDERS - Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may not select riders with total charges in excess of 1.70% (1.55% if your Contract was issued prior to September 1, 2005 and 1.00% if one of the riders you select is the 0-Year Alternate Withdrawal Charge Rider):

-    Guaranteed Minimum Income Benefit at 3% or 5%;

-    Annual Stepped Up Death Benefit;*

-    Guaranteed Minimum Withdrawal Benefit;

-    Extra Credit at 3%, 4% or 5%; or

-    0-Year or 4-Year Alternate Withdrawal Charge.

*Provides a death benefit.

The Company makes each rider option available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, which is also available for purchase on a Contract Anniversary. You cannot change or cancel the Rider(s) that you select after they are issued. See the detailed description of the riders under "Optional Riders."

     Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

GUARANTEED MINIMUM INCOME BENEFIT - This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application; provided, however, that the Minimum Income Benefit shall not exceed an amount equal to your Purchase Payments, less the amount of any withdrawals (including any withdrawal charges) and any applicable premium tax, times 200%. (If you elect the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the SBL Money Market Subaccount or the Fixed Account; however, you will still pay the rider charge applicable to the 5% rate.) Any amounts allocated to the Loan Account, however, will only earn the Guaranteed Rate.

     In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birth-day. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under "Annuity Options." The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2(1/2)%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

ANNUAL STEPPED UP DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.   The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

- The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

- Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

- An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within 12 months of the date of the Owner's death, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instructions regarding payment within 12 months of the date of the Owner's death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall not so reduce the death benefit and shall calculate it as set forth above.

     This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

GUARANTEED MINIMUM WITHDRAWAL BENEFIT - You may purchase this rider when you purchase the Contract or on any Contract Anniversary. If you elect this rider when you purchase the Contract, your "Benefit Amount" is equal to a percentage of the initial Purchase Payment including any Credit Enhancement. If you purchase the rider on a Contract Anniversary, your Benefit Amount is equal to a percentage of your Contract Value on the Valuation Date we add this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."

     Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Withdrawal Amount"), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

------------------------------------------------------------------------------
     ANNUAL          BENEFIT
WITHDRAWAL AMOUNT*   AMOUNT*
-----------------------------
        5%            130%
        6%            110%
        7%            100%
-----------------------------
*A percentage of the initial Purchase Payment including any Credit Enhancement
(or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary)
------------------------------------------------------------------------------

     If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

     If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under "Contingent Deferred Sales Charge" and "Extra Credit." Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the

Owner attaining age 59(1/2), may be subject to a 10% penalty tax. Please see "Federal Tax Matters."

     The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

     The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining
Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount. The percentage is deter-mined by dividing: (i) the excess withdrawal amount by (ii) Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

     After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

     While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 85 or younger.

EXTRA CREDIT - This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 3%, 4% or 5% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger.

     In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1. The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by

2.   Contract Value immediately prior to the withdrawal.

     The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, for any subsequent Contract
Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

     This rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger. You may not have more than one Extra Credit Rider in effect on your Contract. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

     The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See "Waiver of Withdrawal Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements.

See "Death Benefit" and the discussions of the Annual Stepped Up Death Benefit Riders.

     The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

     If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

---------------------------------
                RATE OF RETURN
INTEREST RATE  (NET OF EXPENSES)
---------------------------------
     3%             -5.00%
     4%             -1.50%
     5%              0.80%
---------------------------------

The Internal Revenue Code generally requires that interests in a tax-qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a tax-qualified Contract.

ALTERNATE WITHDRAWAL CHARGE - This Rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the Rider, which is available only at issue.

--------------------------------------------------
    0-YEAR SCHEDULE           4-YEAR SCHEDULE
------------------------  ------------------------
  PURCHASE                 PURCHASE
  PAYMENT                   PAYMENT
    AGE      WITHDRAWAL       AGE      WITHDRAWAL
 (IN YEARS)    CHARGE     (IN YEARS)     CHARGE
------------------------  ------------------------
 0 and over     0%             1          7%
                               2          7%
                               3          6%
                               4          5%
                           5 and over     0%
--------------------------------------------------

If you purchase this Rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales Charge." If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See "Extra Credit."

PURCHASE PAYMENTS - The minimum initial Purchase Payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are the Owner and/or Joint Owner.

     The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

     The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value deter-mined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

     If mandated under applicable law, the Company may be required to reject a purchase payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

ALLOCATION OF PURCHASE PAYMENTS - In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or the Fixed Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account.

     You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is properly completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

BONUS CREDIT - During the period beginning September 1, 2005 and ending December 31, 2007, the Company will pay a Bonus Credit equal to 2% of any initial Purchase Payment applied to a Contract issued during that time period; provided that the Contract application is submitted during a period during which the Bonus Credit Rider is available and that the Contract is issued without an Alternate Withdrawal Charge Rider. The Company reserves the right to withdraw the Bonus Credit Rider at any time without notice. The Company will apply the Bonus Credit at the time the initial Purchase Payment is effective and will allocate it among the Subaccounts and the Fixed Account in the same proportion as the initial Purchase Payment. The 2% Bonus Credit is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and, for withdrawals made after the Free-Look period, is subject to any applicable withdrawal charge. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Bonus Credit applied. See "Free-Look Right." This Bonus Credit is not available to an Owner who is older than age 80 on the Contract Date or purchases the Contract pursuant to exchange of an insurance or annuity contract issued by the Company or any affiliated insurance company. There is no additional charge for this 2% Bonus Credit.

DOLLAR COST AVERAGING OPTION - Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

     A Dollar Cost Averaging form is available upon request. On the form, you must designate whether

Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual, or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

     After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, or quarterly, semiannual, or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

     You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least one month if transfers were made on a monthly basis, or one quarter if transfers were made on a quarterly, semiannual or annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

     You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "Transfers and Withdrawals from the Fixed Account."

ASSET REALLOCATION OPTION - Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual, or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual, or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

     To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

     Upon receipt of the Asset Reallocation form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual, or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

     You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

     Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in "Transfers and Withdrawals from the Fixed Account."

TRANSFERS OF CONTRACT VALUE - You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

     The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

     You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in "The Fixed Account."

     FREQUENT TRANSFER RESTRICTIONS. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

     The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

-    The total dollar amount being transferred;

-    The number of transfers you made within the previous 12 months;

-    Transfers to and from (or from and to) the same Subaccount;

- Whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

- Whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

------------------------------------------------------------------------------------------------------------------
                                                                                                       NUMBER OF
                                                                                                       ROUND TRIP
                                 SUBACCOUNT                                                           TRANSFERS(1)
----------------------------------------------------------------------------------------------------  ------------
RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Clermont, SBL Money Market                              Unlimited
----------------------------------------------------------------------------------------------------  ------------
Oppenheimer Core Bond Fund/VA, Oppenheimer Main Street Small Cap Fund(R)/VA, PIMCO VIT All Asset          6
----------------------------------------------------------------------------------------------------  ------------
AIM V.I. Basic Value, AIM V.I. Capital Development, AIM V.I. Global Health Care, AIM V.I. Global          4
Real Estate, AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, Dreyfus IP Technology
Growth, Dreyfus VIF International Value, Franklin Income Securities, Franklin Small Cap Value
Securities, Legg Mason Partners Variable Aggressive Growth, Legg Mason Partners Variable
Global High Yield Bond, Legg Mason Partners Variable Small Cap Growth, MFS(R) VIT Research
International, MFS(R) VIT Total Return, MFS(R) VIT Utilities, Mutual Discovery Securities, Neuberger
Berman AMT Socially Responsive, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT
Emerging Markets Bond, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged), PIMCO VIT Low
Duration, PIMCO VIT Real Return, PIMCO VIT Small Cap StocksPLUS(R) TR, Rydex VT Absolute
Return Strategies, Rydex VT EP Aggressive, Rydex VT EP Conservative, Rydex VT EP
Moderate, Rydex VT Hedged Equity, Rydex VT Multi-Cap Core Equity, Rydex VT Sector Rotation,
SBL Alpha Opportunity, SBL Diversified Income, SBL Enhanced Index, SBL Equity, SBL Equity
Income, SBL Global, SBL High Yield, SBL Large Cap Value, SBL Managed Asset Allocation, SBL
Mid Cap Growth, SBL Mid Cap Value, SBL Select 25, SBL Small Cap Growth, SBL Small Cap
Value, Van Kampen LIT Comstock, Van Kampen LIT Government, Van Kampen UIF Emerging
Markets Equity, and Van Kampen UIF Equity and Income
----------------------------------------------------------------------------------------------------  ------------
American Century VP Mid Cap Value, American Century VP Ultra(R), American Century VP Value                 2
----------------------------------------------------------------------------------------------------  ------------
Royce Micro Cap                                                                                            1(2)
----------------------------------------------------------------------------------------------------  ------------
Janus Aspen INTECH Risk-Managed Core, Janus Aspen Large Cap Growth, Janus Aspen Mid                        1(3)
Cap Growth
------------------------------------------------------------------------------------------------------------------
1    Number of round trip transfers that can be made in any 12-month period before the Company will prohibit further transfers to that Subaccount.
     Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
2    Number of round trip transfers in any 45-day period that can be made in any
     12-month period before the Company will prohibit further transfers to that
     Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
3    Number of round trip transfers in any 90-day period.
------------------------------------------------------------------------------------------------------------------

     In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

     You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

     Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

     To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

     In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

     The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

     Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

     The Company does not limit or restrict transfers to or from the SBL Money Market Subaccount, the RVT CLS AdvisorOne Amerigo Subaccount, or the RVT CLS AdvisorOne Clermont Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

     Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

CONTRACT VALUE - The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

     On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value. "Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE - Your Contract Value will vary to a degree that depends upon several factors, including

- Investment performance of the Subaccounts to which you have allocated Contract Value,

-    Interest credited to the Fixed Account,

-    Payment of Purchase Payments,

-    The amount of any outstanding Contract Debt,

-    Full and partial withdrawals, and

- Charges assessed in connection with the Contract, including charges for any optional riders selected.

The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

     Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

     In addition, other transactions including loans, full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

     The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

     The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.60%, and (5) the administration charge under the Contract of 0.15%.

     The minimum mortality and expense risk charge of 0.60% and the administration charge of 0.15% are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

CUT-OFF TIMES - Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals, death benefit payments, and Purchase Payments.

FULL AND PARTIAL WITHDRAWALS - An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals after the Annuity Start Date are permitted only under Annuity Option 5. See "Annuity Period." A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation

Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

     The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charge (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than seven years), a pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge."

     If an Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit."

     The Company requires the signature of all Owners on any request for withdrawal, and a guarantee of all such signatures to effect the transfer or exchange of all or part of the Contract for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

     A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request, less any applicable withdrawal or premium tax charge. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from Purchase Payments that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge. Alternatively, you may request that any withdrawal and/or premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge in addition to the payment amount. See "Premium Tax Charge." Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit." If a partial Withdrawal causes your Contract Value to be less than $2,000 immediately after the Withdrawal and no Purchase Payments have been made in the prior three years, we may terminate the Contract and send you the Withdrawal proceeds. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

     The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

     A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59(1/2), may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS - The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

     Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit."

     In no event will payment of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal $0.

     The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

     The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59(1/2). See "Federal Tax Matters."

FREE-LOOK RIGHT - You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract. Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Credits during the Free-Look Period.

DEATH BENEFIT - You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

     If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

     If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements" below. If any Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

     The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner (or Annuitant, if any Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements if the Extra Credit Rider was in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

     If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

     If you purchased the Annual Stepped Up Death Benefit Rider, your death benefit will be determined in accordance with the terms of the Rider. See the discussion of the Annual Stepped Up Death Benefit Rider. Your death benefit proceeds under the Rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.

     The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. IF THE COMPANY DOES NOT RECEIVE AT ITS ADMINISTRATIVE OFFICE WITHIN SIX MONTHS OF THE DATE DEATH INSTRUCTIONS REGARDING THE DEATH BENEFIT PAYMENT, THE DEATH BENEFIT WILL BE AS SET FORTH IN
ITEM 2, ABOVE. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS - For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

     For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

     For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT - If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE - The Company does not deduct sales charges from Purchase Payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. Purchase Payments include Bonus Credits for purposes of assessing the withdrawal charge.

     The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.

     The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments and/or Bonus Credits that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments then Bonus Credits in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments or Bonus Credits for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

     The amount of the charge will depend on how long your Purchase Payments and/or Bonus Credits have been held under the Contract. Each Purchase Payment and/or Bonus Credit you make is considered to have a certain "age," depending on the length of time since the Purchase Payment and/or Bonus Credit was effective. A Purchase Payment is "age one" in the year begin-ning on the date the Purchase Payment or Bonus Credit is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

----------------------------------------
   PURCHASE PAYMENT AND       WITHDRAWAL
BONUS CREDIT AGE (IN YEARS)    CHARGE
----------------------------------------
           1                     7%
           2                     7%
           3                     6%
           4                     5%
           5                     4%
           6                     3%
           7                     2%
       8 and over                0%
---------------------------------------

     The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

     The withdrawal charge is designed to reimburse the Company for costs and other expense associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expense are not recovered from the charge, such expense may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

MORTALITY AND EXPENSE RISK CHARGE - The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

-------------------------------------------
                       ANNUAL MORTALITY AND
   CONTRACT VALUE       EXPENSE RISK CHARGE
-------------------------------------------
Less than $25,000              0.85%
At least $25,000 but
  less than $100,000           0.70%
100,000 or more                0.60%
-------------------------------------------

These amounts are also deducted during the Annuity Period. However, the annual mortality and expense risk charge during the Annuity Period is 1.25%, in lieu of the amounts set forth above, and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and operating the Subaccounts.

     The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

     The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.

ADMINISTRATION CHARGE - The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

ACCOUNT ADMINISTRATION CHARGE - The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.

PREMIUM TAX CHARGE - Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.

LOAN INTEREST CHARGE The Company charges interest on a loan at an annual effective rate of 7.4%. The Company also will credit the amount in the Loan Account with an annual effective rate of 3%. Because the Contract Value maintained in the Loan Account is always equal in amount to the outstanding loan balance and earns an annual effective rate of 3%, the net cost of a loan is 4.4%. Thus, the highest net cost of a loan you may be charged is 4.4%.

OTHER CHARGES - The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

VARIATIONS IN CHARGES - The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

OPTIONAL RIDER CHARGES - In addition to the charges and deductions discussed above, you may purchase certain optional Riders under the Contract. The Company makes each Rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, which is also available for purchase on a Contract Anniversary.

     The Company deducts a monthly charge from Contract Value for any Riders elected by the Owner. The Company generally will deduct the monthly Rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. You may not select riders with a total charge that exceeds 1.70% of Contract Value (1.55% of Contract Value if your contract was purchased before September 1, 2005, and 1.00% if one of the riders you select is the 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Extra Credit Rider at 5% with a cost of 0.70% and the 0-Year Alternate Withdrawal Charge Rider with a cost of 0.70%, because the total cost of such Riders, 1.40%, would exceed the applicable maximum Rider charge of 1.00%.

--------------------------------------------------------------------------------
OPTIONAL RIDER EXPENSES
(as a percentage of Contract Value allocated to
Subaccounts)
------------------------------------------------------------------------
                                                              Annual
                                                  Rate(1)   Rider Charge
------------------------------------------------------------------------
Guaranteed Minimum                                  3%        0.25%
Income Benefit                                      5%        0.40%
------------------------------------------------------------------------
Annual Stepped Up Death Benefit                    ---        0.25%
------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit              ---        0.55%(2)
------------------------------------------------------------------------
                                                    3%        0.40%
Extra Credit(3)                                     4%        0.55%
                                                    5%        0.70%
------------------------------------------------------------------------
Alternate Withdrawal Charge                       0-Year      0.70%
                                                  4-Year      0.60%(4)
------------------------------------------------------------------------
1    Rate refers to the applicable interest rate for the Guaranteed Minimum
     Income Benefit Rider, the applicable Credit Enhancement rate for the Extra
     Credit Rider and the applicable withdrawal charge schedule for the
     Alternate Withdrawal Charge Rider.
2    The Company may increase the rider charge for the Guaranteed Minimum
     Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis.
     Please see the discussion under "Guaranteed Minimum Withdrawal Benefit."
     The current charge for such Rider is used in calculating the maximum rider charge of 1.70% (1.55% if your Contract was issued before September 1,
     2005, and 1.00% if one of the riders you select is the 0-Year Alternate
     Withdrawal Charge Rider).
3    The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
4    If the Company issued your rider prior to September 1, 2005, the charge for the 4-year Alternate Withdrawal Charge Rider is 0.55%.
--------------------------------------------------------------------------------

GUARANTEE OF CERTAIN CHARGES - The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 0.85% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.15% of each Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.

UNDERLYING FUND EXPENSES - Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

ANNUITY PERIOD

GENERAL - You select the Annuity Start Date at the time of application. The Annuity Start Date must not be earlier than the 12-month anniversary of the Contract Date and may not be deferred beyond the later of the Annuitant's 90th birthday or the tenth annual Contract Anniversary, although the terms of a Qualified Plan and the laws of New York may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

     On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available as a variable, fixed, or combination of variable and fixed Annuity for use with the Subaccounts. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes and a pro rata account administration charge, if applicable.

     The Contract provides for six Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 6 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually.

     Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

     You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

     You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

     Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 5.

     If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax adviser before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 5. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.

     An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period. The Contract specifies annuity tables for Annuity Options 1 through 6, described below. The tables, adjusted to reflect the assumed interest rate, contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity.

ANNUITY OPTIONS -

     OPTION 1 - LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 2 - LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2(1/2)% in lieu of the rate described above.

     OPTION 3 - LIFE WITH INSTALLMENT OR UNIT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

     OPTION 4 -

     A. JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. The number of Annuity Units used to determine the annuity payment is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION 4A. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     B. JOINT AND LAST SURVIVOR WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2(1/2)% in lieu of the rate described above.

     OPTION 5 -PERIOD CERTAIN. Periodic annuity payments will be made for a stated period, which may be 10, 15 or 20 years, as elected by the Owner. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

     OPTION 6 - JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTIONS 1 AND 4A, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST

SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 6 are based on an "assumed interest rate" of 3(1/2)%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the net performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the net performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

     The Company calculates variable annuity payments under Options 1 through 6 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Under-lying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

     The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 6 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to deter-mine the initial annuity payment for a variable annuity.

     On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.

     Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

SELECTION OF AN OPTION - You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70(1/2). In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70(1/2), and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

     The Company does not allow the Annuity Start Date to be deferred beyond the later of the Annuitant's 90th birthday or the tenth annual Contract Anniversary.

THE FIXED ACCOUNT

     You may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The Company's General Account is subject to regulation and supervision by the New York Department of Insurance. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."

     Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts we guarantee in connection with the Fixed Account are subject to our financial strength and claims-paying ability.

INTEREST - Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least the specified minimum ("Guaranteed Rate"). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the New York requirements. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.

     Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a "Guarantee Period"). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.

     Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

     For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see "Transfers and Withdrawals From the Fixed Account." If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.

DEATH BENEFIT - The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."

CONTRACT CHARGES - Premium taxes and the account administration, optional rider and withdrawal charges will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, any optional rider charges are deducted from Current Interest with respect to Contract Value allocated to the Fixed Account, to the extent that the resulting credit rate to the Fixed Account is no less than the Guaranteed Rate. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND WITHDRAWALS FROM THE FIXED ACCOUNT - You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than six months, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation Request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.

     The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $500 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to six transfers, to suspend transfers and to limit the amount that may be subject to transfers. See "Transfers of Contract Value."

     If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.

     You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See "Full and Partial Withdrawals" and "Systematic Withdrawals." In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See "Loans."

PAYMENTS FROM THE FIXED ACCOUNT - Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a written request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

MORE ABOUT THE CONTRACT

OWNERSHIP - The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-natural Persons." See "Federal Tax Matters."

     JOINT OWNERS. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION AND CHANGE OF BENEFICIARY - The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

     Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.

DIVIDENDS - The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT - The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will effect a transfer between Subaccounts or from a Subaccount to the Fixed Account within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

- During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

- During which trading on the New York Stock Exchange is restricted as determined by the SEC,

- During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

- For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL - The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS - If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

LOANS - If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may borrow money under your Contract using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest out-standing loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater ($10,000 limit is not available for contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974 ("ERISA")). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of your Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value, and the Company reserves the right to limit to one the number of loans outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company has no information concerning outstanding loans with other providers, we will only use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. Reference should be made to the terms of your particular Qualified Plan for any additional loan restrictions.

     When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account," which is an account within the Fixed Account. Amounts allocated to the Loan Account earn an annual effective rate of 3%.

     Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The Company will charge interest on the loan at an annual effective rate of 7.4%. Because the Contract Value maintained in the Loan Account is always equal in amount to the outstanding loan balance and earns an annual effective rate of 3%, the net cost of a loan is 4.4%.

     Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. You must label each loan payment as such. If not labeled as a loan payment, amounts received by the Company will be treated as Purchase Payments. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

     If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default. The total outstanding loan balance, which includes accrued interest, will be reported to the Internal Revenue Service ("IRS") on form 1099-R for the year in which the default occurred. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59(1/2). Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value or after the Contractowner attains age 59(1/2). The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.

     While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Internal Revenue Code.

     In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

     You should consult with your tax adviser on the effect of a loan.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS - Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59(1/2). See the discussion under "Tax Penalties."

     Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59(1/2), (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

     If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's

Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

     The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."

FEDERAL TAX MATTERS

INTRODUCTION - The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSE-QUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT -

     GENERAL. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

     CHARGE FOR THE COMPANY'S TAXES. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

     Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

     DIVERSIFICATION STANDARDS. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of
Section 817(h).

     In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The IRS has stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

     The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are adopted, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objective or investment policies.

INCOME TAXATION OF ANNUITIES IN GENERAL-NON-QUALIFIED PLANS - Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

     SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY START DATE. Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

     SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY START DATE. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

     For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

     PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59(1/2), a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

     If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59(1/2), or (b) before the tax-payer reaches age 59(1/2).

ADDITIONAL CONSIDERATIONS -

     DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income there-under) may be continued in the name of the spouse as owner.

     Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in deter-mining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

     GIFT OF ANNUITY CONTRACTS. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

     CONTRACTS OWNED BY NON-NATURAL PERSONS. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

     MULTIPLE CONTRACT RULE. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

     In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

     POSSIBLE TAX CHANGES. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

     TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

     OPTIONAL BENEFIT RIDERS. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59(1/2). Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

QUALIFIED PLANS - The Contract may be used with Qualified Plans that meet the requirements of Section 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

     The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.

     The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

     The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

     SECTION 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity program.

     Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70(1/2) or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

     If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70(1/2). If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

     If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.

     A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

     Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee.

     A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59(1/2), (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

     Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

     SECTION 408. TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of
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the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this paragraph are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.

     IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

----------------------------
      TAX YEAR        AMOUNT
----------------------------
     2006-2007       $ 4,000
2008 and thereafter  $ 5,000
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Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($80,000 for 2007 for a married couple filing a joint return and $50,000 for 2007 for a single taxpayer). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $150,000 and $160,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

     Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

     In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70(1/2)-the contract owner's retirement date, if any, will not affect his or her required beginning date. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.

     Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."

     SECTION 408A. ROTH IRAS. Section 408A of the Code permits eligible
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individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $95,000 to $110,000 in adjusted gross income ($150,000 to $160,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. Distributions from Roth 401(k) plans and Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.

     Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from a traditional IRA are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal

Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner's lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.

     ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.

     If any portion of the balance to the credit of an employee in a Section 403(b) plan (other than Roth sources) is paid to the employee in an "eligible rollover distribution" and the employee transfers any portion of the amount received to an "eligible retirement plan," then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

     An "eligible retirement plan" will be another Section 403(b) plan, a traditional individual retirement account or annuity described in Code Section 408.

     A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

     TAX PENALTIES. PREMATURE DISTRIBUTION TAX. Distributions from a Qualified
                    ---------------------------
Plan before the participant reaches age 59(1/2) are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; or (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

     The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59(1/2): withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

     MINIMUM DISTRIBUTION TAX. If the amount distributed from a Qualified Plan
     -------------------------
is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax adviser.

     WITHHOLDING. Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

     Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

     The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER TAX CONSIDERATIONS -

     FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

     ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

     FOREIGN TAX CREDITS. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES - The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

     The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds.

     It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS - The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

     In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

     The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of any Subaccount to another separate account or Subaccount.

     In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS - The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

REPORTS TO OWNERS - The Company will send you annually a statement setting forth a summary of the trans-actions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

     You will also receive an annual and semiannual report containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC PRIVILEGES - If the proper form has been completed, signed, and filed at the Company's Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

     Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

     The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

     By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

LEGAL PROCEEDINGS - The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.



SALE OF THE CONTRACT - The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

     PRINCIPAL UNDERWRITER. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Corporation, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of NASD, Inc.

     SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers (including Brecek & Young Advisors, Inc., an affiliate of the Company and SDI) that have entered into selling agreements with SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by the state of New York insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2006 and 2005, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $635,071.09 and $233,386.53, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract.

     SELLING BROKER-DEALERS. The Company pays com-missions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

     COMPENSATION PAID TO ALL SELLING BROKER-DEALERS. The Company pays
     ------------------------------------------------
commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6.5% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.65% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

     The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

     ADDITIONAL COMPENSATION PAID TO SELECTED SELLING BROKER-DEALERS. In
     ----------------------------------------------------------------
addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; and (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives. SDI has entered into an arrangement with Vantage Securities, Inc., where by Vantage is eligible for such payments.

     These payments may be significant, and are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract.

PERFORMANCE INFORMATION

     Performance information for the Subaccounts, including the yield and effective yield of the SBL Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

     Current yield for the SBL Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the SBL Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the SBL Money Market Subaccount yields may also become extremely low and possibly negative.

     For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

     Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

     Although the Contract was not available for purchase until February 1, 2005, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contract that incorporate the performance of the Underlying Funds.

     Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield of the SBL Money Market Subaccount and total returns of the Subaccounts, see the Statement of Additional Information.

ADDITIONAL INFORMATION

REGISTRATION STATEMENT - A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL STATEMENTS - The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and the financial statements of the Variable Annuity Account B at December 31, 2006, and for each of the specified periods ended December 31, 2006, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information. The Separate Account did not begin operations until February 1, 2005.

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional Information for SecureDesigns Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, KS 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
  Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
  Section 403(b)
  Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

OBJECTIVES FOR UNDERLYING FUNDS

--------------------------------------------------------------------------------
There is no guarantee that any Underlying Fund will meet its investment objective.
--------------------------------------------------------------------------------

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY BE FOUND IN THE RESPECTIVE PROSPECTUSES. PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS.

--------------------------------------------------------------------------------------------------------------------
                        SHARE CLASS
UNDERLYING FUND       (IF APPLICABLE)  INVESTMENT OBJECTIVE                    INVESTMENT ADVISER
--------------------  ---------------  --------------------------------------  -------------------------------------
AIM V.I. Basic           Series II     Long-term growth of capital             A I M Advisors, Inc.
Value Fund                                                                     11 Greenway Plaza, Suite 100
                                                                               Houston, TX 77046-1173
--------------------  ---------------  --------------------------------------  -------------------------------------
AIM V.I. Capital         Series II     Long-term growth of capital             A I M Advisors, Inc.
Development                                                                    11 Greenway Plaza, Suite 100
Fund                                                                           Houston, TX 77046-1174
--------------------  ---------------  --------------------------------------  -------------------------------------
AIM V.I. Global           Series I     Capital growth                          A I M Advisors, Inc.
Heath Care Fund                                                                11 Greenway Plaza, Suite 100
                                                                               Houston, TX 77046-1175
--------------------  ---------------  --------------------------------------  -------------------------------------
AIM V.I. Global           Series I     Achieve high total return through       A I M Advisors, Inc.
Real Estate Fund                       growth of capital and current           11 Greenway Plaza, Suite 100
                                       income                                  Houston, TX 77046-1173
                                                                               (Investment Advisor)

                                                                               INVESCO Institutional (N.A.), Inc.
                                                                               Suite 250
                                                                               1355 Peachtree Street, NE
                                                                               Atlanta, GA 30309-3299
                                                                               (Sub-adviser)
--------------------  ---------------  --------------------------------------  -------------------------------------
AIM V.I.                 Series II     To provide long-term growth of          A I M Advisors, Inc.
International                          capital                                 11 Greenway Plaza, Suite 100
Growth Fund                                                                    Houston, TX 77046-1176
--------------------  ---------------  --------------------------------------  -------------------------------------
AIM V.I. Mid Cap         Series II     Long-term growth of capital             A I M Advisors, Inc.
Core Equity Fund                                                               11 Greenway Plaza, Suite 100
                                                                               Houston, TX 77046-1177
--------------------  ---------------  --------------------------------------  -------------------------------------
American Century         Class II      Seeks long-term growth with             American Century Investment
VP Mid Cap                             income as a secondary objective         Management, Inc.
Value                                                                          4500 Main Street
                                                                               Kansas City, MO 64111
--------------------  ---------------  --------------------------------------  -------------------------------------
American                 Class II      Long-term capital growth                American Century Investment
Century                                                                        Management, Inc.
VP Ultra(R) Fund                                                               4500 Main Street
                                                                               Kansas City, MO 64111
--------------------  ---------------  --------------------------------------  -------------------------------------
American                 Class II      Long-term capital growth                American Century Investment
Century VP Value                                                               Management, Inc.
Fund                                                                           4500 Main Street
                                                                               Kansas City, MO 64111
--------------------  ---------------  --------------------------------------  -------------------------------------
Dreyfus IP                Service      Capital appreciation                    The Dreyfus Corporation
Technology                                                                     200 Park Avenue
Growth Portfolio                                                               New York, NY 10166
--------------------  ---------------  --------------------------------------  -------------------------------------
Dreyfus VIF               Service      Long-term capital growth                The Dreyfus Corporation
International                                                                  200 Park Avenue
Value Portfolio                                                                New York, NY 10166
--------------------  ---------------  --------------------------------------  -------------------------------------
Franklin Income           Class 2      Maximize income while                   Franklin Advisers, Inc.
Securities Fund                        maintaining prospects for capital       One Franklin Parkway
                                       appreciation                            San Mateo, CA 94403
--------------------  ---------------  --------------------------------------  -------------------------------------
Franklin Small            Class 2      Long-term total return                  Franklin Advisory Services, LLC
Cap Value                                                                      One Parker Plaza, Ninth Floor
Securities Fund                                                                Fort Lee, NJ 07024
--------------------------------------------------------------------------------------------------------------------


                                       51

--------------------------------------------------------------------------------------------------------------------
                        SHARE CLASS
UNDERLYING FUND       (IF APPLICABLE)  INVESTMENT OBJECTIVE                    INVESTMENT ADVISER
--------------------  ---------------  --------------------------------------  -------------------------------------
Janus Aspen               Service      Seeks long-term growth of capital       Janus Capital Management LLC
INTECH Risk-                                                                   151 Detroit Street
Managed Core                                                                   Denver, CO 80206

                                                                               Enhanced Investment Technologies, LLC
                                                                               2401 PGA Boulevard, Suite 100
                                                                               Palm Beach Gardens, FL 33410
                                                                               (Sub-Adviser)
--------------------  ---------------  --------------------------------------  -------------------------------------
Janus Aspen               Service      Seeks long-term growth of capital       Janus Capital Management LLC
Large                                  in a manner consistent with the         151 Detroit Street
Cap Growth                             preservation of capital.                Denver, CO 80206
--------------------  ---------------  --------------------------------------  -------------------------------------
Janus Aspen Mid           Service      Seeks long-term growth of capital.      Janus Capital Management LLC
Cap Growth                                                                     151 Detroit Street
                                                                               Denver, CO 80206
--------------------  ---------------  --------------------------------------  -------------------------------------
Legg Mason               Class II      Capital appreciation                    Legg Mason Partners Fund Advisor, LLC
Partners Variable                                                              399 Park Avenue
Aggressive                                                                     New York, NY 10022
Growth Fund
--------------------  ---------------  --------------------------------------  -------------------------------------
Legg Mason               Class II      Seeks to maximize total return,         Legg Mason Partners Fund Advisor, LLC
Partners Variable                      consistent with the preservation of     399 Park Avenue
Global High                            capital.                                New York, NY 10022
Yield Bond
                                                                               Subadviser:
                                                                               Western Asset Management Company
                                                                               385 East Colorado Boulevard
                                                                               Pasadena, CA 91101
--------------------  ---------------  --------------------------------------  -------------------------------------
Legg Mason               Class II      Long-term growth of capital             Legg Mason Partners Fund Advisor, LLC
Variable Partners                                                              399 Park Avenue
Small Cap Growth                                                               New York, NY 10022
--------------------  ---------------  --------------------------------------  -------------------------------------
MFS(R) VIT                Service      Capital appreciation                    Massachusetts Financial
Research                                                                       Services Company
International                                                                  500 Boylston Street
Series                                                                         Boston, MA 02116
--------------------  ---------------  --------------------------------------  -------------------------------------
MFS(R) VIT Total          Service      Above-average income                    Massachusetts Financial
Return Series                          (compared to a portfolio invested       Services Company
                                       entirely in equity securities)          500 Boylston Street
                                       consistent with the prudent             Boston, MA 02116
                                       employment of capital and
                                       secondarily to provide a
                                       reasonable opportunity for growth
                                       of capital and income
--------------------  ---------------  --------------------------------------  -------------------------------------
MFS(R) VIT                Service      Total return                            Massachusetts Financial
Utilities Series                                                               Services Company
                                                                               500 Boylston Street
                                                                               Boston, MA 02116
--------------------  ---------------  --------------------------------------  -------------------------------------
Mutual Discovery          Class 2      Capital appreciation                    Franklin Mutual Advisers, LLC
Securities Fund                                                                101 John F. Kennedy Parkway
                                                                               Short Hills, NJ 07078

                                                                               Franklin Templeton
                                                                               Investment Management
                                                                               Limited
                                                                               The Adelphi Building
                                                                               1-11 John Adams Street
                                                                               London WC2N 6HT
                                                                               (Sub-Adviser)
--------------------------------------------------------------------------------------------------------------------


                                       52

--------------------------------------------------------------------------------------------------------------------
                        SHARE CLASS
UNDERLYING FUND       (IF APPLICABLE)  INVESTMENT OBJECTIVE                    INVESTMENT ADVISER
--------------------  ---------------  --------------------------------------  -------------------------------------
Neuberger                 Class S      Long-term growth of capital by          Neuberger Berman Management Inc.
Berman AMT                             investing primarily in securities of    605 Third Avenue, 2nd Floor
Socially                               companies that meet the Fund's          New York, NY 10158
Responsive                             financial criteria and social policy.   (Investment Adviser)

                                                                               Neuberger Berman, LLC
                                                                               605 Third Avenue, 2nd Floor
                                                                               New York, NY 10158
                                                                               (Sub-adviser)
--------------------  ---------------  --------------------------------------  -------------------------------------
Oppenheimer               Service      Seek a high level of current            OppenheimerFunds, Inc.
Core Bond                              income with a secondary objective       Two World Financial Center
Fund/VA                                of capital appreciation when            225 Liberty Street, 11th Floor
                                       consistent with its primary             New York, NY 10281
                                       objective
--------------------  ---------------  --------------------------------------  -------------------------------------
Oppenheimer               Service      Capital appreciation                    OppenheimerFunds, Inc.
Main Street Small                                                              Two World Financial Center
Cap Fund(R)/VA                                                                 225 Liberty Street, 11th Floor
                                                                               New York, NY 10281
--------------------  ---------------  --------------------------------------  -------------------------------------
PIMCO VIT All         Administrative   Maximum real return consistent          Pacific Investment Management
Asset Portfolio                        with preservation of real capital       Company LLC
                                       and prudent investment                  840 Newport Center Drive, Suite 100
                                       management                              Newport Beach, CA 92660
--------------------  ---------------  --------------------------------------  -------------------------------------
PIMCO VIT             Administrative   Maximum real return consistent          Pacific Investment Management
Commodity-                             with prudent investment                 Company LLC
RealReturn                             management                              840 Newport Center Drive, Suite 100
Strategy Portfolio                                                             Newport Beach, CA 92660
--------------------  ---------------  --------------------------------------  -------------------------------------
PIMCO VIT                 Advisor      Seeks maximum total return,             Pacific Investment Management
Emerging                               consistent with preservation of         Company LLC
Markets Bond                           capital and prudent investment          840 Newport Center Drive
                                       management.                             Newport Beach, CA 92660
--------------------  ---------------  --------------------------------------  -------------------------------------
PIMCO VIT             Administrative   Maximum total return, consistent        Pacific Investment Management
Foreign Bond                           with preservation of capital and        Company LLC
Portfolio                              prudent investment management           840 Newport Center Drive, Suite 100
(U.S. Dollar-                                                                  Newport Beach, CA 92660
Hedged)
--------------------  ---------------  --------------------------------------  -------------------------------------
PIMCO VIT Low         Administrative   Seeks maximum total return              Pacific Investment Management
Duration Portfolio                     consistent with preservation of         Company LLC
                                       capital and prudent investment          840 Newport Center Drive, Suite 100
                                       management.                             Newport Beach, CA 92660
--------------------  ---------------  --------------------------------------  -------------------------------------
PIMCO VIT Real        Administrative   Maximum real return consistent          Pacific Investment Management
Return Portfolio                       with preservation of real capital       Company LLC
                                       and prudent investment                  840 Newport Center
                                       management                              Drive, Suite 100
                                                                               Newport Beach, CA 92660
--------------------  ---------------  --------------------------------------  -------------------------------------
PIMCO VIT Small           Advisor      Seeks total return which exceeds        Pacific Investment Management
Cap StocksPLUS(R)                      that of the Russell 2000.               Company LLC
TR                                                                             840 Newport Center Drive
                                                                               Newport Beach, CA 92660
--------------------  ---------------  --------------------------------------  -------------------------------------
Royce Micro-Cap                        Long-term growth of capital             Royce & Associates, LLC
                                                                               1414 Avenue of the Americas
                                                                               New York, NY 10019
--------------------  ---------------  --------------------------------------  -------------------------------------
RVT CLS                                Long-term growth of capital without     Rydex Investments
AdvisorOne                             regard to current income                9601 Blackwell Rd., Suite 500
Amerigo Fund                                                                   Rockville, MD 20850
                                                                               (Investment Adviser)

                                                                               Clarke Lanzen Skalla Investment
                                                                               Firm, LLC
                                                                               4020 South 147th St.
                                                                               Omaha, NE 68137
                                                                               (Sub-adviser)
--------------------------------------------------------------------------------------------------------------------


                                       53

--------------------------------------------------------------------------------------------------------------------
                        SHARE CLASS
UNDERLYING FUND       (IF APPLICABLE)  INVESTMENT OBJECTIVE                    INVESTMENT ADVISER
--------------------  ---------------  --------------------------------------  -------------------------------------
RVT CLS                                Current income and growth of            Rydex Investments
AdvisorOne                             capital                                 9601 Blackwell Rd., Suite 500
Clermont Fund                                                                  Rockville, MD 20850
                                                                               (Investment Adviser)

                                                                               Clarke Lanzen Skalla
                                                                               Investment Firm, LLC
                                                                               4020 South 147th St.
                                                                               Omaha, NE 68137
                                                                               (Sub-adviser)
--------------------  ---------------  --------------------------------------  -------------------------------------
Rydex VT                               The Absolute Return Strategies          Rydex Investments
Absolute Return                        Fund seeks to provide capital           9601 Blackwell Rd., Suite 500
Strategies                             appreciation consistent with the        Rockville, MD 20850
                                       return and risk characteristics of
                                       the hedge fund universe. The
                                       secondary objective is to achieve
                                       these returns with low correlation
                                       to and less volatility than equity
                                       indices.
--------------------  ---------------  --------------------------------------  -------------------------------------
Rydex VT EP                            Each EPT Fund is a "fund of             Rydex Investments
Aggressive                             funds," which means that each           9601 Blackwell Rd., Suite 500
                                       Fund seeks to achieve its               Rockville, MD 20850
                                       investment objective by investing
                                       primarily in other Rydex mutual
                                       funds (the "underlying funds")
                                       instead of in individual securities.
--------------------  ---------------  --------------------------------------  -------------------------------------
Rydex VT EP                            Each EPT Fund is a "fund of             Rydex Investments
Conservative                           funds," which means that each           9601 Blackwell Rd., Suite 500
                                       Fund seeks to achieve its               Rockville, MD 20850
                                       investment objective by investing
                                       primarily in other Rydex mutual
                                       funds (the "underlying funds")
                                       instead of in individual securities.
--------------------  ---------------  --------------------------------------  -------------------------------------
Rydex VT EP                            Each EPT Fund is a "fund of             Rydex Investments
Moderate                               funds," which means that each           9601 Blackwell Rd., Suite 500
                                       Fund seeks to achieve its               Rockville, MD 20850
                                       investment objective by investing
                                       primarily in other Rydex mutual
                                       funds (the "underlying funds")
                                       instead of in individual securities.
--------------------  ---------------  --------------------------------------  -------------------------------------
Rydex VT                               The Hedged Equity Fund seeks to         Rydex Investments
Hedged Equity                          provide capital appreciation            9601 Blackwell Rd., Suite 500
                                       consistent with the return and risk     Rockville, MD 20850
                                       characteristics of the long/short
                                       hedge fund universe. The
                                       secondary objective is to achieve
                                       these returns with low correlation
                                       to and less volatility than equity
                                       indices.
--------------------  ---------------  --------------------------------------  -------------------------------------
Rydex VT Multi-                        Long-term capital appreciation.         Rydex Investments
Cap Core Equity                                                                9601 Blackwell Rd., Suite 500
                                                                               Rockville, MD 20850
--------------------  ---------------  --------------------------------------  -------------------------------------
Rydex VT Sector                        Respond to the dynamically              Rydex Investments
Rotation Fund                          changing economy by moving its          9601 Blackwell Rd., Suite 500
                                       investments among different             Rockville, MD 20850
                                       sectors or industries
--------------------------------------------------------------------------------------------------------------------


                                       54

--------------------------------------------------------------------------------------------------------------------
                        SHARE CLASS
UNDERLYING FUND       (IF APPLICABLE)  INVESTMENT OBJECTIVE                    INVESTMENT ADVISER
--------------------  ---------------  --------------------------------------  -------------------------------------
SBL Fund Series                        Long-term growth of capital             6th Avenue Investment
A (SBL Equity)                                                                 Management Company, LLC
                                                                               5801 SW 6th Avenue
                                                                               Topeka, KS 66636-0001
                                                                               (Investment Adviser)
--------------------  ---------------  --------------------------------------  -------------------------------------
SBL Fund Series                        Long-term growth of capital             6th Avenue Investment
B (SBL Large                                                                   Management Company, LLC
Cap Value)                                                                     5801 SW 6th Avenue
                                                                               Topeka, KS 66636-0001
                                                                               (Investment Adviser)
--------------------  ---------------  --------------------------------------  -------------------------------------
SBL Fund Series                        As high a level of current income       6th Avenue Investment
C (SBL Money                           as is consistent with preservation      Management Company, LLC
Market)                                of capital by investing in money        5801 SW 6th Avenue
                                       market securities with varying          Topeka, KS 66636-0001
                                       maturities                              (Investment Adviser)
--------------------  ---------------  --------------------------------------  -------------------------------------
SBL Fund Series                        Long-term growth of capital             6th Avenue Investment
D (SBL Global)                                                                 Management Company, LLC
                                                                               5801 SW 6th Avenue
                                                                               Topeka, KS 66636-0001
                                                                               (Investment Adviser)

                                                                               OppenheimerFunds, Inc.
                                                                               498 Seventh Avenue
                                                                               New York, NY 10018
                                                                               (Sub-adviser)
--------------------  ---------------  --------------------------------------  -------------------------------------
SBL Fund Series                        Current income with security of         6th Avenue Investment
E (SBL Diversified                     principal                               Management Company, LLC
Income)                                                                        5801 SW 6th Avenue
                                                                               Topeka, KS 66636-0001
                                                                               (Investment Adviser)
                                       Outperform S&P 500 Index                6th Avenue Investment
--------------------  ---------------  --------------------------------------  -------------------------------------
SBL Fund Series H                                                              Management Company, LLC
(SBL Enhanced                                                                  5801 SW 6th Avenue
Index)                                                                         Topeka, KS 66636-0001
                                                                               (Investment Adviser)

                                                                               Northern Trust Investments, N.A.
                                                                               50 LaSalle Street
                                                                               Chicago, IL 60675
                                                                               (Sub-adviser)
--------------------  ---------------  --------------------------------------  -------------------------------------
SBL Fund Series                        Capital appreciation                    6th Avenue Investment
J (SBL Mid Cap                                                                 Management Company, LLC
Growth)                                                                        5801 SW 6th Avenue
                                                                               Topeka, KS 66636-0001
                                                                               (Investment Adviser)
--------------------  ---------------  --------------------------------------  -------------------------------------
SBL Fund Series                        High level of total return              6th Avenue Investment
N (SBL Managed                                                                 Management Company, LLC
Asset Allocation)                                                              5801 SW 6th Avenue
                                                                               Topeka, KS 66636-0001
                                                                               (Investment Adviser)

                                                                               T. Rowe Price Associates, Inc.
                                                                               100 East Pratt Street
                                                                               Baltimore, MD 21202
                                                                               (Sub-adviser)
--------------------  ---------------  --------------------------------------  -------------------------------------
SBL Fund Series O                      Substantial dividend income and         6th Avenue Investment
(SBL Equity                            capital appreciation                    Management Company, LLC
Income)                                                                        5801 SW 6th Avenue
                                                                               Topeka, KS 66636-0001
                                                                               (Investment Adviser)

                                                                               T. Rowe Price Associates, Inc.
                                                                               100 East Pratt Street
                                                                               Baltimore, MD 21202
                                                                               (Sub-adviser)
--------------------------------------------------------------------------------------------------------------------


                                       55

--------------------------------------------------------------------------------------------------------------------
                        SHARE CLASS
UNDERLYING FUND       (IF APPLICABLE)  INVESTMENT OBJECTIVE                    INVESTMENT ADVISER
--------------------  ---------------  --------------------------------------  -------------------------------------
SBL Fund Series                        High current income and capital         6th Avenue Investment
P (SBL High                            appreciation as a secondary             Management Company, LLC
Yield)                                 objective                               5801 SW 6th Avenue
                                                                               Topeka, KS 66636-0001
                                                                               (Investment Adviser)
--------------------  ---------------  --------------------------------------  -------------------------------------
SBL Fund Series                        Capital growth                          6th Avenue Investment
Q (SBL Small                                                                   Management Company, LLC
Cap Value)                                                                     5801 SW 6th Avenue
                                                                               Topeka, KS 66636-0001
                                                                               (Investment Adviser)

                                                                               Wells Capital Management Inc.
                                                                               525 Market Street
                                                                               San Francisco, CA 94105
                                                                               (Sub-adviser)
--------------------  ---------------  --------------------------------------  -------------------------------------
SBL Fund Series                        Long-term growth of capital             6th Avenue Investment
V (SBL Mid Cap                                                                 Management Company, LLC
Value)                                                                         5801 SW 6th Avenue
                                                                               Topeka, KS 66636-0001
                                                                               (Investment Adviser)
--------------------  ---------------  --------------------------------------  -------------------------------------
SBL Fund Series                        Long-term growth of capital             6th Avenue Investment
X (SBL Small                                                                   Management Company, LLC
Cap Growth)                                                                    5801 SW 6th Avenue
                                                                               Topeka, KS 66636-0001
                                                                               (Investment Adviser)

                                                                               RS Investment Management, L.P.
                                                                               388 Market Street
                                                                               San Francisco, CA 94111
                                                                               (Sub-adviser)
--------------------  ---------------  --------------------------------------  -------------------------------------
SBL Fund Series                        Long-term growth of capital             6th Avenue Investment
Y (SBL Select 25)                                                              Management Company, LLC
                                                                               5801 SW 6th Avenue
                                                                               Topeka, KS 66636-0001
                                                                               (Investment Adviser)
--------------------  ---------------  --------------------------------------  -------------------------------------
SBL Fund Series                        Long-term growth of capital             6th Avenue Investment
Z (SBL Alpha                                                                   Management Company, LLC
Opportunity)                                                                   5801 SW 6th Avenue
                                                                               Topeka, KS 66636-0001
                                                                               (Investment Adviser)

                                                                               Mainstream Investment Advisers, LLC
                                                                               101 West Spring Street, Suite 401
                                                                               New Albany, IN 47150
                                                                               (Sub-adviser)
--------------------  ---------------  --------------------------------------  -------------------------------------
Van Kampen               Class II      Capital growth and income               Van Kampen Asset Management
LIT Comstock                                                                   1221 Avenue of the Americas
Portfolio                                                                      New York, NY 10020
--------------------  ---------------  --------------------------------------  -------------------------------------
Van Kampen               Class II      High current return consistent with     Van Kampen Asset Management
LIT Government                         preservation of capital                 1221 Avenue of the Americas
Portfolio                                                                      New York, NY 10020
--------------------  ---------------  --------------------------------------  -------------------------------------
Van Kampen               Class II      Seeks long-term capital                 Morgan Stanley Investment
UIF Emerging                           appreciation.                           Management Inc.
Markets Equity                                                                 1221 Avenue of the Americas
                                                                               New York, NY 10020
--------------------  ---------------  --------------------------------------  -------------------------------------
Van Kampen               Class II      Capital appreciation and current        Morgan Stanley Investment
UIF Equity and                         income                                  Management Inc.
Income Portfolio                                                               1221 Avenue of the Americas
                                                                               New York, NY 10020
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        SECUREDESIGNS(SM) VARIABLE ANNUITY


                           Variable Annuity Account B


                       STATEMENT OF ADDITIONAL INFORMATION


                                DATE: MAY 1, 2007



                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
      FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                         70 WEST RED OAK LANE, 4TH FLOOR
                             WHITE PLAINS, NY 10604
                                 1-800-355-4570

                                MAILING ADDRESS:
      FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461



This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the SecureDesigns Variable Annuity dated May 1, 2007, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York (the "Company") by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.


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--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                         Page

GENERAL INFORMATION AND HISTORY..........................................  3
   Safekeeping of Assets.................................................  3



METHOD OF DEDUCTING THE EXCESS CHARGE....................................  3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS....  4
   Section 403(b)........................................................  4
   Sections 408 and 408A.................................................  4

PERFORMANCE INFORMATION..................................................  5


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................  5


FINANCIAL STATEMENTS.....................................................  6

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), First Security Benefit Life Insurance and Annuity Company of New York ("the Company"), and the Variable Annuity Account B (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.



METHOD OF DEDUCTING
THE EXCESS CHARGE

The minimum mortality and expense risk charge of 0.60%, and the administration charge of 0.15%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis.


Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.



The Company will declare a monthly subaccount adjustment for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the monthly subaccount adjustment on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such monthly subaccount adjustment will be declared as a dollar amount per Accumulation Unit.


For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net subaccount adjustment equal to:

1.   the amount of subaccount adjustment per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.

The monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.


An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the SBL Equity Subaccount and no Riders, the Excess Charge would be computed as follows:


------------------------------------------------------------- ---- ------------
Mortality and Expense Risk Charge..........                           0.70%
Plus:  Optional Rider Charge...............                     +     N/A
Less:  Minimum Charge......................                     -     0.60%
                                                                      -----
Excess Charge on an Annual Basis...........                           0.10%
------------------------------------------------------------- ---- ------------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the monthly subaccount adjustment amount would be as follows:

-------------------------------------------------------------------------------
Accumulation Unit Value as of
   Valuation Date before Record Date...                      $10.00
Accumulation Unit Value
   as of Reinvestment Date.............                      $  9.975
                                                              -------
Gross Subaccount Adjustment Per Unit...                      $  0.025
Less:  Excess Charge Per Unit..........                   -  $  0.00085
                                                              ---------
Net Subaccount Adjustment Per Unit.....                      $  0.02415
Times:  Number of Accumulation Units...                   x       5,000
                                                             -----------
Net Subaccount Adjustment Amount.......                        $ 120.75
-------------------------------------------------------------------------------

The monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Equity Subaccount, as follows: $0.02415 (net subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment
Date) for a Contract Value of $49,995.75 after the subaccount adjustment reinvestment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25%. This charge is factored into the annuity unit values on each Valuation Date.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS


SECTION 403(B) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits. The maximum exclusion allowance (MEA) limit under Section 403(b)(2) of the Code was repealed effective in 2002.

Section 402(g) generally limits an employee's annual elective contributions to a 403(b) annuity and any 401(k) arrangement to the applicable dollar amount shown in the table below:

---------------------------------- --------------------------------
            TAX YEAR                       DEFERRED AMOUNT
---------------------------------- --------------------------------
       2007 and thereafter                     $15,500
---------------------------------- --------------------------------



The $15,500 limit will be adjusted for inflation in $500 increments after the 2006 tax year. If an individual is age 50 or over, catch-up contributions can be made to a 403(b) annuity during each tax year at the rates set forth below:

---------------------------------- --------------------------------
            TAX YEAR                         ADDITIONAL
                                           CATCH UP AMOUNT
---------------------------------- --------------------------------
              2007                             $5,000
---------------------------------- --------------------------------


The $5,000 limit also may be adjusted for inflation in $500 increments for future tax years.


The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.


Section 415(c) also provides an overall limit on the amount of employer and employee salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally the
Section 415(c) limit is the lesser of (i) $45,000, or (ii) 100% of the employee's annual compensation.


SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:


---------------------------------- -----------------------
            TAX YEAR                       AMOUNT
---------------------------------- -----------------------
              2007                         $4,000
       2008 and thereafter                 $5,000
---------------------------------- -----------------------


If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.


Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $45,000. Salary reduction contributions, if any, are subject to additional annual limits.


PERFORMANCE INFORMATION


Performance information for the Subaccounts of the Separate Account, including the yield and effective yield


--------------------------------------------------------------------------------
of the SBL Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the SBL Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the SBL Money Market Subaccount assume that all monthly subaccount adjustments received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:


              Effective Yield = [(Base Period Return + 1)365/7] - 1


Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as "Standardized Total Return") are calculated from the Separate Account inception date, and reflect the deduction of the maximum mortality and expense risk charge of 0.85%, the maximum optional Rider charges of 1.70%, the administration charge of 0.15%, the account administration charge of $30, and the contingent deferred sales charge.

Other total return figures (referred to as "Non-Standardized Total Return") may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.


Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.


Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and the financial statements of the Separate Account at December 31, 2006, and for each of the specified periods ended December 31, 2006, or for portions of such periods as disclosed in the financial statements, included in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main St. Suite


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2000, Kansas City, MO, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS


The financial statements of First Security Benefit Life Insurance and Annuity Company of New York as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and the financial statements of the Separate Account at December 31, 2006, and for each of the specified periods ended December 31, 2006, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.


The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

--------------------------------------------------------------------------------
                                       6

FINANCIAL STATEMENTS

First Security Benefit Life Insurance and Annuity Company of New York Years Ended December 31, 2006, 2005, and 2004
With Report of Independent Registered Public Accounting Firm

FINANCIAL STATEMENTS

First Security Benefit Life Insurance and Annuity Company of New York Years Ended December 31, 2006, 2005, and 2004
With Report of Independent Auditors

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                              Financial Statements

                  Years Ended December 31, 2006, 2005, and 2004




                                    CONTENTS

Report of Independent Registered Public Accounting Firm........................1

Audited Financial Statements

Balance Sheets.................................................................2
Statements of Income...........................................................3
Statements of Changes in Stockholder's Equity..................................4
Statements of Cash Flows.......................................................5
Notes to Financial Statements..................................................6

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                              Financial Statements

                  Years Ended December 31, 2006, 2005, and 2004




                                    CONTENTS

Report of Independent Auditors.................................................1

Audited Financial Statements

Balance Sheets.................................................................2
Statements of Income...........................................................3
Statements of Changes in Stockholder's Equity..................................4
Statements of Cash Flows.......................................................5
Notes to Financial Statements..................................................6

             Report of Independent Registered Public Accounting Firm

The Board of Directors
First Security Benefit Life Insurance
   and Annuity Company of New York

We have audited the accompanying balance sheets of First Security Benefit Life Insurance and Annuity Company of New York (the Company), an indirect wholly owned subsidiary of Security Benefit Mutual Holding Company, as of December 31, 2006 and 2005, and the related statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.


                                                               /s/ Ernst & Young

February 28, 2007

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                                 Balance Sheets

                                                                                          DECEMBER 31
                                                                                    2006                   2005
                                                                           ----------------------------------------
                                                                                         (In Thousands)
ASSETS
Bonds available-for-sale                                                   $           8,304      $           5,539
Cash and cash equivalents                                                              1,904                    225
Deferred policy acquisition costs                                                      4,175                  2,681
Deferred sales inducement costs                                                        3,954                  3,246
Deferred income taxes                                                                      4                    242
Income taxes receivable                                                                   38                      -
Due from affiliates                                                                      327                    165
Other assets                                                                             436                    625
Separate account assets                                                              143,638                115,056
                                                                           -----------------      -----------------
Total assets                                                               $         162,780      $         127,779
                                                                           =================      =================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Policy reserves and annuity account values                              $           6,607      $           2,537
   Other liabilities                                                                     146                    237
   Income taxes payable                                                                    -                    160
   Separate account liabilities                                                      143,638                115,056
                                                                           -----------------      -----------------
Total liabilities                                                                    150,391                117,990

Stockholder's equity:
   Common stock, $10 par value; 200,000 shares authorized, issued,
      and outstanding                                                                  2,000                  2,000
   Additional paid-in capital                                                          8,600                  6,600
   Accumulated other comprehensive loss                                                  (15)                   (19)
   Retained earnings                                                                   1,804                  1,208
                                                                           -----------------      -----------------
Total stockholder's equity                                                            12,389                  9,789
                                                                           -----------------      -----------------
Total liabilities and stockholder's equity                                 $         162,780      $         127,779
                                                                           =================      =================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                              Statements of Income

                                                                          YEAR ENDED DECEMBER 31
                                                            2006                    2005                    2004
                                                     ---------------         ------------------       ----------------
                                                                               (In Thousands)
Revenues:
    Asset-based fees                                 $         2,927         $           2,212        $          1,703
    Net investment income                                        326                       280                     266
    Other revenues                                                 1                         2                       -
    Realized capital loss                                         (5)                        -                       -
                                                     ---------------         -----------------        ----------------
Total revenues                                                 3,249                     2,494                   1,969

Benefits and expenses:
    Interest credited to annuity account balances                108                        64                      48
    Commissions and other operating expenses                   2,167                     1,946                   1,737
                                                     ---------------         -----------------        ----------------
Total benefits and expenses                                    2,275                     2,010                   1,785
                                                     ---------------         -----------------        ----------------

Income before income tax expense                                 974                       484                     184
Income tax expense                                               378                       139                      43
                                                     ---------------         -----------------        ----------------
Net income                                           $           596         $             345        $            141
                                                     ===============         =================        ================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                  Statements of Changes in Stockholder's Equity

                                                                                 ACCUMULATED
                                                                 ADDITIONAL         OTHER                              TOTAL
                                                  COMMON          PAID-IN       COMPREHENSIVE       RETAINED       STOCKHOLDER'S
                                                   STOCK          CAPITAL       INCOME (LOSS)       EARNINGS          EQUITY
                                             ------------------------------------------------------------------------------------
                                                                       (In Thousands)
Balance at January 1, 2004                   $      2,000   $      4,600   $              176    $       722     $        7,498
   Comprehensive income:
     Net income                                        -               -                  -              141                141
     Other comprehensive loss -
        unrealized loss on available-
        for-sale bonds, net of income
        taxes                                          -               -               (109)               -               (109)
                                                                                                                 ----------------
   Comprehensive income                                                                                                      32
   Capital contribution from parent                    -           2,000                  -                -              2,000
                                             ------------------------------------------------------------------------------------
Balance at December 31, 2004                       2,000           6,600                 67              863              9,530
   Comprehensive income:
     Net income                                        -               -                  -              345                345
     Other comprehensive loss -
        unrealized loss on available-
        for-sale bonds, net of income
        taxes of $45                                   -               -                (86)               -                (86)
                                                                                                                 ----------------
   Comprehensive income                                                                                                     259
                                             ------------------------------------------------------------------------------------
Balance at December 31, 2005                       2,000           6,600                (19)           1,208              9,789
   Comprehensive income:
     Net income                                        -               -                  -              596                596
     Other comprehensive income -
        unrealized loss on available-
        for-sale bonds, net of losses
        reclassified into earnings of $5,
        net of income tax benefit of $12               -               -                  4                -                  4
                                                                                                                 ----------------
   Comprehensive income                                                                                                     600
   Capital contribution from parent                    -           2,000                  -                -              2,000
                                             ------------------------------------------------------------------------------------
Balance at December 31, 2006                 $      2,000   $      8,600   $            (15)     $     1,804     $       12,389
                                             ====================================================================================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                            Statements of Cash Flows

                                                                                        YEAR ENDED DECEMBER 31
                                                                           2006                  2005                 2004
                                                                   ------------------------------------------------------------
OPERATING ACTIVITIES
Net income                                                         $         596        $          345        $          141
Adjustments to reconcile net income to net cash
    and cash equivalents used in operating activities:
     Interest credited to annuity account balances                           108                    64                    48
     Policy acquisition costs deferred                                    (1,885)               (1,456)                 (887)
     Amortization of deferred policy acquisition costs                       391                   157                   492
     Sales inducement costs deferred                                      (1,272)                 (885)               (1,451)
     Amortization of sales inducement costs                                  564                   669                   350
     Deferred income taxes                                                   239                   (23)                 (245)
     Change in income taxes                                                 (198)                 (100)                  213
     Change in due from affiliates                                          (162)                 (183)                   (3)
     Decrease (increase) in other assets                                     189                  (332)                   (9)
     (Decrease) increase in other liabilities                                (91)                 (155)                  218
     Other changes in operating assets and liabilities                       124                    59                    94
                                                                   ------------------------------------------------------------
Net cash and cash equivalents used in operating activities                (1,397)               (1,840)               (1,039)

INVESTING ACTIVITIES
Sales, maturities, or repayments of bonds available-for-sale               2,507                 1,348                 1,506
Acquisitions of bonds available-for-sale                                  (5,303)               (2,736)                    -
Net sales (purchases) of short-term investments                                -                 2,309                (2,294)
                                                                   ------------------------------------------------------------
Net cash and cash equivalents (used in) provided by
   investing activities                                                   (2,796)                  921                  (788)

FINANCING ACTIVITIES
Deposits to annuity account balances                                       6,746                 2,579                 1,954
Withdrawals from annuity account balances                                 (2,874)               (2,357)               (1,352)
Capital contribution from parent                                           2,000                     -                 2,000
                                                                   ------------------------------------------------------------
Net cash and cash equivalents provided by financing activities             5,872                   222                 2,602
                                                                   ------------------------------------------------------------

Increase (decrease) in cash and cash equivalents                           1,679                  (697)                  775
Cash and cash equivalents at beginning of year                               225                   922                   147
                                                                   ------------------------------------------------------------
Cash and cash equivalents at end of year                            $      1,904        $          225        $          922
                                                                   ============================================================

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year for:
    Income taxes                                                   $         138        $          262        $            75
                                                                   ============================================================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                          Notes to Financial Statements

                                December 31, 2006


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND OPERATIONS

First Security Benefit Life Insurance and Annuity Company of New York (the Company) is licensed to transact life insurance business in New York and Kansas and was organized to offer insurance products in New York. The Company's business activities are concentrated in the sale of variable annuity products supported by separate account assets. The Company is a wholly owned subsidiary of Security Benefit Corporation, which is a wholly owned subsidiary of Security Benefit Mutual Holding Company (SBMHC).

USE OF ESTIMATES

The preparation of financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. Actual results could differ from those estimates.

ACCOUNTING CHANGES

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position (SOP) 03-01, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. This SOP addresses an insurance enterprise's accounting for certain fixed and variable contract features not covered by other authoritative accounting guidance.

SOP 03-01 requires the recognition of a liability in addition to the contract account value in cases where the insurance benefit feature results in gains in early years followed by losses in later years. The accrual and release of the additional liability also impacts the amortization of deferred policy acquisition costs.

The guidance also requires that if the separate account arrangement does not meet the newly specified criteria of a separate account, assets and liabilities under the arrangement should be accounted for, valued, and reported as general account assets and liabilities of the Company. Revenue and expenses related to such arrangements are recognized within the respective revenue and expense lines in the consolidated statements of income.

SOP 03-01 was effective January 1, 2004.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In March 2004, the Emerging Issues Task Force (EITF) reached a final consensus on Issue 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1). EITF 03-1 was intended to provide accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other than temporary and recognized in income. In September 2004, the FASB issued Financial Staff Position (FSP) EITF 03-1-1, delaying the effective date for the accounting and measurement provisions of EITF 03-1 until further clarification can be provided.

FSP FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments, was issued in November 2005 and nullifies certain provisions of EITF 03-1. FSP FAS 115-1 and FAS 124-1 addresses
(1) when an investment should be considered impaired, (2) whether an impairment should be deemed other than temporary, and (3) measuring an impairment loss. The effective date for FSP FAS 115-1 and FAS 124-1 is for reporting periods that begin after December 15, 2005. The adoption of FSP FAS 115-1 and FAS 124-1 did not have a material impact on the Company's financial statements.

On September 19, 2005, the Accounting Standards Executive Committee (AcSEC) issued SOP 05-01, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. AcSEC defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. An internal replacement that is determined to result in a replacement contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract, and any unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets from the replaced contract should not be deferred in connection with the replacement contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is analyzing the impact of adopting SOP 05-1.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (FIN No. 48). FIN No. 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with Statement of Financial Accounting Standards (SFAS) No. 109, Accounting for Income Taxes. FIN No. 48 prescribes a recognition threshold and measurement of a tax position taken or expected to be taken in a tax return. FIN No. 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN No. 48 establishes a two-step process for evaluation of tax positions. The first step is recognition, under which the enterprise determines whether it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The enterprise is required to presume the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. The second step is measurement, under which a tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. FIN No. 48 is effective for fiscal years beginning after December 15, 2006. Therefore, FIN No. 48 is effective for the Company's fiscal year beginning January 1, 2007. The cumulative effect of adopting FIN No. 48 is required to be reported as an adjustment to the opening balance of retained earnings (or other appropriate components of equity) for that fiscal year, presented separately. The Company is analyzing the impact of adopting FIN No. 48.

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures regarding fair value measurements. The statement applies whenever other standards require or permit that assets or liabilities be measured at fair value. The statement does not require new fair value measurements, but rather provides a definition and framework for measuring fair value which will result in greater consistency and comparability among financial statements prepared under GAAP. The statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, which for the Company is January 1, 2008. The Company has not yet completed its assessment of the impact of SFAS No. 157.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Bonds are classified as available-for-sale and carried at fair value with related unrealized gains and losses reflected as a component of accumulated other comprehensive income in equity, net of applicable income taxes. Premiums and discounts are amortized using the interest method applied over the estimated lives of the assets adjusted for prepayment activity. Realized capital gains and losses on sales of investments are determined using the specific identification method. The cost of bonds is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the statements of income as a component of net investment income.

Cash and cash equivalents include operating cash, money market mutual funds, and other investments with initial maturities of less than 90 days.

DEFERRED POLICY ACQUISITION COSTS

To the extent recoverable from future policy revenues and gross profits, commissions and other policy-issuance, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs, but are included in deferred sales inducement costs on the balance sheet. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of expected gross profits from investment (gross blended separate account return assumption of 6.5% for the years 2007 through 2011 and 8.5% thereafter), mortality, and expense margins. That amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in equity as a component of accumulated other comprehensive income, net of applicable income taxes.

DEFERRED SALES INDUCEMENT COSTS

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in deferred policy acquisition costs and were reclassified as part of the adoption of SOP 03-1. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

An analysis of the deferred policy acquisition costs asset balance (other than sales inducements) is presented below for the years ended December 31:

                                                                2006                    2005
                                                       ----------------------------------------
                                                                       (In Thousands)
     Balance at beginning of year                           $    2,681             $    1,382
        Cost deferred during the year                            1,885                  1,456
        Amortized to expense during the year                      (391)                  (157)
                                                       ----------------------------------------
     Balance at end of year                                 $    4,175             $    2,681
                                                       ========================================

Based on current conditions and assumptions as to future events on acquired contracts in force, the Company expects that the net amortization will be between 15.4% and 18.8% of the December 31, 2006, deferred policy acquisition costs balance in each of the years 2007 through 2011.

An analysis of the deferred sales inducement costs asset balance is presented below for the years ended December 31:

                                                                2006                    2005
                                                       ----------------------------------------
                                                                       (In Thousands)
     Balance at beginning of year                           $    3,246             $    3,030
        Acquisition                                              1,272                    885
        Amortization                                              (564)                  (669)
                                                       ----------------------------------------
     Balance at end of year                                 $    3,954             $    3,246
                                                       ========================================

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

OTHER ASSETS

The following is a summary of other assets as of December 31:

                                                                2006                    2005
                                                       ----------------------------------------
                                                                       (In Thousands)
     Trade receivable                                      $        8               $    300
     Reinsurance recoverable                                      273                    182
     Accrued investment income                                     43                     53
     Accrued revenue sharing income                                99                     82
     Other                                                         13                      8
                                                       ----------------------------------------
     Balance at end of year                                  $    436               $    625
                                                       ========================================

SEPARATE ACCOUNTS

The separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the statements of income. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment income in the accompanying statements of income. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

POLICY RESERVES AND ANNUITY ACCOUNT VALUES

Liabilities for future policy benefits for deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 3% to 5.55% during 2006, from 3% to 3.5% during 2005, and were 3% during 2004.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECOGNITION OF REVENUES

Revenues from deferred annuities consist of policy charges for the cost of insurance, policy administration charges, and surrender charges assessed against contract holder account balances during the period.

DEFERRED INCOME TAXES

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company's statements of income as a component of income tax expense, is based on the changes in deferred tax assets or liabilities from period to period (excluding unrealized gains and losses on securities available-for-sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. If future income is not generated as expected, deferred income tax assets may need to be written off.

FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Cash and cash equivalents: The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

     Investment securities: Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

     Investment-type insurance contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using the assumption reinsurance method, whereby the amount of statutory profit the assuming company would realize from the business is calculated. Those amounts are then discounted at a rate of return commensurate with the rate presently offered by the Company on similar contracts.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Separate account assets and liabilities: The assets held in the separate account are carried at quoted market values or, where quoted market values are not available, at fair market values as determined by the investment manager. The carrying amounts for separate account assets and liabilities reported in the balance sheets approximate their fair values.

STATUTORY FINANCIAL INFORMATION

The Company's statutory-basis financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. New York has adopted the National Association of Insurance Commissioners' statutory accounting practices as the basis of its statutory accounting practices. In addition, the Commissioner of the New York Insurance Department has the right to permit other specific practices that may deviate from prescribed practices. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

The following reconciles the Company's net income (loss) and stockholder's equity determined in accordance with accounting practices prescribed or permitted by the New York Insurance Department with net income and stockholder's equity prepared in conformity with accounting principles generally accepted in the United States (GAAP).

                                                                NET INCOME (LOSS)                         STOCKHOLDER'S EQUITY
                                               -------------------------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31                           DECEMBER 31
                                                      2006             2005             2004              2006             2005
                                               -------------------------------------------------------------------------------------
                                                                                   (In Thousands)
     Based on statutory accounting practices   $        (22)      $       184      $       214        $  11,232        $    9,261
     Income taxes                                      (245)               23              245              (43)              204
     Investment reserve                                   -                 -                -                4                 4
     Annuity reserves/account values                 (1,283)           (1,343)          (1,754)          (6,847)           (5,564)
     Deferred policy acquisition costs                2,203             1,299              395            4,175             2,681
     Deferred sales inducement costs                    704               216            1,101            3,954             3,246
     Other                                             (761)              (34)             (60)             (86)              (43)
                                               -------------------------------------------------------------------------------------
     Based on GAAP                              $       596       $       345      $       141        $  12,389        $    9,789
                                               =====================================================================================

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Under the laws of the State of New York, the Company is required to maintain minimum statutory-basis capital and surplus of $6,000,000. Of this amount, $4,000,000, which is the Company's minimum surplus to policyholders, must be invested in specific types of investments in accordance with New York law.

The payment of dividends by the Company to its shareholder is limited and can only be made from earned profits unless prior approval is received from the New York Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Commissioner is also subject to restrictions relating to the statutory surplus and net gain from operations. In 2007, the Company cannot pay dividends without prior approval of the New York Insurance Commissioner.

RECLASSIFICATIONS

Certain amounts appearing in the prior years' consolidated financial statements have been reclassified to conform to the current year's presentation.

2. INVESTMENTS

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company's portfolio of bonds available-for-sale at December 31, 2006 and 2005, is as follows:

                                                                    2006
                                       -------------------------------------------------------------
                                                            GROSS           GROSS
                                          AMORTIZED       UNREALIZED     UNREALIZED          FAIR
                                             COST           GAINS          LOSSES           VALUE
                                       -------------------------------------------------------------
                                                               (In Thousands)
     U.S. Treasury securities and
        obligations of U.S.
        government corporations
        and agencies                   $    8,337        $   12          $     (45)       $   8,304
                                       -------------------------------------------------------------
     Total bonds                       $    8,337        $   12          $     (45)       $   8,304
                                       =============================================================

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

                                                                    2005
                                       -------------------------------------------------------------
                                                            GROSS           GROSS
                                          AMORTIZED       UNREALIZED     UNREALIZED          FAIR
                                             COST           GAINS          LOSSES           VALUE
                                       -------------------------------------------------------------
                                                                   (In Thousands)
     U.S. Treasury securities and
        obligations of U.S.
        government corporations
        and agencies                   $    5,418        $     4         $     (34)       $   5,388
     Corporate securities                     151              -                 -              151
                                       -------------------------------------------------------------
     Total bonds                       $    5,569        $     4         $     (34)       $   5,539
                                       =============================================================

At December 31, 2006, the Company had ten securities in an unrealized loss position. Unrealized losses on these securities were approximately $45,000 with a related fair value of $4.3 million. The Company's portfolio consists of fixed maturity securities where 100% are investment grade (rated AAA) with an average price of $99.

For those securities that have been in a loss position for less than 12 months, the Company's portfolio holds two securities with a carrying value of $1.2 million and unrealized losses of $2,000 reflecting an average price of $100. These securities were investment grade (rated AAA) at December 31, 2006. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that have been in a continuous loss position greater than or equal to 12 months, the Company's portfolio holds eight securities with a carrying value of $3.1 million and unrealized losses of $43,000. Of this portfolio, 100% were investment grade (rated AAA) at December 31, 2006.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


2. INVESTMENTS (CONTINUED)

The amortized cost and fair value of bonds available-for-sale at December 31, 2006, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                                            AMORTIZED                 FAIR
                                                              COST                   VALUE
                                                       -------------------------------------
                                                                    (In Thousands)
     Due in one year or less                            $        775              $     770
     Due after one year through five years                     1,718                  1,704
     Due thereafter                                            5,844                  5,830
                                                       -------------------------------------
                                                        $      8,337              $   8,304
                                                       =====================================

At December 31, 2006, bonds available-for-sale with a carrying amount of $585,000 were held in joint custody with the New York Insurance Department to comply with statutory regulations.

Major categories of net investment income for the years ended December 31, 2006, 2005, and 2004, are summarized as follows:

                                             2006              2005               2004
                                        --------------------------------------------------
                                                        (In Thousands)
     Interest on bonds                   $      280       $       267       $       265
     Other                                       46                13                 1
                                        --------------------------------------------------
     Net investment income               $      326       $       280       $       266
                                        ==================================================

One available-for-sale bond was sold during the year ended December 31, 2006. The total proceeds from the sale were $543,000, resulting in a realized loss of $5,000. There were no sales of bonds available-for-sale during the years ended 2005 and 2004.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


3. INCOME TAXES

The Company files a consolidated life/nonlife federal and state income tax return with SBMHC and its subsidiaries. Income taxes are allocated to the Company as if it filed a separate return. The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such deferred taxes relate principally to reserves, deferred policy acquisition costs, and unrealized gains on bonds available-for-sale.

Income tax expense consists of the following for the years ended December 31, 2006, 2005, and 2004:

                                              2006            2005                2004
                                        --------------------------------------------------
                                                          (In Thousands)
     Current                             $       139     $       162        $       288
     Deferred                                    239             (23)              (245)
                                        --------------------------------------------------
     Income tax expense                  $       378     $       139        $        43
                                        ==================================================

The provision for income taxes differs from the amount computed at the statutory federal income tax rate due primarily to the dividends-received deduction. During 2006, the State of New York changed its interpretation of the tax laws, and the Company was required to pay state income taxes for the years 2003 through 2005 in the amount of $170,000 and accrued taxes for 2006 in the amount of $29,000. This resulted in an increase in the effective tax rate, which impacted deferred income taxes. At December 31, 2006, income taxes receivable from affiliates were $38,000, and as of December 31, 2005, income taxes payable of $160,000 were payable to affiliates.

4. RELATED-PARTY TRANSACTIONS

The Company paid $254,000 in 2006, $214,000 in 2005, and $77,000 in 2004 to
affiliates for providing management, investment, and administrative services.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


5. CONDENSED FAIR VALUE INFORMATION

SFAS No. 107, Disclosures About Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company's balance sheet, for which it is practicable to estimate that value. The methods and assumptions used by the Company to estimate the following fair value disclosures for financial instruments are set forth in Note 1.

SFAS No. 107 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

                                                    DECEMBER 31, 2006                 DECEMBER 31, 2005
                                           ------------------------------------------------------------------
                                                CARRYING           FAIR          CARRYING          FAIR
                                                 AMOUNT           VALUE           AMOUNT          VALUE
                                           ------------------------------------------------------------------
                                                                     (In Thousands)
     Bonds (Note 2)                         $      8,304     $      8,304      $      5,539    $      5,539
     Separate account assets                     143,638          143,638           115,056         115,056
     Individual and group annuities                6,399            6,216            (2,330)         (2,198)
     Separate account liabilities               (143,638)        (143,638)         (115,056)       (115,056)

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


6. REINSURANCE

All of the individual life insurance of the Company is reinsured 100% with Security Benefit Life Insurance Company (SBL), a stock life insurance company, which is an indirect wholly owned subsidiary of SBMHC. In the accompanying financial statements, premiums, benefits, and settlement expenses are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if its reinsurer is unable to meet its contractual obligations under the applicable reinsurance agreement. At December 31, 2006 and 2005, the Company had established receivables totaling $273,000 and $182,000, respectively, which are included in other assets, for reserve credits, reinsurance claims, and other receivables from its reinsurer. Life insurance in force ceded at December 31, 2006 and 2005, was $252,000 and $271,000, respectively.

7. VARIABLE ANNUITY CONTRACTS

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and the investment risk is borne by, the contract holder. Associated with these variable annuity contracts, the Company provides guarantees for the benefit of annuity contract holders. The primary guarantee provided to annuity contract holders is a guaranteed minimum death benefit (GMDB) and the guaranteed minimum income benefit (GMIB).

The GMDB provides a specific minimum return upon death. The Company offers two primary GMDB types:

     o RETURN OF PREMIUM DEATH BENEFIT provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

     o STEP-UP DEATH BENEFIT provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is annual, four year, five year, or six year. For most contracts, its GMDB locks in at an age specified in the contract (this age varies by product).

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


7. VARIABLE ANNUITY CONTRACTS (CONTINUED)

Following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

                                                              2006                                       2005
                                            ------------------------------------------------------------------------------------
                                                              NET          WEIGHTED                       NET       WEIGHTED
                                                 ACCOUNT   AMOUNT AT       AVERAGE        ACCOUNT      AMOUNT AT   AVERAGE
                                                  VALUE      RISK       ATTAINED AGE       VALUE          RISK    ATTAINED AGE
                                            ------------------------------------------------------------------------------------
                                                                           (Dollars in Thousands)
     Return of premium                         $   64,372   $   68           61         $   40,953      $  38         61
     Step-up                                       81,539       76           63             76,315         86         64
                                            --------------------------                ---------------------------
     Total GMDB                                $  145,911   $  144           62         $  117,268      $ 124         63
                                            ==========================                ===========================

The liability for GMDBs and GMIBs on variable annuity contracts reflected in the general account as of December 31, 2006 and December 31, 2005, was $105,000.

The Company's GMDB and GMIB reserves are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of excess payments divided by the present value of expected assessments. The Company will recalculate its benefit reserves at each reporting date, and the resulting change in liability will be recognized in the income statement as benefit expense. The Company regularly reviews the assumptions used in the benefit reserve calculations and will adjust the assumptions as actual experience, or other evidence suggests that earlier assumptions should be revisited. The Company's benefit reserve calculation uses assumptions consistent with its deferred policy acquisition cost model. The following assumptions were used to determine the GMDB and GMIB reserves as of December 31, 2006:

     o Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

     o    Mean long-term gross blended separate account growth rate of 8.5%.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


7. VARIABLE ANNUITY CONTRACTS (CONTINUED)

     o    Equity volatility of 18%.

     o    Bond volatility of 5%.

     o    Mortality is 100% of Annuity 2000 table.

     o Asset fees are equal to fund management fees and product loads (varies by product).

     o Discount rate is the long-term growth rate less assets fees (varies by product).

     o    Lapse rates vary by product and duration.

8. LEASE COMMITMENTS

Aggregate annual rental for office space under a noncancelable operating lease that expires in 2007 is $25,000. Office rent expense of $30,000 in 2006, $21,000 in 2005, and $18,000 in 2004 is included in commissions and other operating expenses in the statements of income.

FINANCIAL STATEMENTS

Variable Annuity Account B -
SecureDesigns Variable Annuity Account
Year Ended December 31, 2006
With Report of Independent Registered Public Accounting Firm

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                              Financial Statements

                          Year Ended December 31, 2006

                                    Contents

Report of Independent Registered Public Accounting Firm ....................   1

Audited Financial Statements

Statements of Net Assets ...................................................   3
Statements of Operations ...................................................   9
Statements of Changes in Net Assets ........................................  15
Notes to Financial Statements ..............................................  24

             Report of Independent Registered Public Accounting Firm

The Contract Owners
SecureDesigns Variable Annuity
   and
The Board of Directors
First Security Benefit Life Insurance and
   Annuity Company of New York

We have audited the accompanying statements of net assets of certain of the respective subaccounts of Variable Annuity Account B (the Account), a separate account of First Security Benefit Life Insurance and Annuity Company of New York comprised of the AIM V.I. Basic Value, AIM V.I. Capital Development, AIM V.I. Global Health Care, AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, AIM V.I. Global Real Estate (formerly AIM V.I. Real Estate), American Century VP Ultra, American Century VP Value, Dreyfus IP Technology Growth, Dreyfus VIF International Value, Legg Mason Partners Variable Aggressive Growth (formerly Salomon Brothers Variable Aggressive Growth), MFS VIT Research International, MFS VIT Total Return, MFS VIT Utilities, Neuberger Berman AMT Socially Responsive, Oppenheimer Main Street Small Cap/VA, PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, Royce Micro-Cap, RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Clermont, Rydex VT Sector Rotation, SBL Alpha Opportunity, SBL Diversified Income, SBL Enhanced Index, SBL Equity, SBL Equity Income, SBL Global, SBL High Yield, SBL Large Cap Value, SBL Managed Asset Allocation, SBL Mid Cap Growth, SBL Mid Cap Value, SBL Money Market Series, SBL Select 25, SBL Small Cap Growth, SBL Small Cap Value, Van Kampen LIT Comstock, Van Kampen LIT Government, and Van Kampen UIF Equity and Income Subaccounts, which are available for investment by contract owners of SecureDesigns Variable Annuity, as of December 31, 2006, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of First Security Benefit Life Insurance and Annuity Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2006, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account B that are available for investment by contractholders of SecureDesigns Variable Annuity at December 31, 2006, the results of their operations, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

April 9, 2007

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                            Statements of Net Assets

                                December 31, 2006

                                      AIM V.I.     AIM V.I.      AIM V.I.      AIM V.I.     AIM V.I.    American    American
                         AIM V.I.     Capital      Global     International    Mid Cap      Global     Century VP  Century VP
                       Basic Value  Development  Health Care     Growth      Core Equity  Real Estate     Ultra      Value
                       Subaccount   Subaccount    Subaccount   Subaccount     Subaccount   Subaccount   Subaccount Subaccount
                       -------------------------------------------------------------------------------------------------------
Assets:
   Mutual funds,
     at market value   $    38,440  $   139,618  $     4,807  $    151,687   $    30,888  $   140,737  $  213,422  $  265,273
                       -------------------------------------------------------------------------------------------------------
Total assets                38,440      139,618        4,807       151,687        30,888      140,737     213,422     265,273
                       -------------------------------------------------------------------------------------------------------
Net assets             $    38,440  $   139,618  $     4,807  $    151,687   $    30,888  $   140,737  $  213,422  $  265,273
                       =======================================================================================================

Units outstanding            2,551       13,235          377         9,357         2,085        5,527      18,946      17,046

Unit value             $     15.07  $     10.55  $     12.74  $      16.21   $     14.82  $     25.47  $    11.27  $    15.56

Mutual funds, at cost  $    35,537  $   140,575  $     4,550  $    136,525   $    31,222  $   128,366  $  208,215  $  260,611
Mutual fund shares           2,903        7,676          223         5,204         2,302        4,897      21,385      30,386

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Net Assets (continued)

                                December 31, 2006

                                                    Legg Mason                                             Neuberger
                                                     Partners                                                Berman     Oppenheimer
                       Dreyfus IP    Dreyfus VIF     Variable         MFS            MFS         MFS           AMT      Main Street
                       Technology   International   Aggressive   VIT Research     VIT Total      VIT        Socially       Small
                         Growth         Value         Growth     International     Return      Utilities   Responsive     Cap/VA
                       Subaccount     Subaccount    Subaccount     Subaccount    Subaccount   Subaccount   Subaccount   Subaccount
                       -------------------------------------------------------------------------------------------------------------
Assets:
   Mutual funds,
     at market value   $    2,654   $   400,194     $  392,689   $    70,499     $1,147,225   $   81,253   $    1,545   $   134,136
                       -------------------------------------------------------------------------------------------------------------
Total assets                2,654       400,194        392,689        70,499      1,147,225       81,253        1,545       134,136
                       -------------------------------------------------------------------------------------------------------------
Net assets             $    2,654   $   400,194     $  392,689   $    70,499     $1,147,225   $   81,253   $    1,545   $   134,136
                       =============================================================================================================

Units outstanding             262        28,047         37,808         6,214        107,817        6,589           95         7,371

Unit value             $    10.14   $     14.27     $    10.39   $     11.34     $    10.64   $    12.33   $    16.28   $     18.20

Mutual funds, at cost  $    2,508   $   382,813     $  385,801   $    68,398     $1,089,687   $   67,825   $    1,368   $   123,412
Mutual fund shares            286        20,554         15,363         4,896         52,941        2,801           93         7,067

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Net Assets (continued)

                                December 31, 2006

                                       PIMCO          PIMCO
                                        VIT            VIT
                          PIMCO      Commodity-    Foreign Bond     PIMCO         PIMCO                    RVT CLS     RVT CLS
                           VIT       RealReturn   (U.S. Dollar-    VIT Low      VIT Real      Royce      AdvisorOne   AdvisorOne
                         All Asset    Strategy       Hedged)       Duration      Return      Micro-Cap     Amerigo     Clermont
                        Subaccount   Subaccount     Subaccount    Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                        ---------------------------------------------------------------------------------------------------------
Assets:
   Mutual funds,
     at market value    $    3,954   $   38,829   $     477,760   $  195,934   $  600,989   $  128,314   $  765,131   $  349,152
                        ---------------------------------------------------------------------------------------------------------
Total assets                 3,954       38,829         477,760      195,934      600,989      128,314      765,131      349,152
                        ---------------------------------------------------------------------------------------------------------
Net assets              $    3,954   $   38,829   $     477,760   $  195,934   $  600,989   $  128,314   $  765,131   $  349,152
                        =========================================================================================================

Units outstanding              330        3,812          47,964       20,870       57,766       11,950       72,828       33,998

Unit value              $    11.97   $    10.18   $        9.96   $     9.40   $    10.41   $    10.74   $    10.51   $    10.27

Mutual funds, at cost   $    3,992   $   41,794   $     481,132   $  195,599   $  627,214   $  128,048   $  774,434   $  353,558
Mutual fund shares             339        3,433          47,303       19,477       50,376        8,911       21,354       11,677

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Net Assets (continued)

                                December 31, 2006

                           Rydex         SBL           SBL           SBL                      SBL
                         VT Sector      Alpha      Diversified    Enhanced        SBL        Equity         SBL         SBL
                         Rotation    Opportunity      Income        Index       Equity       Income       Global     High Yield
                        Subaccount    Subaccount    Subaccount   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                        --------------------------------------------------------------------------------------------------------
Assets:
   Mutual funds,
     at market value    $  147,958   $    98,205   $   427,129   $  715,766   $    6,222   $  488,851   $1,120,814   $  759,303
                        --------------------------------------------------------------------------------------------------------
Total assets               147,958        98,205       427,129      715,766        6,222      488,851    1,120,814      759,303
                        --------------------------------------------------------------------------------------------------------
Net assets              $  147,958   $    98,205   $   427,129   $  715,766   $    6,222   $  488,851   $1,120,814   $  759,303
                        ========================================================================================================

Units outstanding            9,645         6,984        38,219       90,051          869       35,472       98,194       31,608

Unit value              $    15.34   $     14.06   $     11.17   $     7.95   $     7.15   $    13.78   $    11.41   $    24.02

Mutual funds, at cost   $  138,341   $    91,182   $   410,062   $  625,294   $    5,417   $  417,558   $1,003,788   $  725,131
Mutual fund shares          10,984         7,035        35,564       64,658          241       21,507      101,615       40,410

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Net Assets (continued)

                                December 31, 2006

                                        SBL                                    SBL
                            SBL       Managed         SBL          SBL        Money                       SBL         SBL
                         Large Cap     Asset        Mid Cap      Mid Cap      Market         SBL       Small Cap   Small Cap
                           Value     Allocation     Growth        Value       Series      Select 25     Growth       Value
                        Subaccount   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                        ------------------------------------------------------------------------------------------------------
Assets:
   Mutual funds,
     at market value    $  115,950   $  181,729   $  663,501   $1,515,112   $  664,435   $  368,648   $   89,032   $  112,272
                        ------------------------------------------------------------------------------------------------------
Total assets               115,950      181,729      663,501    1,515,112      664,435      368,648       89,032      112,272
                        ------------------------------------------------------------------------------------------------------
Net assets              $  115,950   $  181,729   $  663,501   $1,515,112   $  664,435   $  368,648   $   89,032   $  112,272
                        ======================================================================================================

Units outstanding           10,643       17,304       69,807       67,025       72,011       51,367       13,065        5,014

Unit value              $    10.89   $    10.50   $     9.50   $    22.61   $     9.23   $     7.18   $     6.81   $    22.39

Mutual funds, at cost   $  106,959   $  170,964   $  621,778   $1,359,516   $  658,883   $  347,854   $   85,602   $  107,899
Mutual fund shares           4,392        9,797       21,225       32,395       52,194       34,008        4,620        4,295

See accompanying notes.

                         Variable Annuity Account B -
                    SecureDesigns Variable Annuity Account

                     Statements of Net Assets (continued)

                               December 31, 2006

                                          Van         Van Kampen     Van Kampen
                                      Kampen LIT          LIT        UIF Equity
                                       Comstock       Government     and Income
                                      Subaccount      Subaccount     Subaccount
                                      ------------------------------------------
Assets:
   Mutual funds, at market value      $      561      $  956,477     $   60,968
                                      ------------------------------------------
Total assets                                 561         956,477         60,968
                                      ------------------------------------------
Net assets                            $      561      $  956,477     $   60,968
                                      ==========================================

Units outstanding                             51          95,191          5,685

Unit value                            $    10.94      $    10.05     $    10.73

Mutual funds, at cost                 $      525      $  949,980     $   59,503
Mutual fund shares                            38         102,847          4,095

See accompanying notes.

                         Variable Annuity Account B -
                    SecureDesigns Variable Annuity Account

                           Statements of Operations

                         Year Ended December 31, 2006

                                                                                       AIM V.I.                         AIM V.I.
                                                                   AIM V.I. Basic      Capital     AIM V.I. Global   International
                                                                       Value         Development     Health Care        Growth
                                                                     Subaccount     Subaccount**      Subaccount      Subaccount
                                                                   ---------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                                             $     46        $     --         $    --         $    625
   Expenses:
      Mortality and expense risk fee                                      (132)           (105)           (201)            (263)
      Administrative fee                                                   (33)            (26)            (50)             (81)
                                                                   ---------------------------------------------------------------
Net investment income (loss)                                              (119)           (131)           (251)             281

Net realized and unrealized capital gain (loss) on investments:
      Capital gains distributions                                        1,582             191              --               --
      Realized capital gain (loss) on sales of fund shares                  13           1,317           4,867               89
      Change in unrealized appreciation/depreciation on
        investments during the period                                    2,719            (957)            257           13,869
                                                                   ---------------------------------------------------------------
Net realized and unrealized capital gain (loss) on investments           4,314             551           5,124           13,958
                                                                   ---------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $  4,195        $    420         $ 4,873         $ 14,239
                                                                   ===============================================================

                                                                      AIM V.I.         AIM V.I.        American         American
                                                                      Mid Cap           Global        Century VP       Century VP
                                                                    Core Equity      Real Estate         Ultra           Value
                                                                     Subaccount       Subaccount      Subaccount       Subaccount
                                                                   ---------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                                              $    214       $  1,009         $     --         $    448
   Expenses:
      Mortality and expense risk fee                                       (142)          (229)          (1,322)            (229)
      Administrative fee                                                    (48)           (63)            (352)             (57)
                                                                   ---------------------------------------------------------------
Net investment income (loss)                                                 24            717           (1,674)             162

Net realized and unrealized capital gain (loss) on investments:
      Capital gains distributions                                         3,053          3,485               --            3,177
      Realized capital gain (loss) on sales of fund shares                    7             40               29           (2,589)
      Change in unrealized appreciation/depreciation on
        investments during the period                                      (245)        12,234           (3,999)           4,662
                                                                   ---------------------------------------------------------------
Net realized and unrealized capital gain (loss) on investments            2,815         15,759           (3,970)           5,250
                                                                   ---------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        $  2,839       $ 16,476         $ (5,644)        $  5,412
                                                                   ===============================================================

**    For the period from March 10, 2006 (inception date) to December 31,
      2006.

See accompanying notes.

                         Variable Annuity Account B -
                    SecureDesigns Variable Annuity Account

                     Statements of Operations (continued)

                         Year Ended December 31, 2006

                                                                                                       Legg Mason
                                                                                                        Partners
                                                                      Dreyfus IP      Dreyfus VIF       Variable            MFS
                                                                      Technology     International     Aggressive      VIT Research
                                                                        Growth           Value           Growth       International
                                                                      Subaccount       Subaccount     Subaccount**     Subaccount**
                                                                      -------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                                              $     --         $     --        $     --         $    371
   Expenses:
      Mortality and expense risk fee                                        (14)            (417)           (328)             (77)
      Administrative fee                                                     (3)            (104)            (82)             (19)
                                                                      -------------------------------------------------------------
Net investment income (loss)                                                (17)            (521)           (410)             275

Net realized and unrealized capital gain (loss) on investments:
      Capital gains distributions                                            --               --              --              939
      Realized capital gain (loss) on sales of fund shares                  223              623             183           (1,075)
      Change in unrealized appreciation/depreciation on
        investments during the period                                       146           17,381           6,888            2,101
                                                                      -------------------------------------------------------------
Net realized and unrealized capital gain (loss) on investments              369           18,004           7,071            1,965
                                                                      -------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        $    352         $ 17,483        $  6,661         $  2,240
                                                                      =============================================================

                                                                                                        Neuberger
                                                                                                         Berman         Oppenheimer
                                                                          MFS             MFS              AMT          Main Street
                                                                        VIT Total         VIT           Socially           Small
                                                                         Return         Utilities       Responsive         Cap/VA
                                                                      Subaccount**    Subaccount**    Subaccount***     Subaccount
                                                                      -------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                                               $  1,806        $    236         $    --          $     13
   Expenses:
      Mortality and expense risk fee                                      (2,254)           (309)            (30)             (552)
      Administrative fee                                                    (563)            (77)             (8)             (180)
                                                                      -------------------------------------------------------------
Net investment income (loss)                                              (1,011)           (150)            (38)             (719)

Net realized and unrealized capital gain (loss) on investments:
      Capital gains distributions                                          2,647             482              --             1,641
      Realized capital gain (loss) on sales of fund shares                 1,553           5,679             817               467
      Change in unrealized appreciation/depreciation on
        investments during the period                                     57,538          13,428             177             9,308
                                                                      -------------------------------------------------------------
Net realized and unrealized capital gain (loss) on investments            61,738          19,589             994            11,416
                                                                      -------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         $ 60,727        $ 19,439         $   956          $ 10,697
                                                                      =============================================================

**    For the period from March 10, 2006 (inception date) to December 31,
      2006.

***   For the period from April 27, 2006 (inception date) to December 31,
      2006.

See accompanying notes.

                         Variable Annuity Account B -
                    SecureDesigns Variable Annuity Account

                     Statements of Operations (continued)

                         Year Ended December 31, 2006

                                                                                          PIMCO             PIMCO
                                                                                           VIT               VIT
                                                                           PIMCO        Commodity-      Foreign Bond       PIMCO
                                                                            VIT         RealReturn          (U.S.         VIT Low
                                                                          All Asset      Strategy      Dollar-Hedged)     Duration
                                                                         Subaccount    Subaccount**     Subaccount**     Subaccount
                                                                         ----------------------------------------------------------
Net investment income (loss):
   Dividend distributions                                                  $   98        $  1,098          $ 3,297        $  5,917
   Expenses:
      Mortality and expense risk fee                                           (6)            (60)            (558)           (788)
      Administrative fee                                                       (2)            (15)            (139)           (201)
                                                                         ----------------------------------------------------------
Net investment income (loss)                                                   90           1,023            2,600           4,928

Net realized and unrealized capital gain (loss) on investments:
      Capital gains distributions                                              11             138            2,317              --
      Realized capital gain (loss) on sales of fund shares                     --              (3)            (248)            946
   Change in unrealized appreciation/depreciation on
      investments during the period                                           (38)         (2,965)          (3,372)            473
                                                                         ----------------------------------------------------------
Net realized and unrealized capital gain (loss) on investments                (27)         (2,830)          (1,303)          1,419
                                                                         ----------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            $   63        $ (1,807)         $ 1,297        $  6,347
                                                                         ==========================================================

                                                                            PIMCO                         RVT CLS         RVT CLS
                                                                          VIT Real          Royce        AdvisorOne     AdvisorOne
                                                                           Return         Micro-Cap       Amerigo        Clermont
                                                                         Subaccount     Subaccount**    Subaccount**   Subaccount**
                                                                         ----------------------------------------------------------
Net investment income (loss):
   Dividend distributions                                                 $ 26,827         $   107        $    671       $  7,040
   Expenses:
     Mortality and expense risk fee                                         (3,693)            (77)         (1,640)          (686)
     Administrative fee                                                       (930)            (19)           (410)          (172)
                                                                         ----------------------------------------------------------
Net investment income (loss)                                                22,204              11          (1,379)         6,182

Net realized and unrealized capital gain (loss) on investments:
     Capital gains distributions                                            20,879           3,275          62,462         14,405
     Realized capital gain (loss) on sales of fund shares                  (10,087)           (397)          3,077             35
   Change in unrealized appreciation/depreciation on investments
     during the period                                                     (24,309)            266          (9,303)        (4,406)
                                                                         ----------------------------------------------------------
Net realized and unrealized capital gain (loss) on investments             (13,517)          3,144          56,236         10,034
                                                                         ----------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           $  8,687         $ 3,155        $ 54,857       $ 16,216
                                                                         ==========================================================

**    For the period from March 10, 2006 (inception date) to December 31,
      2006.

See accompanying notes.

                         Variable Annuity Account B -
                    SecureDesigns Variable Annuity Account

                     Statements of Operations (continued)

                         Year Ended December 31, 2006

                                                                                Rydex           SBL            SBL          SBL
                                                                              VT Sector        Alpha       Diversified    Enhanced
                                                                               Rotation     Opportunity       Income        Index
                                                                              Subaccount     Subaccount    Subaccount    Subaccount
                                                                              -----------------------------------------------------
Net investment income (loss):
   Dividend distributions                                                      $     --       $    --        $     --     $     --
   Expenses:
     Mortality and expense risk fee                                                (426)         (435)         (2,810)      (2,793)
     Administrative fee                                                            (119)         (112)           (703)        (735)
                                                                              -----------------------------------------------------
Net investment income (loss)                                                       (545)         (547)         (3,513)      (3,528)

Net realized and unrealized capital gain (loss) on investments:
     Capital gains distributions                                                  6,996            --              --            -
     Realized capital gain (loss) on sales of fund shares                           201         1,056           7,037        2,164
Change in unrealized appreciation/depreciation on
   investments during the period                                                  8,256         5,412          14,306       80,288
                                                                              -----------------------------------------------------
Net realized and unrealized capital gain (loss) on investments                   15,453         6,468          21,343       82,452
                                                                              -----------------------------------------------------
Net increase (decrease) in net assets resulting from operations                $ 14,908       $ 5,921        $ 17,830     $ 78,924
                                                                              =====================================================

                                                                                                  SBL                       SBL
                                                                                  SBL           Equity         SBL          High
                                                                                Equity          Income        Global       Yield
                                                                              Subaccount      Subaccount    Subaccount   Subaccount
                                                                              -----------------------------------------------------
Net investment income (loss):
   Dividend distributions                                                       $    --        $     --      $      --    $     --
   Expenses:
     Mortality and expense risk fee                                                (185)         (2,422)        (2,872)     (1,693)
     Administrative fee                                                             (46)           (641)          (743)       (434)
                                                                              -----------------------------------------------------
Net investment income (loss)                                                       (231)         (3,063)        (3,615)     (2,127)

Net realized and unrealized capital gain (loss) on investments:
     Capital gains distributions                                                     --              --             --          --
     Realized capital gain (loss) on sales of fund shares                         8,674           6,864         11,090         386
Change in unrealized appreciation/depreciation on
   investments during the period                                                    805          63,873        100,492      32,637
                                                                              -----------------------------------------------------
Net realized and unrealized capital gain (loss) on investments                    9,479          70,737        111,582      33,023
                                                                              -----------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $ 9,248        $ 67,674      $ 107,967    $ 30,896
                                                                              =====================================================

See accompanying notes.

                         Variable Annuity Account B -
                    SecureDesigns Variable Annuity Account

                     Statements of Operations (continued)

                         Year Ended December 31, 2006

                                                                                                 SBL
                                                                                    SBL        Managed         SBL          SBL
                                                                                 Large Cap      Asset        Mid Cap      Mid Cap
                                                                                   Value      Allocation      Growth       Value
                                                                                Subaccount    Subaccount    Subaccount   Subaccount
                                                                                ---------------------------------------------------
Net investment income (loss):
   Dividend distributions                                                         $    --      $     --      $     --     $      --
   Expenses:
     Mortality and expense risk fee                                                  (179)       (1,262)       (2,913)       (6,263)
     Administrative fee                                                               (46)         (340)         (811)       (1,745)
                                                                                ---------------------------------------------------
Net investment income (loss)                                                         (225)       (1,602)       (3,724)       (8,008)

Net realized and unrealized capital gain (loss) on investments:
     Capital gains distributions                                                       --            --            --            --
     Realized capital gain (loss) on sales of fund shares                              68         1,597         1,651        17,381
     Change in unrealized appreciation/depreciation on investments during the
       period                                                                       8,925        10,606        22,352       111,203
                                                                                ---------------------------------------------------
Net realized and unrealized capital gain (loss) on investments                      8,993        12,203        24,003       128,584
                                                                                ---------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   $ 8,768      $ 10,601      $ 20,279     $ 120,576
                                                                                ===================================================

                                                                                   SBL
                                                                                  Money                        SBL           SBL
                                                                                  Market         SBL         Small Cap    Small Cap
                                                                                  Series       Select 25      Growth        Value
                                                                                Subaccount    Subaccount    Subaccount   Subaccount
                                                                                ---------------------------------------------------
Net investment income (loss):
   Dividend distributions                                                        $     --      $     --      $     --      $    --
   Expenses:
     Mortality and expense risk fee                                                (3,725)         (670)         (232)        (218)
     Administrative fee                                                              (931)         (178)          (58)         (63)
                                                                                ---------------------------------------------------
Net investment income (loss)                                                       (4,656)         (848)         (290)        (281)

Net realized and unrealized capital gain (loss) on investments:
     Capital gains distributions                                                       --            --            --           --
     Realized capital gain (loss) on sales of fund shares                          23,291           653            10           11
     Change in unrealized appreciation/depreciation on investments during the
       period                                                                       5,552        19,259         3,430        4,400
                                                                                ---------------------------------------------------
Net realized and unrealized capital gain (loss) on investments                     28,843        19,912         3,440        4,411
                                                                                ---------------------------------------------------
Net increase (decrease) in net assets resulting from operations                  $ 24,187      $ 19,064       $ 3,150      $ 4,130
                                                                                ===================================================

See accompanying notes.

                         Variable Annuity Account B -
                    SecureDesigns Variable Annuity Account

                     Statements of Operations (continued)

                         Year Ended December 31, 2006

                                            Van            Van
                                           Kampen         Kampen       Van Kampen
                                            LIT            LIT         UIF Equity
                                          Comstock      Government     and Income
                                        Subaccount**   Subaccount**   Subaccount**
                                        --------------------------------------------
Net investment income (loss):
   Dividend distributions               $         --   $         --   $         91
   Expenses:
      Mortality and expense risk fee             (67)          (849)           (52)
      Administrative fee                         (16)          (212)           (13)
                                        --------------------------------------------
Net investment income (loss)                     (83)        (1,061)            26

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions                 --             --            173
      Realized capital gain (loss) on
         sales of fund shares                  2,886            128              2
      Change in unrealized
         appreciation/depreciation on
         investments during the period            36          6,497          1,465
                                        --------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  2,922          6,625          1,640
                                        --------------------------------------------
Net increase (decrease) in net assets
   resulting from operations            $      2,839   $      5,564   $      1,666
                                        ============================================

**    For the period from March 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account B -
                    SecureDesigns Variable Annuity Account

                       Statements of Changes in Net Assets

                         Year Ended December 31, 2006

                                                                AIM V.I.     AIM V.I.          AIM V.I.            AIM V.I.
                                                AIM V.I.        Capital      Global         International          Mid Cap
                                              Basic Value     Development  Health Care          Growth           Core Equity
                                              Subaccount       Subaccount  Subaccount         Subaccount          Subaccount
                                             2006     2005*      2006**       2006         2006      2005*     2006      2005*
                                           -------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $   (119) $   (22) $      (131) $      (251) $     281  $     37  $     24  $     16
      Capital gains distributions             1,582       73          191           --         --        --     3,053       580
      Realized capital gain (loss) on
         sales of fund shares                    13       --        1,317        4,867         89         5         7        --
      Change in unrealized
        appreciation/depreciation on
        investments during the period         2,719      184         (957)         257     13,869     1,293      (245)      (89)
                                           -------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                         4,195      235          420        4,873     14,239     1,335     2,839       507

   From contract holder transactions:
      Variable annuity deposits              26,897    6,306       27,026        8,266     34,334     7,554     9,407    18,179
      Contract holder maintenance charges       (77)     (17)        (165)        (297)      (291)      (44)      (39)       (5)
      Terminations and withdrawals               --       --         (465)      (2,199)      (118)       --        --        --
      Transfers between subaccounts, net        901       --      112,802       (5,836)    90,583     4,095        --        --
                                           -------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions       27,721    6,289      139,198          (66)   124,508    11,605     9,368    18,174
                                           -------------------------------------------------------------------------------------
Net increase (decrease) in net assets        31,916    6,524      139,618        4,807    138,747    12,940    12,207    18,681
Net assets at beginning of period             6,524       --           --           --     12,940        --    18,681        --
                                           -------------------------------------------------------------------------------------
Net assets at end of period                $ 38,440  $ 6,524  $   139,618  $     4,807  $ 151,687  $ 12,940  $ 30,888  $ 18,681
                                           =====================================================================================

*     For the period from February 1, 2005 (inception date) to December 31,
      2005.

**    For the period from March 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account B -
                    SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                         Year Ended December 31, 2006

                                                 AIM V.I.            American               American      Dreyfus IP   Dreyfus VIF
                                                  Global            Century VP             Century VP     Technology  International
                                                Real Estate            Ultra                  Value         Growth        Value
                                                 Subaccount          Subaccount             Subaccount    Subaccount   Subaccount
                                              2006      2005*     2006       2005*      2006      2005*      2006          2006
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $     717  $    17  $  (1,674) $    (642) $     162  $    (7)  $   (17)     $    (521)
      Capital gains distributions               3,485       62         --         --      3,177       --        --             --
      Realized capital gain (loss) on sales
        of fund shares                             40        1         29        631     (2,589)      74       223            623
      Change in unrealized appreciation/
        depreciation on investments during
        the period                             12,234      137     (3,999)     9,206      4,662       --       146         17,381
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                          16,476      217     (5,644)     9,195      5,412       67       352         17,483

   From contractholder transactions:
      Variable annuity deposits                75,943    2,200     97,636    165,674    218,005    1,264     6,037        202,193
      Contract holder maintenance charges         (89)     (16)    (1,090)      (625)      (132)      (5)       (9)          (497)
      Terminations and withdrawals                 --       --     (4,031)    (3,965)      (598)      --        --         (2,442)
      Transfers between subaccounts, net       46,006       --    (49,855)     6,127     42,586   (1,326)   (3,726)       183,457
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions        121,860    2,184     42,660    167,211    259,861      (67)    2,302        382,711
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets         138,336    2,401     37,016    176,406    265,273       --     2,654        400,194
Net assets at beginning of period               2,401       --    176,406         --         --       --        --             --
                                            ----------------------------------------------------------------------------------------
Net assets at end of period                 $ 140,737  $ 2,401  $ 213,422  $ 176,406  $ 265,273  $    --   $ 2,654      $ 400,194
                                            ========================================================================================

*     For the period from February 1, 2005 (inception date) to December 31,
      2005.

See accompanying notes.

                         Variable Annuity Account B -
                    SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                         Year Ended to December 31, 2006

                                                                                                                Neuberger
                                                                                                                  Berman
                                                  Legg Mason            MFS            MFS            MFS           AMT
                                               Partners Variable    VIT Research     VIT Total        VIT        Socially
                                               Aggressive Growth    International     Return       Utilities    Responsive
                                                  Subaccount         Subaccount      Subaccount    Subaccount   Subaccount
                                                    2006**             2006**          2006**         2006**       2006***
                                               -----------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)               $      (410)       $      275      $     (1,011)   $   (150)     $   (38)
      Capital gains distributions                         --               939             2,647         482           --
      Realized capital gain (loss) on sales
         of fund shares                                  183            (1,075)            1,553       5,679          817
      Change in unrealized appreciation/
         depreciation on investments during
         the period                                    6,888             2,101            57,538      13,428          177
                                               -----------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations                                       6,661             2,240            60,727      19,439          956

   From contractholder transactions:
      Variable annuity deposits                       40,201            15,701           354,034      29,318        1,495
      Contractholder maintenance charges                (531)              (24)           (3,258)       (453)         (45)
      Terminations and withdrawals                    (2,667)              (37)          (16,126)     (2,728)        (197)
      Transfers between subaccounts, net             349,025            52,619           751,848      35,677         (664)
                                               -----------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      contractholder transactions                    386,028            68,259         1,086,498      61,814          589
                                               -----------------------------------------------------------------------------
Net increase (decrease) in net assets                392,689            70,499         1,147,225      81,253        1,545
Net assets at beginning of period                         --                --                --          --           --
                                               -----------------------------------------------------------------------------
Net assets at end of period                      $   392,689        $   70,499      $  1,147,225    $ 81,253      $ 1,545
                                               =============================================================================

**    For the period from March 10, 2006 (inception date) to December 31, 2006.

***   For the period from April 27, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                         Year Ended to December 31, 2006

                                                                                       PIMCO        PIMCO
                                                                                        VIT          VIT
                                                         Oppenheimer       PIMCO     Commodity-  Foreign Bond         PIMCO
                                                         Main Street        VIT      RealReturn  (U.S. Dollar-       VIT Low
                                                        Small Cap/VA     All Assets   Strategy      Hedged)          Duration
                                                         Subaccount      Subaccount  Subaccount   Subaccount        Subaccount
                                                       2006     2005*       2006       2006**        2006**       2006       2005*
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                    $    (719) $    (82) $       90  $    1,023  $       2,600  $   4,928  $    152
    Capital gains distributions                         1,641        --          11         138          2,317         --        29
    Realized capital gain (loss) on sales of fund
      shares                                              467         4          --          (3)          (248)       946       (16)
    Change in unrealized appreciation/
      depreciation on investments during the
      period                                            9,308     1,416         (38)     (2,965)        (3,372)       473      (138)
                                                    --------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
    operations                                         10,697     1,338          63      (1,807)         1,297      6,347        27

  From contractholder transactions:
    Variable annuity deposits                          62,053    41,562       3,899      40,872         52,630     84,729    11,968
    Contractholder maintenance charges                   (368)      (60)         (8)        (15)          (862)      (690)      (52)
    Terminations and withdrawals                         (335)       --          --        (407)        (3,037)    (7,817)       --
    Transfers between subaccounts, net                 13,167     6,082          --         186        427,732    102,686    (1,264)
                                                    --------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
    contractholder transactions                        74,517    47,584       3,891      40,636        476,463    178,908    10,652
                                                    --------------------------------------------------------------------------------
Net increase (decrease) in net assets                  85,214    48,922       3,954      38,829        477,760    185,255    10,679
Net assets at beginning of period                      48,922        --          --          --             --     10,679        --
                                                    --------------------------------------------------------------------------------
Net assets at end of period                         $ 134,136  $ 48,922  $    3,954  $   38,829  $     477,760  $ 195,934  $ 10,679
                                                    ================================================================================

*     For the period from February 1, 2005 (inception date) to December 31,
      2005.

**    For the period from March 10, 2006 (inception date) to December 31,
      2006.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                          Year Ended December 31, 2006

                                                            PIMCO                        RVT CLS    RVT CLS           Rydex
                                                          VIT Real            Royce    AdvisorOne  AdvisorOne       VT Sector
                                                           Return           Micro-Cap    Amerigo    Clermont         Rotation
                                                         Subaccount        Subaccount  Subaccount  Subaccount       Subaccount
                                                      2006        2005*      2006**      2006**      2006**      2006       2005*
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                    $   22,204  $   1,975  $       11  $   (1,379) $    6,182  $    (545) $     (50)
    Capital gains distributions                         20,879      2,027       3,275      62,462      14,405      6,996         --
    Realized capital gain (loss) on sales of fund
      shares                                           (10,087)       (26)       (397)      3,077          35        201          7
    Change in unrealized appreciation/
      depreciation on investments during the
      period                                           (24,309)    (1,916)        266      (9,303)     (4,406)     8,256      1,361
                                                    --------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
    operations                                           8,687      2,060       3,155      54,857      16,216     14,908      1,318

  From contractholder transactions:
    Variable annuity deposits                          692,135    164,387     125,311       4,307          --    119,845     10,645
    Contractholder maintenance charges                  (2,951)      (463)        (20)     (1,974)       (688)      (654)       (48)
    Terminations and withdrawals                       (17,156)    (2,515)       (451)     (2,803)     (1,201)      (914)        --
    Transfers between subaccounts, net                (267,618)    24,423         319     710,744     334,825      2,858         --
                                                    --------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
    contractholder transactions                        404,410    185,832     125,159     710,274     332,936    121,135     10,597
                                                    --------------------------------------------------------------------------------
Net increase (decrease) in net assets                  413,097    187,892     128,314     765,131     349,152    136,043     11,915
Net assets at beginning of period                      187,892         --          --          --          --     11,915         --
                                                    --------------------------------------------------------------------------------
Net assets at end of period                         $  600,989  $ 187,892  $  128,314  $  765,131  $  349,152  $ 147,958  $  11,915
                                                    ================================================================================

*     For the period from February 1, 2005 (inception date) to December 31,
      2005.

**    For the period from March 10, 2006 (inception date) to December 31,
      2006.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                         Year Ended to December 31, 2006

                                                 SBL                SBL                 SBL                             SBL
                                                Alpha           Diversified           Enhanced          SBL           Equity
                                             Opportunity           Income              Index          Equity          Income
                                              Subaccount         Subaccount          Subaccount     Subaccount      Subaccount
                                           2006     2005*      2006     2005*     2006      2005*      2006       2006      2005*
                                          -----------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)        $  (547) $  (103) $ (3,513) $   (877) $ (3,528) $   (488) $     (231) $ (3,063) $ (1,048)
      Capital gains distributions              --       --        --        --        --        --          --        --        --
      Realized capital gain (loss)
         on sales of fund shares            1,056        3     7,037        20     2,164        21       8,674     6,864       494
      Change in unrealized appreciation/
         depreciation on investments
         during the period                  5,412    1,611    14,306     2,761    80,288    10,184         805    63,873     7,420
                                          -----------------------------------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                5,921    1,511    17,830     1,904    78,924     9,717       9,248    67,674     6,866

   From contractholder transactions:
      Variable annuity deposits            30,868   41,223   347,550   270,917        --   300,126      72,349   130,406   303,650
      Contractholder maintenance charges     (207)     (37)   (1,797)     (581)   (3,927)     (265)       (142)   (1,713)     (899)
      Terminations and withdrawals           (298)      --    (4,996)   (3,236)     (116)       --        (252)   (8,064)   (5,609)
      Transfers between subaccounts, net   19,224       --   231,397)   30,935   331,307        --     (74,981)  (12,772)    9,312
                                          -----------------------------------------------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                         49,587   41,186   109,360   298,035   327,264   299,861      (3,026)  107,857   306,454
                                          -----------------------------------------------------------------------------------------
Net increase (decrease) in net assets      55,508   42,697   127,190   299,939   406,188   309,578       6,222   175,531   313,320
                                          -----------------------------------------------------------------------------------------
Net assets at beginning of period          42,697       --   299,939        --   309,578        --          --   313,320        --
                                          -----------------------------------------------------------------------------------------
Net assets at end of period               $98,205  $42,697  $427,129  $299,939  $715,766  $309,578  $    6,222  $488,851  $313,320
                                          ===========================================================-=============================

*     For the period from February 1, 2005 (inception date) to December 31,
      2005.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                         Year Ended to December 31, 2006

                                                                                   SBL                SBL                SBL
                                               SBL                 SBL          Large Cap        Managed Asset         Mid Cap
                                             Global             High Yield        Value           Allocation           Growth
                                           Subaccount           Subaccount      Subaccount        Subaccount         Subaccount
                                        2006        2005*     2006     2005*   2006    2005*    2006      2005*     2006     2005*
                                    ------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)    $   (3,615) $   (594) $ (2,127) $  (187) $   (225) $  (3) $  (1,602) $   (63) $ (3,724) $  (751)
    Capital gains distributions             --        --        --       --        --     --         --       --        --       --
    Realized capital gain (loss)
      on sales of fund shares           11,090     1,035       386       49        68     --      1,597        2     1,651       52
    Change in unrealized
      appreciation/  depreciation
      on investments during the
      period                           100,492    16,534    32,637    1,535     8,925     66     10,606      159    22,352   19,371
                                    ------------------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from operations             107,967    16,975    30,896    1,397     8,768     63     10,601       98    20,279   18,672

  From contractholder
    transactions:
    Variable annuity deposits          416,136   125,970   266,105   44,290    44,279    632    473,372   88,577   237,463  305,279
    Contractholder maintenance
      charges                           (3,153)     (728)   (1,915)    (197)     (163)    (3)    (1,088)     (35)   (1,069)     (69)
    Terminations and withdrawals       (24,541)   (4,350)   (8,984)    (934)   (2,450)    (1)    (4,847)    (104)   (3,500)     (54)
    Transfers between
      subaccounts, net                 480,787     5,751   419,467    9,178    64,825     --   (384,845)      --    86,500       --
                                    ------------------------------------------------------------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions        869,229   126,643   674,673   52,337   106,491    628     82,592   88,438   319,394  305,156
                                    ------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets                               977,196   143,618   705,569   53,734   115,259    691     93,193   88,536   339,673  323,828
Net assets at beginning of period      143,618        --    53,734       --       691     --     88,536       --   323,828       --
                                    ------------------------------------------------------------------------------------------------
Net assets at end of period         $1,120,814  $143,618  $759,303  $53,734  $115,950  $ 691  $ 181,729  $88,536  $663,501 $323,828
                                    ================================================================================================

*     For the period from February 1, 2005 (inception date) to December 31,
      2005.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                         Year Ended to December 31, 2006

                                                  SBL                SBL                                 SBL             SBL
                                                Mid Cap          Money Market           SBL           Small Cap        Small Cap
                                                 Value              Series           Select 25         Growth           Value
                                               Subaccount         Subaccount        Subaccount       Subaccount       Subaccount
                                            2006        2005*        2006        2006        2005*      2006        2006      2005*
                                         -------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $    (8,008) $  (1,333) $    (4,656)  $    (848)  $    (39) $     (290) $    (281) $    (3)
     Capital gains distributions                  --         --           --          --         --          --         --       --
     Realized capital gain (loss) on
       sales of fund shares                   17,381        535       23,291         653          8          10         11       --
     Change in unrealized appreciation/
       depreciation on investments
       during the period                     111,203     44,393        5,552      19,259      1,535       3,430      4,400      (27)
                                         -------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                  120,576     43,595       24,187      19,064      1,504       3,150      4,130      (30)

   From contractholder transactions:
     Variable annuity deposits               774,203    472,535    4,523,815     297,903     15,146      80,610     45,671       --
     Contractholder maintenance charges       (4,150)      (640)        (150)       (575)        (3)       (156)       (88)      (1)
     Terminations and withdrawals            (31,578)    (3,567)        (851)     (1,508)        --        (200)      (518)      --
     Transfers between subaccounts, net      133,576     10,562   (3,882,566)     35,791      1,326       5,628     58,978    4,130
                                         -------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                            872,051    478,890      640,248     331,611     16,469      85,882    104,043    4,129
                                         -------------------------------------------------------------------------------------------
Net increase (decrease) in net assets        992,627    522,485      664,435     350,675     17,973      89,032    108,173    4,099
Net assets at beginning of period            522,485         --           --      17,973         --          --      4,099       --
                                         -------------------------------------------------------------------------------------------
Net assets at end of period              $ 1,515,112  $ 522,485  $   664,435   $ 368,648   $ 17,973  $   89,032  $ 112,272  $ 4,099
                                         ===========================================================================================

*     For the period from February 1, 2005 (inception date) to December 31,
      2005.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                         Year Ended to December 31, 2006

                                                               Van Kampen   Van Kampen   Van Kampen
                                                                   LIT          LIT      UIF Equity
                                                                Comstock    Government   and Income
                                                               Subaccount   Subaccount   Subaccount
                                                                  2006**       2006**       2006**
                                                               -------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                              $      (83)  $   (1,061)  $       26
     Capital gains distributions                                       --           --          173
     Realized capital gain (loss) on sales of fund shares           2,886          128            2
     Change in unrealized appreciation/ depreciation on
       investments during the period                                   36        6,497        1,465
                                                               -------------------------------------
   Net increase (decrease) in net assets from operations            2,839        5,564        1,666

   From contractholder transactions:
     Variable annuity deposits                                      3,545      182,587       18,433
     Contractholder maintenance charges                              (145)      (1,424)         (30)
     Terminations and withdrawals                                  (1,759)      (5,321)          --
     Transfers between subaccounts, net                            (3,919)     775,071       40,899
                                                               -------------------------------------
   Net increase (decrease) in net assets from contractholder
     transactions                                                  (2,278)     950,913       59,302
                                                               -------------------------------------
Net increase (decrease) in net assets                                 561      956,477       60,968
Net assets at beginning of period                                      --           --           --
                                                               -------------------------------------
Net assets at end of period                                    $      561   $  956,477   $   60,968
                                                               =====================================

**    For the period from March 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                          Notes to Financial Statements

                                December 31, 2006

1. Organization and Significant Accounting Policies

Organization

Variable Annuity Account B - SecureDesigns Variable Annuity Account (the Account) is a deferred variable annuity contract offered by First Security Benefit Life Insurance and Annuity Company of New York (FSBL). Purchase payments are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

           Subaccount                                        Mutual Fund
------------------------------------------------------------------------------------------------
                                    AIM Variable Insurance Funds:
AIM V.I. Basic Value                   AIM V.I. Basic Value Fund (Series II Shares)
AIM V.I. Capital Development           AIM V.I. Capital Development Fund (Series II Shares)
AIM V.I. Global Health Care            AIM V.I. Global Health Care Fund (Series I Shares)
AIM V.I. International Growth          AIM V.I. International Growth Fund (Series II Shares)
AIM V.I. Mid Cap Core Equity           AIM V.I. Mid Cap Core Equity Fund (Series II Shares)
AIM V.I. Global Real Estate(1)         AIM V.I. Global Real Estate Fund (Series I Shares)
                                    American Century Variable Portfolios, Inc.:
American Century VP Ultra              American Century VP Ultra Fund (Class II)
American Century VP Value              American Century VP Value Fund (Class II)
                                    Dreyfus Variable Investment Fund:
Dreyfus IP Technology Growth           Dreyfus IP Technology Growth Portfolio (Service Class)
Dreyfus VIF International Value        Dreyfus VIF International Value Portfolio (Service Class)
                                    Salomon Brothers Asset Management Inc.:
Legg Mason Partners Variable           Legg Mason Variable Aggressive Growth Fund (Class II)
   Aggressive Growth(2)
Legg Mason Partners Variable           Legg Mason Variable Small Cap Growth Fund (Class II)
   Small Cap Growth(2)*
                                    Massachusetts Financial Services Company:
MFS VIT Research International         MFS VIT Research International Series ( Service)
MFS VIT Total Return                   MFS VIT Total Return Series (Service)
MFS VIT Utilities                      MFS VIT Utilities (Service)

* This subaccount was available for investment during 2006; however, there was no activity.

(1)   Prior to July 1, 2006, this was AIM V.I. Real Estate.

(2) Prior to May 1, 2006, these were Salomon Brothers Variable Aggressive Growth and Salomon Brothers Variable Small Cap Growth, respectively.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (Continued)

1. Organization and Significant Accounting Policies (continued)

           Subaccount                                       Mutual Fund
------------------------------------------------------------------------------------------------
                                    Neuberger Berman Management Inc.:
Neuberger Berman AMT Socially          Neuberger Berman AMT Socially Responsive (Class S)
   Responsive
                                    OppenheimerFunds, Inc.:
Oppenheimer Main Street Small          Oppenheimer Main Street Small Cap/VA Fund (Service
   Cap/VA                              Class)
                                    Pacific Investment Management Company LLC:
PIMCO VIT All Asset                    PIMCO VIT All Asset Portfolio (Administrative Class)
PIMCO VIT CommodityRealReturn          PIMCO VIT Commodity RealReturnStrategy Portfolio
   Strategy                            (Administrative Class)
PIMCO VIT Foreign Bond (U.S.           PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedge)
   Dollar-Hedged)                      (Administrative Class)
PIMCO VIT Low Duration                 PIMCO VIT Low Duration Portfolio (Administrative Class)
PIMCO VIT Real Return                  PIMCO VIT Real Return Portfolio (Administrative Class)
                                    Royce & Associates, LLC:
Royce Micro-Cap                        Royce Micro Cap Portfolio
                                    The Rydex Variable Trust:
RVT CLS AdvisorOne Amerigo             RVT CLS AdvisorOne Amerigo Fund
RVT CLS AdvisorOne Clermont            RVT CLS AdvisorOne Clermont Fund
Rydex VT Sector Rotation               Rydex VT Sector Rotation Fund
                                    SBL Fund:
SBL Alpha Opportunity                  Series Z      (SBL Alpha Opportunity)
SBL Diversified Income                 Series E      (SBL Diversified Income)
SBL Enhanced Index                     Series H      (SBL Enhanced Index)
SBL Equity                             Series A      (SBL Equity)
SBL Equity Income                      Series O      (SBL Equity Income)
SBL Global                             Series D      (SBL Global)
SBL High Yield                         Series P      (SBL High Yield)
SBL Large Cap Value                    Series B      (SBL Large Cap Value)
SBL Managed Asset Allocation           Series N      (SBL Managed Asset Allocation)
SBL Mid Cap Growth                     Series J      (SBL Mid Cap Growth)
SBL Mid Cap Value                      Series V      (SBL Mid Cap Value)
SBL Money Market Series                Series C      (SBL Money Market)
SBL Select 25                          Series Y      (SBL Select 25)

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (Continued)

1. Organization and Significant Accounting Policies (continued)

             Subaccount                                      Mutual Fund
------------------------------------------------------------------------------------------------
                                    SBL Fund (continued):
SBL Small Cap Growth                   Series X      (SBL Small Cap Growth)
SBL Small Cap Value                    Series Q      (SBL Small Cap Value)
                                    Van Kampen Asset Management:
Van Kampen LIT Comstock                Van Kampen LIT Comstock Portfolio (Class II)
Van Kampen LIT Government              Van Kampen LIT Government Portfolio (Class II)
Van Kampen UIF Equity and Income       Van Kampen UIF Equity and Income Portfolio (Class II)

During 2006, the SBL Large Cap Growth Series, the SBL Social Awareness Series, and the SBL Main Street Growth & Income Series merged into the SBL Select 25 Series, the Neuberger Berman AMT Socially Responsive, and the SBL Enhanced Index Series, respectively.

Pursuant to the plan of reorganization approved by the SBL Large Cap Growth Series shareholders, the SBL Select 25 Series acquired all the net assets of the SBL Large Cap Growth Series, which totaled $5,365 on the closing date of the reorganization, June 16, 2006. A total of 825 shares were exchanged from the SBL Large Cap Growth Series. In exchange for the assets of the SBL Large Cap Growth Series, 536 shares of the SBL Select 25 Series were issued to shareholders of record immediately after the closing date.

Pursuant to the plan of reorganization approved by the SBL Social Awareness Series shareholders, the Neuberger Berman AMT Socially Responsive acquired all the net assets of the SBL Social Awareness Series, which totaled $35,067 on the closing date of the reorganization, June 16, 2006. A total of 1,462 shares were exchanged from the SBL Social Awareness Series. In exchange for the assets of the SBL Social Awareness Series, 2,381 shares of the Neuberger Berman AMT Socially Responsive were issued to shareholders of record immediately after the closing date.

Pursuant to the plan of reorganization approved by the SBL Main Street Growth & Income Series shareholders, the SBL Enhanced Index Series acquired all the net assets of the SBL Main Street Growth & Income Series, which totaled $264,455 on the closing date of the reorganization, June 16, 2006. A total of 28,074 shares were exchanged from the SBL Main Street Growth & Income Series. In exchange for the assets of the SBL Main Street Growth & Income Series, 27,405 shares of the SBL Enhanced Index Series were issued to shareholders of record immediately after the closing date.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (Continued)

1. Organization and Significant Accounting Policies (Continued)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

Under the terms of the investment advisory contracts, investment portfolios of the underlying mutual funds are managed by Security Management Company, LLC
(SMC), a limited liability company controlled by its members, Security Benefit Life Insurance Company (SBL) and Security Benefit Corporation. SBL is a wholly owned subsidiary of Security Benefit Corporation.

AIM Advisors, Inc. serves as investment advisor of AIM V.I. Basic Value Fund, AIM V.I. Capital Development Fund, AIM V.I. Global Health Care Fund, AIM V.I. International Growth Fund, and AIM V.I. Mid Cap Core Equity Fund. AIM Advisors, Inc. has engaged INVESCO Institutional, (N.A.), Inc to provide subadvisory services to AIM V.I. Global Real Estate Fund. American Century Investment Management, Inc. serves as investment advisor of American Century VP Ultra Fund and American Century VP Value Fund. The Dreyfus Corporation serves as investment advisor of Dreyfus IP Technology Growth Portfolio and Dreyfus VIF International Value Portfolio. Salomon Brothers Asset Management Inc. serves as investment advisor for Legg Mason Variable Aggressive Growth Fund and Legg Mason Variable Small Cap Growth Fund. Massachusetts Financial Services Company Serves as investment advisor for MFS VIT Research International Series, MFS VIT Total Return Series, and MFS VIT Utilities Series. Neuberger Berman Management Inc. has engaged Neuberger Berman, LLC to provide subadvisory services to Neuberger Berman AMT Socially Responsive Portfolio. OppenheimerFunds, Inc. serves as investment advisor of Oppenheimer Main Street Small Cap/VA Fund. Pacific Investment Management Company LLC serves as investment advisor of PIMCO VIT All Asset Portfolio, PIMCO VIT CommodityRealReturn Strategy Portfolio, PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged), PIMCO VIT Low Duration Portfolio and PIMCO VIT Real Return Portfolio. Royce & Associates, LLC serves as investment advisor of Royce Micro-Cap Portfolio. Rydex Investments has engaged Clarke Lanzen Skalla Investment Firm, LLC to provide subadvisory services to RVT CLS AdvisorOne Amerigo Fund and RVT CLS AdvisorOne Clermont Fund. Rydex Investments serves as investment advisor of Rydex VT Sector Rotation Fund. SMC serves as investment advisor of each Series of the SBL Fund. SMC has engaged Mainstream Investment Advisers, LLC to provide subadvisory services for Series Z; Northern Trust Investments, N.A. to provide subadvisory services for Series H; T. Rowe Price Associates, Inc. to provide subadvisory services for Series O and Series N; OppenheimerFunds, Inc. to provide subadvisory services for Series D; RS Investment

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (Continued)

1. Organization and Significant Accounting Policies (Continued)

Management, L.P. to provide subadvisory services for Series X; and Wells Capital Management Incorporated to provide subadvisory services for Series Q. Van Kampen Asset Management serves as investment advisor of Van Kampen LIT Comstock Portfolio and Van Kampen LIT Government Portfolio. Morgan Stanley Investment Management Inc. serves as investment advisor of Van Kampen UIF Equity and Income Portfolio.

Investment Valuation

Investments in mutual fund shares are carried in the statement of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2006, except for those subaccounts operating for a portion of the year as disclosed in the financial statements, were as follows:

                                                   Cost of     Proceeds
                    Subaccount                   Purchases    from Sales
------------------------------------------------------------------------
AIM V.I. Basic Value                             $   29,422   $      238
AIM V.I. Capital Development                        192,230       52,972
AIM V.I. Global Health Care                          82,929       83,246
AIM V.I. International Growth                       125,529          740
AIM V.I. Mid Cap Core Equity                         12,672          227
AIM V.I. Global Real Estate                         126,488          426
American Century VP Ultra                           129,420       88,434
American Century VP Value                           316,148       52,948
Dreyfus IP Technology Growth Portfolio                6,130        3,845
Dreyfus VIF International Value                     421,363       39,173
Legg Mason Partners Variable Aggressive Growth      389,150        3,532
MFS VIT Research International                       82,933       13,460
MFS VIT Total Return                              1,126,762       38,628
MSF VIT Utilities                                   102,193       40,047

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (Continued)

1. Organization and Significant Accounting Policies (Continued)

                                                   Cost of     Proceeds
               Subaccount                         Purchases   from Sales
------------------------------------------------------------------------
Neuberger Berman AMT Socially Responsive         $   36,563   $   36,012
Oppenheimer Main Street Small Cap/VA                 88,030       12,591
PIMCO VIT All Asset                                   4,007           15
PIMCO VIT CommodityRealReturn Strategy               41,880           83
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)         535,851       54,471
PIMCO VIT Low Duration                              437,149      253,313
PIMCO VIT Real Return                             1,059,438      611,945
Royce Micro-Cap                                     133,545        5,100
RVT CLS AdvisorOne Amerigo                          848,681       77,324
RVT CLS AdvisorOne Clermont                         356,231        2,708
Rydex VT Sector Rotation                            133,896        6,310
SBL Alpha Opportunity                               101,258       52,218
SBL Diversified Income                              415,405      309,558
SBL Enhanced Index                                  406,993       83,257
SBL Equity                                           72,342       75,599
SBL Equity Income                                   203,951       99,157
SBL Global                                          991,923      126,309
SBL High Yield                                      681,902        9,356
SBL Large Cap Value                                 108,575        2,309
SBL Managed Asset Allocation                        571,951      490,961
SBL Mid Cap Growth                                  344,040       28,370
SBL Mid Cap Value                                 1,052,357      188,314
SBL Money Market Series                           4,206,250    3,570,658
SBL Select 25                                       344,747       13,984
SBL Small Cap Growth                                 92,705        7,113
SBL Small Cap Value                                 104,199          437
Van Kampen LIT Comstock                              40,762       43,123
Van Kampen LIT Government                           956,680        6,828
Van Kampen UIF Equity and Income                     59,584           83

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (Continued)

1. Organization and Significant Accounting Policies (Continued)

Annuity Reserves

As of December 31, 2006, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. Variable Annuity Contract Charges

FSBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value. Additionally, FSBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force. Mortality and expense risks

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

assumed by FSBL are compensated for by a fee equivalent to an annual rate ranging from 0.60% to 0.85% of the average daily net asset. Additionally, FSBL deducts an amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 1% of the contract value.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3. Summary of Unit Transactions

The changes in units outstanding for the years ended December 31, 2006 and 2005, except for those subaccounts operating for a portion of the year as disclosed in the financial statements, were as follows:

                                                      2006                                2005
                                       --------------------------------------------------------------------
                                                                   Net                                Net
                                         Units       Units      Increase     Units      Units      Increase
             Subaccount                 Issued     Redeemed    (Decrease)   Issued    Redeemed    (Decrease)
------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value                     2,732        (652)       2,080        472        (1)          471
AIM V.I. Capital Development            18,696      (5,461)      13,235         --        --            --
AIM V.I. Global Health Care              6,878      (6,501)         377         --        --            --
AIM V.I. International Growth            9,328        (954)       8,374        987        (4)          983
AIM V.I. Mid Cap Core Equity               741          (4)         737      1,348        --         1,348
AIM V.I. Global Real Estate              5,527        (130)       5,397        130        (1)          130
American Century VP Ultra               12,927      (8,548)       4,379     15,282      (715)       14,567
American Century VP Value               21,055      (4,009)      17,046         97       (97)           --
Dreyfus IP Technology Growth               949        (687)         262         --        --            --
Dreyfus VIF International Value         31,594      (3,547)      28,047         --        --            --
Legg Mason Partners Variable
   Aggressive Growth                    38,786        (978)      37,808         --        --            --
MFS VIT Research International           7,606      (1,392)       6,214         --        --            --
MFS VIT Total Return                   117,211      (9,394)     107,817         --        --            --
MFS VIT Utilities                       10,733      (4,144)       6,589         --        --            --

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

                                                      2006                                2005
                                       --------------------------------------------------------------------
                                                                   Net                                Net
                                         Units       Units      Increase     Units      Units      Increase
             Subaccount                 Issued     Redeemed    (Decrease)   Issued    Redeemed    (Decrease)
------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Socially
   Responsive                            2,498      (2,403)          95         --        --            --
Oppenheimer Main Street Small
   Cap/VA                                5,088        (686)       4,402      2,973        (4)        2,969
PIMCO VIT All Asset                        331          (1)         330         --        --            --
PIMCO VIT Commodity-RealReturn           3,851         (39)       3,812         --        --            --
   Strategy
PIMCo VIT Foreign Bond (U.S.            55,631      (7,667)      47,964         --        --            --
   Dollar-Hedged)
PIMCO VIT Low Duration                  48,278     (28,546)      19,732      1,279      (140)        1,138
PIMCO VIT Real Return                  104,140     (63,892)      40,248     17,976      (458)       17,518
Royce Micro-Cap                         13,033      (1,083)      11,950         --        --            --
RVT CLS AdvisorOne Amerigo              80,188      (7,360)      72,828         --        --            --
RVT CLS AdvisorOne Clermont             34,187        (189)      33,998         --        --            --
Rydex VT Sector Rotation                 9,646        (834)       8,812        837        (3)          833
SBL Alpha Opportunity                   11,222      (7,548)       3,674      3,312        (3)        3,310
SBL Diversified Income                  40,908     (29,527)      11,381     27,426      (588)       26,838
SBL Enhanced Index                      57,945     (11,251)      46,694     43,394       (37)       43,357
SBL Equity                              11,561     (10,692)         869         --        --            --
SBL Equity Income                       17,839      (8,391)       9,448     27,062    (1,038)       26,024
SBL Global                              98,759     (14,783)      83,976     15,382    (1,164)       14,218
SBL High Yield                          31,079      (1,866)      29,213      2,504      (109)        2,395
SBL Large Cap Value                     10,981        (413)      10,568         75        --            75
SBL Managed Asset Allocation            58,615     (50,416)       8,199      9,114        (9)        9,105
SBL Mid Cap Growth                      38,472      (3,124)      35,348     37,783    (3,324)       34,459
SBL Mid Cap Value                       55,398     (13,903)      41,495     27,450    (1,920)       25,530
SBL Money Market Series                531,780    (459,769)      72,011         --                      --
SBL Select 25                           51,878      (3,106)      48,772      4,416    (1,821)        2,595
SBL Small Cap Growth                    14,692      (1,627)      13,065         --        --            --
SBL Small Cap Value                      5,039        (225)       4,814        200        --           200
Van Kampen LIT Comstock                  4,014      (3,963)          51         --        --            --
Van Kampen LIT Government              100,089      (4,898)      95,191         --        --            --
Van Kampen UIF Equity and                6,245        (560)       5,685         --        --            --
   Income

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the two years in the period ended December 31, 2006, follows:

            Subaccount                                 2006            2005
-------------------------------------------------------------------------------
AIM V.I. Basic Value(2)
Units                                                    2,551             471
Unit value                                         $     15.07     $     13.85
Net assets                                         $    38,440     $     6,524
Ratio of expenses to net assets*                          0.75%           0.75%
Investment income ratio**                                 0.20%             --%
Total return***                                           8.79%           3.05%

AIM V.I. Capital Development(3)
Units                                                   13,235              --
Unit value                                         $     10.55     $        --
Net assets                                         $   139,618     $        --
Ratio of expenses to net assets*                          0.75%             --%
Investment income ratio**                                   --%             --%
Total return***                                           5.49%             --%

AIM V.I. Global Health Care(1)
Units                                                      377              --
Unit value                                         $     12.74     $     12.56
Net assets                                         $     4,807     $        --
Ratio of expenses to net assets*                          0.75%             --%
Investment income ratio**                                   --%             --%
Total return***                                           1.37%             --%

AIM V.I. International Growth(2)
Units                                                    9,357             983
Unit value                                         $     16.21     $     13.16
Net assets                                         $   151,687     $    12,940
Ratio of expenses to net assets*                          0.75%           0.75%
Investment income ratio**                                 0.76%           1.10%
Total return***                                          23.20%          14.83%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

            Subaccount                                 2006            2005
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity(2)
Units                                                    2,085           1,348
Unit value                                         $     14.82     $     13.86
Net assets                                         $    30,888     $    18,681
Ratio of expenses to net assets*                          0.75%           0.75%
Investment income ratio**                                 0.86%           0.57%
Total return***                                           6.90%           5.15%

AIM V.I. Global Real Estate(2)
Units                                                    5,527             130
Unit value                                         $     25.47     $     18.54
Net assets                                         $   140,737     $     2,401
Ratio of expenses to net assets*                          0.75%           0.75%
Investment income ratio**                                 1.41%           2.05%
Total return***                                          37.37%          19.22%

American Century VP Ultra(2)
Units                                                   18,946          14,567
Unit value                                         $     11.27     $     12.11
Net assets                                         $   213,422     $   176,406
Ratio of expenses to net assets*                          0.75%           0.75%
Investment income ratio**                                   --%             --%
Total return***                                          (6.94)%          1.14%

American Century VP Value(2)
Units                                                   17,046              --
Unit value                                         $     15.56     $     13.64
Net assets                                         $   265,273     $        --
Ratio of expenses to net assets*                          0.75%           0.75%
Investment income ratio**                                 0.34%             --%
Total return***                                          14.11%           2.37%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

            Subaccount                                 2006            2005
-------------------------------------------------------------------------------
Dreyfus IP Technology Growth Portfolio(1)
Units                                                      262              --
Unit value                                         $     10.14     $     10.12
Net assets                                         $     2,654     $        --
Ratio of expenses to net assets*                          0.75%           0.75%
Investment income ratio**                                   --%             --%
Total return***                                           0.22%             --%

Dreyfus VIF International Value(1)
Units                                                   28,047              --
Unit value                                         $     14.27     $     12.10
Net assets                                         $   400,194     $        --
Ratio of expenses to net assets*                          0.75%           0.75%
Investment income ratio**                                   --%             --%
Total return***                                          17.90%             --%

Legg Mason Partners Variable
   Aggressive Growth(3)
Units                                                   37,808              --
Unit value                                         $     10.39     $        --
Net assets                                         $   392,689     $        --
Ratio of expenses to net assets*                          0.75%             --%
Investment income ratio**                                   --%             --%
Total return***                                           3.86%             --%

MFS VIT Research International(3)
Units                                                    6,214              --
Unit value                                         $     11.34     $        --
Net assets                                         $    70,499     $        --
Ratio of expenses to net assets*                          0.75%             --%
Investment income ratio**                                 1.05%             --%
Total return***                                          13.43%             --%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

            Subaccount                                 2006            2005
-------------------------------------------------------------------------------
MFS VIT Total Return(3)
Units                                                  107,817              --
Unit value                                         $     10.64     $        --
Net assets                                         $ 1,147,225     $        --
Ratio of expenses to net assets*                          0.75%             --%
Investment income ratio**                                 0.31%             --%
Total return***                                           6.40%             --%

MSF VIT Utilities(3)
Units                                                    6,589              --
Unit value                                         $     12.33     $        --
Net assets                                         $    81,253     $        --
Ratio of expenses to net assets*                          0.75%             --%
Investment income ratio**                                 0.58%             --%
Total return***                                          23.30%             --%

Neuberger Berman AMT Socially Responsive(4)
Units                                                       95              --
Unit value                                         $     16.28     $        --
Net assets                                         $     1,545     $        --
Ratio of expenses to net assets*                          0.75%             --%
Investment income ratio**                                   --%             --%
Total return***                                          62.78%             --%

Oppenheimer Main Street Small Cap/VA(2)
Units                                                    7,371           2,969
Unit value                                         $     18.20     $     16.48
Net assets                                         $   134,136     $    48,922
Ratio of expenses to net assets*                          0.75%           0.75%
Investment income ratio**                                 0.01%             --%
Total return***                                          10.45%           8.85%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

            Subaccount                                 2006            2005
-------------------------------------------------------------------------------
PIMCO VIT All Asset(1)
Units                                                      330              --
Unit value                                         $     11.97     $     11.87
Net assets                                         $     3,954     $        --
Ratio of expenses to net assets*                          0.75%           0.75%
Investment income ratio**                                 4.94%             --%
Total return***                                           0.81%             --%

PIMCO VIT Commodity-
   RealReturn Strategy(3)
Units                                                    3,812              --
Unit value                                         $     10.18     $        --
Net assets                                         $    38,829     $        --
Ratio of expenses to net assets*                          0.75%             --%
Investment income ratio**                                 5.65%             --%
Total return***                                           1.85%             --%

PIMCO VIT Foreign Bond (U.S.
   Dollar-Hedged)(3)
Units                                                   47,964              --
Unit value                                         $      9.96     $        --
Net assets                                         $   477,760     $        --
Ratio of expenses to net assets*                          0.75%             --%
Investment income ratio**                                 1.38%             --%
Total return***                                          (0.37)%            --%

PIMCO VIT Low Duration(2)
Units                                                   20,870           1,138
Unit value                                         $      9.40     $      9.38
Net assets                                         $   195,934     $    10,679
Ratio of expenses to net assets*                          0.75%           0.75%
Investment income ratio**                                 5.73%           3.73%
Total return***                                           0.16%          (2.28)%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

            Subaccount                                 2006            2005
-------------------------------------------------------------------------------
PIMCO VIT Real Return(2)
Units                                                   57,766          17,518
Unit value                                         $     10.41     $     10.72
Net assets                                         $   600,989     $   187,892
Ratio of expenses to net assets*                          0.75%           0.75%
Investment income ratio**                                 6.80%           2.74%
Total return***                                          (2.98)%         (0.97)%

Royce Micro-Cap(3)
Units                                                   11,950              --
Unit value                                         $     10.74     $        --
Net assets                                         $   128,314     $        --
Ratio of expenses to net assets*                          0.75%             --%
Investment income ratio**                                 0.17%             --%
Total return***                                           7.39%             --%

RVT CLS AdvisorOne Amerigo(3)
Units                                                   72,828              --
Unit value                                         $     10.51     $        --
Net assets                                         $   765,131     $        --
Ratio of expenses to net assets*                          0.75%             --%
Investment income ratio**                                 0.18%             --%
Total return***                                           5.07%             --%

RVT CLS AdvisorOne Clermont(3)
Units                                                   33,998              --
Unit value                                         $     10.27     $        --
Net assets                                         $   349,152     $        --
Ratio of expenses to net assets*                          0.75%             --%
Investment income ratio**                                 4.03%             --%
Total return***                                           2.68%             --%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

            Subaccount                                 2006            2005
-------------------------------------------------------------------------------
Rydex VT Sector Rotation(2)
Units                                                    9,645             833
Unit value                                         $     15.34     $     14.30
Net assets                                         $   147,958     $    11,915
Ratio of expenses to net assets*                          0.75%           0.75%
Investment income ratio**                                   --%             --%
Total return***                                           7.30%          13.75%

SBL Alpha Opportunity(2)
Units                                                    6,984           3,310
Unit value                                         $     14.06     $     12.90
Net assets                                         $    98,205     $    42,697
Ratio of expenses to net assets*                          0.75%           0.75%
Investment income ratio**                                   --%             --%
Total return***                                           8.97%           4.81%

SBL Diversified Income(2)
Units                                                   38,219          26,838
Unit value                                         $     11.17     $     11.18
Net assets                                         $   427,129     $   299,939
Ratio of expenses to net assets*                          0.75%           0.75%
Investment income ratio**                                   --%             --%
Total return***                                          (0.02)%         (2.13)%

SBL Enhanced Index(2)
Units                                                   90,051          43,357
Unit value                                         $      7.95     $      7.14
Net assets                                         $   715,766     $   309,578
Ratio of expenses to net assets*                          0.75%           0.75%
Investment income ratio**                                   --%             --%
Total return***                                          11.31%           3.33%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

            Subaccount                                 2006            2005
-------------------------------------------------------------------------------
SBL Equity(1)
Units                                                      869              --
Unit value                                         $      7.15     $      6.58
Net assets                                         $     6,222     $        --
Ratio of expenses to net assets*                          0.75%           0.75%
Investment income ratio**                                   --%             --%
Total return***                                           8.74%             --%

SBL Equity Income(2)
Units                                                   35,472          26,024
Unit value                                         $     13.78     $     12.04
Net assets                                         $   488,851     $   313,320
Ratio of expenses to net assets*                          0.75%           0.75%
Investment income ratio**                                   --%             --%
Total return***                                          14.46%           1.53%

SBL Global(2)
Units                                                   98,194          14,218
Unit value                                         $     11.41     $     10.10
Net assets                                         $ 1,120,814     $   143,618
Ratio of expenses to net assets*                          0.75%           0.75%
Investment income ratio**                                   --%             --%
Total return***                                          13.04%          14.09%

SBL High Yield(2)
Units                                                   31,608           2,395
Unit value                                         $     24.02     $     22.43
Net assets                                         $   759,303     $    53,734
Ratio of expenses to net assets*                          0.75%           0.75%
Investment income ratio**                                   --%             --%
Total return***                                           7.09%           0.23%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

            Subaccount                                 2006            2005
-------------------------------------------------------------------------------
SBL Large Cap Value(2)
Units                                                   10,643              75
Unit value                                         $     10.89     $      9.27
Net assets                                         $   115,950     $       691
Ratio of expenses to net assets*                          0.75%           0.75%
Investment income ratio**                                   --%             --%
Total return***                                          17.51%           7.89%

SBL Managed Asset Allocation(2)
Units                                                   17,304           9,105
Unit value                                         $     10.50     $      9.73
Net assets                                         $   181,729     $    88,536
Ratio of expenses to net assets*                          0.75%           0.75%
Investment income ratio**                                   --%             --%
Total return***                                           7.97%           1.96%

SBL Mid Cap Growth(2)
Units                                                   69,807          34,459
Unit value                                         $      9.50     $      9.40
Net assets                                         $   663,501     $   323,828
Ratio of expenses to net assets*                          0.75%           0.75%
Investment income ratio**                                   --%             --%
Total return***                                           1.09%           9.67%

SBL Mid Cap Value(2)
Units                                                   67,025          25,530
Unit value                                         $     22.61     $     20.47
Net assets                                         $ 1,515,112     $   522,485
Ratio of expenses to net assets*                          0.75%           0.75%
Investment income ratio**                                   --%             --%
Total return***                                          10.45%          15.63%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

            Subaccount                                 2006            2005
-------------------------------------------------------------------------------
SBL Money Market Series(1)
Units                                                   72,011              --
Unit value                                         $      9.23     $      9.17
Net assets                                         $   664,435     $        --
Ratio of expenses to net assets*                          0.75%           0.75%
Investment income ratio**                                   --%             --%
Total return***                                           0.58%             --%

SBL Select 25(2)
Units                                                   51,367           2,595
Unit value                                         $      7.18     $      6.93
Net assets                                         $   368,648     $    17,973
Ratio of expenses to net assets*                          0.75%           0.75%
Investment income ratio**                                   --%             --%
Total return***                                           3.59%          10.15%

SBL Small Cap Growth(1)
Units                                                   13,065              --
Unit value                                         $      6.81     $      6.73
Net assets                                         $    89,032     $        --
Ratio of expenses to net assets*                          0.75%           0.75%
Investment income ratio**                                   --%             --%
Total return***                                           1.27%             --%

SBL Small Cap Value(2)
Units                                                    5,014             200
Unit value                                         $     22.39     $     20.49
Net assets                                         $   112,272     $     4,099
Ratio of expenses to net assets*                          0.75%           0.75%
Investment income ratio**                                   --%             --%
Total return***                                           9.24%          12.73%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

            Subaccount                                 2006            2005
-------------------------------------------------------------------------------
Van Kampen LIT Comstock(3)
Units                                                       51              --
Unit value                                         $     10.94     $        --
Net assets                                         $       561     $        --
Ratio of expenses to net assets*                          0.75%             --%
Investment income ratio**                                   --%             --%
Total return***                                           9.38%             --%

Van Kampen LIT Government(3)
Units                                                   95,191              --
Unit value                                         $     10.05     $        --
Net assets                                         $   956,477     $        --
Ratio of expenses to net assets*                          0.75%             --%
Investment income ratio**                                   --%             --%
Total return***                                           0.48%             --%

Van Kampen  UIF Equity and Income(3)
Units                                                    5,685              --
Unit value                                         $     10.73     $        --
Net assets                                         $    60,968     $        --
Ratio of expenses to net assets*                          0.75%             --%
Investment income ratio**                                 0.30%             --%
Total return***                                           7.26%             --%

* These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

      investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(1) Unit value information is calculated on a daily basis, regardless of whether or not the subaccount has contractholders.

(2)   For the period from February 1, 2005 (inception date) to December 31,
      2005.

(3)   For the period from March 10, 2006 (inception date) to December 31, 2006.

(4)   For the period from April 27, 2006 (inception date) to December 31, 2006.

                                     PART C
                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements

               The following financial statements are included in Part B of the Registration Statement: (1) the audited financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006; and (2) the audited financial statements of Variable Annuity Account B at December 31, 2006, and for each of the two years in the period ended December 31, 2006.

          (b)  Exhibits

               (1) Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account(e)
               (2)  Not Applicable
               (3)  (a)  Distribution Agreement(c)
                        (i)  Amendments Nos. 1 and 2(z)
                    (b)  Marketing Organization Agreement(e)
                        (i) Amendment to Marketing Organization Agreement - Anti-Money Laundering Requirement(z)
                    (c)  Commission Schedule(j)
                    (d)  Third Party Sales Agreement(i)
               (4)  (a)  Individual Contract (Form FSB236  1-05)(f)
                    (b)  Individual Contract - Unisex (Form FSB236  1-05U)(f)
                    (c)  Alternate Withdrawal Charge Rider (Form FSB223
                         5-04)(e)
                    (d)  IRA Endorsement (Form FSB203  5-04)(e)
                    (e)  Roth IRA Endorsement (Form FSB206  5-04)(e)
                    (f) Guaranteed Minimum Income Benefit Rider (Form FSB240 5-04)(e)
                    (g) Guaranteed Minimum Withdrawal Benefit Rider (Form FSB241 5-04)(e)
                    (h) Annual Stepped Up Death Benefit Rider (Form FSB218 10-01)(b)
                    (i)  Credit Enhancement Rider (Form FSB222  7-02)(c)
                    (j)  Asset Allocation Rider (Form FSB225  10-01)(b)
                    (k)  Dollar Cost Averaging Rider (Form FSB226  10-01)(b)
                    (l)  Bonus Credit Endorsement (Form FSB238 7-02)(d)
                    (m)  Disability Rider (Form FSB220 10-01)(b)
                    (n)  Tax Sheltered Annuity Endorsement (Form FSB202
                         R2-97)(a)
                    (o)  Loan Endorsement (Form FSB221  10-01)(e)
               (5)  (a)  Individual Application (Form FSB237 (5-06))
                    (b)  Application Supplement (Form FSB237 SUPP A (3-06))
                    (c)  Application Supplement (Form FSB237 SUPP B (2506))

               (6)  (a)  Declaration and Certificate of Incorporation of First
                         Security Benefit Life Insurance and Annuity Company of New York(h)
                    (b) Bylaws of First Security Benefit Life Insurance and Annuity Company of New York(h)

               (7)  Automatic Reinsurance Agreement(i)

               (8)  (a)  Participation Agreement - AIM(i)
                         (i) Amendments Nos. 1 and 2 to Participation Agreement (i)
                         (ii) Amendments No. 3 to Participation Agreement (k)
                    (b)  Participation Agreement - American Century(f)
                         (i)  Amendments No. 1 to Participation Agreement (f)
                    (c)  Participation Agreement - Dreyfus(f)
                         (i)  Amendments No. 1 Participation Agreement (k)
                    (d)  Participation Agreement - Legg Mason(m)
                         (i)  Amendments No. 1 Participation Agreement
                    (e)  Participation Agreement - MFS(j)
                    (f)  Participation Agreement - Neuberger Berman(i)
                         (i) Amendments Nos. 1 and 2 to Participation Agreement (i)
                    (g)  Participation Agreement - Oppenheimer(f)
                         (i)  Amendments No. 1 to Participation Agreement (f)
                         (ii) Amendments No. 2 to Participation Agreement (k)
                    (h)  Participation Agreement - PIMCO(f)
                         (i)  Amendments No. 1 to Participation Agreement (f)
                         (ii) Amendments Nos. 2 and 3 to Participation
                              Agreement (k)
                    (i)  Participation Agreement - Potomac(j)
                         (i) Amendments Nos. 1 and 2 to Participation Agreement (k)
                    (j)  Participation Agreement - Rydex(i)
                         (i) Amendments Nos. 1, 2,3, and 4 to Participation Agreement (i)
                         (ii) Amendments No. 5 to Participation Agreement (k)
                    (k)  Participation Agreement - Van Kampen LIT (j)
                    (l) Participation Agreement - Van Kampen UIF (Morgan Stanley) (j)
                    (m)  Information Sharing Agreement - AIM(m)
                    (n)  Information Sharing Agreement - American Century(m)
                    (o)  Information Sharing Agreement - Dreyfus(m)
                    (p)  Information Sharing Agreement - Janus
                    (q)  Information Sharing Agreement - Legg Mason(m)
                    (r)  Information Sharing Agreement - MFS(m)
                    (s)  Information Sharing Agreement - Neuberger Berman(m)
                    (t)  Information Sharing Agreement - Oppenheimer(m)
                    (u)  Information Sharing Agreement - PIMCO(m)
                    (v)  Information Sharing Agreement - Royce(m)
                    (w)  Information Sharing Agreement - Rydex(m)
                    (x)  Information Sharing Agreement - FSBL
                    (y)  Information Sharing Agreement - Van Kampen(m)
               (9)  Opinion of Counsel(f)
               (10) Consent of Independent Registered Public Accounting Firm
               (11) Not Applicable
               (12) Not Applicable

               (13) Powers of Attorney of Howard R. Fricke, , Kris A. Robbins,
                    Katherine White, Stephen R. Herbert, Stephen A. Crane, Thomas A. Swank, J. Michael Keefer and Michael G. Odlum.(l)

(a) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-83240 (filed April 30, 1998).

(b) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed May 28, 2002).

(c) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed July 19, 2002).

(d) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed February 28, 2003).

(e) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-118136 (filed August 11, 2004).

(f) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed November 18, 2004).

(g) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 29, 2005).

(h) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-83240 (filed April 28, 2006).

(i) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2006).

(j) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2006).

(k) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).

(l) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).

(m) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007).

Item 25.  Directors and Officers of the Depositor

          -----------------------------------------------------------------------------------------------------------------
          NAME AND PRINCIPAL BUSINESS ADDRESS   POSITIONS AND OFFICES WITH DEPOSITOR
          -----------------------------------------------------------------------------------------------------------------
          Kris A. Robbins*                      Chairman of the Board, CEO, and Director
          -----------------------------------------------------------------------------------------------------------------
          Peggy S. Avey                         Assistant Vice President, Chief Administrative
          70 West Red Oak Lane-4th Floor        Officer, and Assistant Secretary
          White Plains, New York 10604
          -----------------------------------------------------------------------------------------------------------------
          Thomas A. Swank*                      President and Director
          -----------------------------------------------------------------------------------------------------------------
          Michael G. Odlum*                     Vice President, Chief Investment Officer, and Director
          -----------------------------------------------------------------------------------------------------------------
          J. Michael Keefer*                    Vice President, General Counsel, Secretary, and Director
          -----------------------------------------------------------------------------------------------------------------
          Howard R. Fricke*                     Director
          -----------------------------------------------------------------------------------------------------------------
          Stephen A. Crane                      Director
          480 Park Avenue
          New York, NY 10022
          -----------------------------------------------------------------------------------------------------------------
          Stephen R. Herbert                    Director
          1100 Summer Street
          Stamford, CT 06905
          -----------------------------------------------------------------------------------------------------------------
          Katherine P. White                    Director
          1035 5th Avenue, Apt. 14D
          New York, NY 10028
          -----------------------------------------------------------------------------------------------------------------
          Kalman Bakk, Jr.*                     Vice President
          -----------------------------------------------------------------------------------------------------------------
          Dale Martin*                          Vice President
          -----------------------------------------------------------------------------------------------------------------
          J. Timothy Gaule*                     Valuation Actuary
          -----------------------------------------------------------------------------------------------------------------
          Jeanne R. Slusher*                    Assistant Vice President and Auditor
          -----------------------------------------------------------------------------------------------------------------
          Rui Guo*                              Product Development Actuary
          -----------------------------------------------------------------------------------------------------------------
          Amy J. Lee*                           Associate General Counsel
          -----------------------------------------------------------------------------------------------------------------
          Thomas R. Kaehr*                      Controller & Treasurer
          -----------------------------------------------------------------------------------------------------------------
          Christopher D. Swickard*              Assistant General Counsel
          -----------------------------------------------------------------------------------------------------------------
          Carmen R. Hill*                       Chief Compliance Officer
          -----------------------------------------------------------------------------------------------------------------
          *Located at One Security Benefit Place, Topeka, Kansas 66636.
          -----------------------------------------------------------------------------------------------------------------

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          The Depositor, First Security Benefit Life Insurance and Annuity Company of New York, is wholly owned by Security Benefit Corporation, which is wholly owned by Security Benefit Mutual Holding Company (SBMHC). As of December 31, 2006, no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of First Security Benefit Life Insurance and Annuity Company of New York.

          The following chart indicates the persons controlled by or under common control with Variable Annuity Account B or First Security Benefit Life Insurance and Annuity Company of New York:

          --------------------------------------------------------------------------------------------------------------------------
                                                                                                                    PERCENT OF
                                                                                                                VOTING SECURITIES
                                                                                         JURISDICTION OF          OWNED BY SBMHC
                       NAME                                                               ORGANIZATION      (DIRECTLY OR INDIRECTLY)
          --------------------------------------------------------------------------------------------------------------------------
          Security Benefit Mutual Holding Company (Holding Company)                           Kansas                   ---
          --------------------------------------------------------------------------------------------------------------------------
          Security Benefit Corporation (Holding Company)                                      Kansas                   100%
          --------------------------------------------------------------------------------------------------------------------------
          Security Benefit Life Insurance Company (Stock Life Insurance Company)              Kansas                   100%
          --------------------------------------------------------------------------------------------------------------------------
          6th Avenue Investment Management Company, LLC                                       Kansas                   100%
           (Investment Adviser)
          --------------------------------------------------------------------------------------------------------------------------
          Security Investments Corporation                                                    Kansas                   100%
          (Service Company)
          --------------------------------------------------------------------------------------------------------------------------
          se(2), inc. (Third party Administrator)                                             Kansas                   100%
          --------------------------------------------------------------------------------------------------------------------------
          Security Distributors, Inc. (Broker/Dealer, Principal Underwriter                   Kansas                   100%
          of Mutual Funds)
          --------------------------------------------------------------------------------------------------------------------------
          Security Benefit Academy, Inc. (Daycare Company)                                    Kansas                   100%
          --------------------------------------------------------------------------------------------------------------------------
          Security Financial Resources, Inc.                                                  Kansas                   100%
          (Financial Services)
          --------------------------------------------------------------------------------------------------------------------------
          Security Financial Resources Collective Investments, LLC                           Delaware                  81%
          (Private Fund)
          --------------------------------------------------------------------------------------------------------------------------
          First Security Benefit Life Insurance and Annuity Company of New York              New York                  100%
          (Stock Life Insurance Company)
          --------------------------------------------------------------------------------------------------------------------------
          Brecek & Young Advisors, Inc.                                                     California                 100%
          --------------------------------------------------------------------------------------------------------------------------
          Brecek & Young Financial Services Group of Montana, Inc.                            Montana                  100%
          --------------------------------------------------------------------------------------------------------------------------
          Brecek & Young Financial Services Group of Nevada, Inc.                             Nevada                   100%
          --------------------------------------------------------------------------------------------------------------------------
          Brecek & Young Financial Group Insurance Agency of Texas, Inc.                       Texas                   100%
          --------------------------------------------------------------------------------------------------------------------------

          First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate accounts: T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York and Variable Annuity Account A.

Item 27.  Number of Contracts

          As of February 28, 2007, there were 83 Qualified Contracts and 87 Non-Qualified Contracts issued under Variable Annuity Account B.

Item 28.  Indemnification

          Article IX, Section 1(c) of the By-laws of First Security Benefit Life Insurance and Annuity Company of New York includes the following provision:

          The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or any other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in or in the case of service for other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement and expenses as the court deems proper.

          Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a)(1) Security Distributors, Inc. ("SDI") acts as principal underwriter of the Contracts issued under Variable Annuity Account B, which includes SecureDesigns Variable Annuity and AdvanceDesigns Variable Annuity.

          (a)(2) SDI also acts as principal underwriter for:

                 Variable Annuity Account A (AdvisorDesigns Variable Annuity) Variable Annuity Account A (EliteDesigns Variable Annuity)

          (a)(3) In addition, SDI acts as principal underwriter for the following separate accounts of Security Benefit Life Insurance
                 Company:

                 SBL Variable Annuity Account I
                 SBL Variable Annuity Account III
                 SBL Variable Annuity Account IV
                 Security Varilife Separate Account (Security Elite Benefit) Security Varilife Separate Account (Security Varilife)
                 SBL Variable Life Insurance Account (Varilife)
                 Variable Annuity Account IX
                 Account XVI
                 Parkstone Advantage Variable Annuity
                 Variflex Separate Account (Variflex)
                 Variflex Separate Account (Variflex ES)
                 Variable Annuity Account VIII (Variflex Extra Credit)
                 Variable Annuity Account VIII (Variflex LS)
                 Variable Annuity Account VIII (Variflex Signature)
                 Variable Annuity Account XI (Scarborough Advantage Variable
                   Annuity)
                 SBL Variable Annuity Account XIV (AdvisorDesigns Variable
                   Annuity)
                 SBL Variable Annuity Account XIV (AEA Variable Annuity)
                 SBL Variable Annuity Account XIV (AdvanceDesigns Variable
                   Annuity)
                 SBL Variable Annuity Account XIV (EliteDesigns Variable
                   Annuity)
                 SBL Variable Annuity Account XIV (NEA Valuebuilder)
                 SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement
                   Income Director Variable Annuity)
                 SBL Variable Annuity Account XIV (SecureDesigns Variable
                   Annuity)
                 SBL Variable Annuity Account XIV (Security Benefit Advisor
                   Variable Annuity)
                 SBL Variable Annuity Account XVII (Classic Strategies Variable
                   Annuity)
                 SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

          (a)(4) SDI acts as principal underwriter for the following funds:

                 Security Equity Fund
                 Security Income Fund
                 Security Large Cap Value Fund
                 Security Mid Cap Growth Fund

                 SBL Fund
                 Security Financial Resources Collective Investments, LLC

          (a)(5) SDI acts as principal underwriter for the following Commonwealth Annuity and Life Insurance Company Separate
                 Accounts:

                 VEL Account
                 VEL II Account
                 VEL III Account
                 Separate Account III
                 Select Separate Account II
                 Inheiritage Account Group VEL
                 Account Separate Account IMO
                 Separate Account FUVUL
                 Separate Account KGC
                 Separate Account KG
                 Separate Account VA-P
                 Separate Account VA-K
                 Separate Account VA-K - Delaware Medallion Annuity Contracts Allmerica Select Separate Account
                 Fulcrum Separate Account

          (a)(6) SDI acts as principal underwriter for the following First Allmerica Financial Life Insurance Company Separate Accounts:

                 VEL II Account
                 Separate Account SPVL
                 Allmerica Select Separate Account II
                 Inheiritage Account
                 Group VEL Account
                 Separate Account IMO
                 Separate Account KG
                 Separate Account KGC
                 Separate Account VA-P
                 Separate Account VA-K
                 Separate Account VA-K - Delaware Medallion Annuity Contracts Allmerica Select Separate Account
                 Fulcrum Separate Account

          (a)(7) SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

                 Nationwide Multi-Flex Variable Account
                 Nationwide Variable Account 9

          (b)    Name and Principal                  Position and Offices
                 Business Address*                   with Underwriter

                 Gregory J. Garvin                   President and Director

                 Michael G. Odlum                    Vice President and Director

                 Thomas A. Kaehr                     Treasurer

                 Brenda M. Harwood                   Vice President, Assistant
                                                     Treasurer and Director

                 Amy J. Lee                          Secretary and Chief
                                                     Compliance Officer

                 Christopher D. Swickard             Assistant Secretary

                 Carmen R. Hill                      Assistant Vice President

                 Richard M. Goldman
                 (Connecticut Business Center
                 6 Landmark Square #471              Director
                 Stamford, CT  06901-2704)


                 *For all persons listed, except as listed above, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001

          (c)  Not Applicable.

Item 30.  Location of Accounts and Records

          All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its home office - 70 West Red Oak Lane, 4th Floor, White Plains, New York 10604, and at its administrative office - One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.  Management Services

          All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings

          (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

          (b) Registrant undertakes that it will provide, as part of the Application to purchase the Contract, a space that the applicant can check to receive a copy of the Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.

          (d) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

          (e) Depositor represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meet the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 27th day of April 2007.

SIGNATURES AND TITLES

Kris A. Robbins, Chairman of           FIRST SECURITY BENEFIT LIFE INSURANCE
the Board, Chief Executive             AND ANNUITY COMPANY OF NEW YORK
Officer, and Director                  (THE DEPOSITOR)

                                       By: /s/ KRIS A. ROBBINS
                                       -----------------------------------------
Thomas A. Swank                        Kris A. Robbins, Chairman of the Board,
President and Director                 Chief Executive Officer, and Director as
                                       Attorney-in-Fact for the Officers and
                                       Directors Whose Names Appear Opposite
Michael G. Odlum
Vice President, Chief Investment
Officer, and Director                  VARIABLE ANNUITY ACCOUNT B
                                       (THE REGISTRANT)

J. Michael Keefer
Vice President, General Counsel,       By: FIRST SECURITY BENEFIT LIFE INSURANCE
Secretary, and Director                AND ANNUITY COMPANY OF NEW YORK
                                       (THE DEPOSITOR)

Howard R. Fricke                       By: /s/ KRIS A. ROBBINS
Director                               -----------------------------------------
                                       Kris A. Robbins, Chairman of the Board,
                                       Chief Executive Officer, and Director
Stephen A. Crane
Director
                                       By: /s/ THOMAS R. KAEHR
                                       -----------------------------------------
Stephen R. Herbert                     Thomas R. Kaehr, Controller and Treasurer
Director                               (chief accounting officer and chief
                                       financial officer)

Katherine White                        (ATTEST): /s/ J. MICHAEL KEEFER
Director                               -----------------------------------------
                                       J. Michael Keefer, Vice President,
                                       General Counsel, Secretary,
                                       and Director

                                       Date: April 27, 2007

                                  EXHIBIT INDEX

(1)  None

(2)  None

(3)  (a)  None
     (b)  None
     (c)  None
     (d)  None

(4)  (a)  None
     (b)  None
     (c)  None
     (d)  None
     (e)  None
     (f)  None
     (g)  None
     (h)  None
     (i)  None
     (j)  None
     (k)  None
     (l)  None
     (m)  None

(5)  (a)  Individual Application
     (b)  Individual Application Supplemental Form A
     (c)  Individual Application Supplemental Form B

(6)  (a)  None
     (b)  None

(7)  None

(8)  (a)  None
     (b)  None
     (c)  None
     (d)  None
          (i)  Legg Mason - Amendment 1 to Participation Agreement
     (e)  None
     (f)  None
     (g)  None
     (h)  None
     (i)  None
     (j)  None
     (k)  None
     (l)  None
     (m)  None
     (n)  None

     (o)  None
     (p)  Janus Information Sharing Agreement - Rule 22c-2
     (q)  None
     (r)  None
     (s)  None
     (t)  None
     (u)  None
     (v)  None
     (w)  None
     (x)  FSBL Information Sharing Agreement - Rule 22c-2
     (y)  None

(9)  None

(10) Consent of Independent Registered Public Accounting Firm

(11) None

(12) None

(13) None